                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. 1                                       /X/
         Post-Effective Amendment No. __                                     / /


     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 27                            /X/

                        (Check appropriate box or boxes.)

                            SAFECO SEPARATE ACCOUNT C
                            -------------------------
                           (Exact Name of Registrant)

                          Safeco Life Insurance Company
                          -----------------------------
                               (Name of Depositor)

            5069 154th Place N.E., Redmond, Washington           98052
            ------------------------------------------          -------
      (Address of Depositor's Principal Executive Offices)     (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000

                      Name and Address of Agent for Service
                      -------------------------------------
                             JACQUELINE M. VENEZIANI
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As Soon as Practicable after the effective date of this registration statement.


If appropriate, check the following:
                this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 2003 on or about March 18, 2004.





                      TITLE OF SECURITIES BEING REGISTERED:
             Individual Flexible Premium Variable Annuity Contracts

                                     PART A

                                   PROSPECTUS

SPINNAKER(R) CHOICE

Variable Annuity

ISSUED BY

SAFECO SEPARATE ACCOUNT C

AND

SAFECO LIFE INSURANCE COMPANY

This prospectus describes an individual flexible premium deferred variable annuity contract, the Spinnaker Choice Variable Annuity Contract and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The contracts are: not deposits or obligations of, or guaranteed or endorsed by, any financial institution; and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



Dated: April 30, 2004


SAFECO RESOURCE SERIES TRUST
     -  Safeco RST Core Equity Portfolio
     -  Safeco RST Growth Opportunities Portfolio
     -  Safeco RST Multi-Cap Core Portfolio
     -  Safeco RST Bond Portfolio
     -  Safeco RST Money Market Portfolio
     -  Safeco RST Small-Cap Value Portfolio

AIM VARIABLE INSURANCE FUNDS
     -  AIM V.I. Aggressive Growth Fund (Series I Shares)

     -  AIM V.I. Real Estate Fund (Series I Shares)

     -  AIM V.I. Capital Development Fund (Series II Shares)
     -  AIM V.I. International Growth Fund (Series II Shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     -  American Century VP Balanced
     -  American Century VP International
     -  American Century VP Value

    -  American Century VP Ultra(R) Class II


DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")
     -  Dreyfus IP - MidCap Stock Portfolio - Initial Shares
     -  Dreyfus IP - Technology Growth Portfolio - Initial Shares

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
     -  Dreyfus VIF - Quality Bond Portfolio - Initial Shares
     -  Dreyfus VIF - Appreciation Portfolio - Initial Shares


DREYFUS STOCK INDEX FUND - SERVICE SHARES


FEDERATED INSURANCE SERIES
     -  Federated High Income Bond Fund II
     -  Federated Capital Income Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     -  Fidelity VIP Growth Portfolio
     -  Fidelity VIP Contrafund(R) Portfolio

     -  Fidelity VIP Growth & Income Portfolio

     -  Fidelity VIP Equity Income Portfolio
     -  Fidelity VIP Asset Manager(SM) Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     -  Franklin Small Cap Fund - Class 2
     -  Franklin U.S. Government Fund - Class 2
     -  Mutual Shares Securities Fund - Class 2

     -  Templeton Developing Markets Securities Fund - Class 2

     -  Templeton Growth Securities Fund - Class 2

ING VP NATURAL RESOURCES TRUST
     -  ING VP Natural Resources Trust

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     -  INVESCO VIF - Health Sciences Fund (Series I Shares)

You can allocate your contract cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to Safeco Separate Account C ("Separate Account"), which invests in the portfolios listed here. The portfolio prospectuses for each of the portfolios available through the Separate Account should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request at no charge.


To learn more about the Spinnaker Choice Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 30, 2004. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally part of the prospectus. You may request a free copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying portfolios by calling us at 1-800-472-3326 or writing us at: PO Box 3882, Seattle, WA 98124-3882. The table of contents for the SAI can be found at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.


J.P. MORGAN SERIES TRUST II
     -  JPMorgan Mid Cap Value Portfolio
     -  JPMorgan International Equity Portfolio

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------
SUMMARY                                                                        1

FEE TABLE                                                                      4

EXAMPLES                                                                       7

1.  THE ANNUITY CONTRACT                                                      10
    Owner                                                                     10
    Annuitant                                                                 10
    Beneficiary                                                               10
    Change of Ownership                                                       10

2   ANNUITY PAYMENTS (INCOME PHASE)                                           10
    Changing Portfolios During the Income Phase                               11

3.  PURCHASE                                                                  12
    Purchase Payments                                                         12
    Allocation of Purchase Payments                                           12
    Accumulation Units                                                        12
    Right to Examine                                                          12

4.  INVESTMENT OPTIONS                                                        13
    Variable Investment Options                                               13
    Changes to the Investment Options                                         16
    Voting Rights                                                             16
    Fixed Account                                                             17
    Transfers                                                                 17
    Scheduled Transfers                                                       18
      Dollar Cost Averaging                                                   18
      Appreciation or Interest Sweep                                          18
      Portfolio Rebalancing                                                   18
    Limits on Excessive Transfers                                             18

5.  CHARGES & EXPENSES                                                        19
    Insurance Charges                                                         19
    Annual Administration Maintenance Charge                                  19
    Contingent Deferred Sales Charge                                          19
    Withdrawal Charge                                                         19
    Transfer Charge                                                           19
    Premium Taxes                                                             20
    Optional Benefit Charges                                                  20
    Income or Other Taxes                                                     20
    Portfolio Expenses                                                        20

6.  TAXES                                                                     20
    Annuity Contracts in General                                              20
    Death Benefits                                                            20
    Qualified Contracts                                                       20
    Withdrawal From Roth IRAs                                                 21
    Withdrawal for Investment Adviser Fees                                    21
    Optional Benefit Riders -
      Non-qualified Contracts                                                 21
    Non-qualified Contracts                                                   21
    Taxation of Annuity Payments                                              21
    Exchanges                                                                 21
    Diversification                                                           21
    Tax Withholding                                                           22

7.  ACCESS TO YOUR MONEY                                                      22
    Free Withdrawal Amount                                                    22
    Healthcare Confinement                                                    22
    Repetitive Withdrawals                                                    22
    Minimum Value Requirements                                                22

8.  DEATH BENEFIT                                                             22
    Death During the Accumulation Phase                                       22
      Basic Death Benefit                                                     23
      Calculation of Death Benefit                                            23
      Payment of Death Benefit                                                23
    Death During the Income Phase                                             23
    Optional Death Benefits                                                   23
      Minimum Guaranteed Death Benefit -
        Annual Reset ("MGDB - Annual Reset")                                  23
      Earnings Enhancement Benefit ("EEB")                                    24
    Limitation on Death Benefit                                               24
    Beneficiary                                                               24

9.  OTHER INFORMATION                                                         25
    Safeco Life                                                               25
    Separate Account                                                          25
    Changes to the Separate Account                                           25
    General Account                                                           25
    Distribution (Principal Underwriter)                                      25
    Amendments to the Contract                                                26
    Legal Proceedings                                                         26
    Right to Suspend Annuity Payments,
      Transfers, or Withdrawals                                               26
    Reduction of Charges or Additional
      Amounts Credited                                                        26
    Website Information                                                       26
    Financial Statements                                                      26

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                      27

APPENDIX A: CALCULATION OF EEB OPTIONAL DEATH BENEFIT                        A-1

APPENDIX B: ACCUMULATION UNIT VALUE HISTORY                                  B-1

INDEX OF SPECIAL TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.


                                                                            PAGE
Accumulation Phase                                                            9

Accumulation Unit                                                            11

Annuitant                                                                     9

Annuity Date                                                                 11

Annuity Payments                                                              9

Annuity Unit                                                                  9

Beneficiary                                                                   9

Contract Value                                                               22

Fixed Account                                                                16

Home Office                                                                   3

Income Phase                                                                  9

Joint Owner                                                                   9

NYSE                                                                         10

Net Investment Factor                                                        11

Non-qualified                                                                20

Owner                                                                         9

Portfolios                                                                   12

Purchase Payment                                                             11

Qualified                                                                    19

Subaccount                                                                   12

Tax Deferral                                                                  9

You                                                                           9

                                     SUMMARY

  TOPICS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THE PROSPECTUS WHICH DISCUSS
                              THEM IN MORE DETAIL.

THE ANNUITY CONTRACT

The prospectus describes generally applicable provisions of the annuity contract. You should refer to your contract for any variations required by your state. The provisions of your contract control if inconsistent with any of the provisions in the prospectus.

The annuity contract (the "contract") is an agreement between you, the owner, and Safeco Life Insurance Company ("Safeco Life", "we", and "us"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may divide your money among the available variable investment portfolios and a fixed account. The value of the portfolios can fluctuate up or down, based on the investment performance of the underlying investments. Your investment in the portfolios is not guaranteed and you may lose money. The fixed account offers an interest rate set and guaranteed by Safeco Life. Your choices for the various investment options are found in Section 4.

Like many annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings or losses are based on the investment performance of the portfolios you selected and/or the interest rate earned on the fixed account. During the income phase, the payee (you or someone you choose) will receive payments from your annuity.

The amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of payments during the income phase.

ANNUITY PAYMENTS (INCOME PHASE)

You can select from one of four payment options. This selection cannot be changed once you switch to the income phase. However, switching to the income phase does not affect the available investment options. You can choose to have fixed or variable payments, or both. If you choose to have any part of your payments come from the portfolios, the dollar amount of your payments will usually go up or down.

PURCHASE

You can buy the contract with $10,000 or more under most circumstances. You can add $1,000 or more as often as you like during the accumulation phase. Any purchase payment in excess of $1 million requires our prior approval.

INVESTMENT OPTIONS

Currently, the separate account invests in 36 portfolios. Depending upon market conditions, you can make or lose money in any of these portfolios. You may also allocate money to the fixed account which credits guaranteed interest rates. We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your policy.

CHARGES & EXPENSES

The contract has insurance features and investment features, and there are costs related to each.

We deduct insurance charges which equal 1.55% annually of the average daily net assets of each portfolio. The insurance charges include: mortality and expense risk charge, 1.40% annually, and asset related administration charge, 0.15% annually. These are not charged on money allocated to the fixed account.

Each contract year, we deduct an annual administration maintenance charge from your contract. Currently, we charge $30; however, we may raise this charge to up to $50 per contract year. This charge is waived if the value of your contract is $50,000 or more.

If you take more than 10% of your contract value out in a contract year, you may be assessed a contingent deferred sales charge. The amount of this charge depends upon the age of your contract, not on the age of each purchase payment. The charge is based upon the amount withdrawn and starts at 7% in the first contract year and declines to 0% after five years.

A separate withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply to each withdrawal after the first in a contract year.

You can transfer between investment options up to 12 times per contract year free of a transfer charge. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.

In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.

If you elect one or more of the optional death benefit riders, we will deduct an additional charge. This charge will vary depending upon which optional death benefit rider(s) you have elected. If you elect the Minimum Guaranteed Death Benefit - Annual Reset ("MGDB - Annual Reset") rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each portfolio. If you elect the Earnings Enhancement Benefit ("EEB") rider, we will deduct an additional charge which is equal, on an annual basis, to 0.15% of the average daily net assets of each portfolio and the fixed account.

There are also annual portfolio expenses which vary depending upon the portfolios you select. In 2003, these expenses ranged from 0.52% to 1.82%.


The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the owner transaction expenses do not apply. See
Section 5 - Charges & Expenses for a more detailed discussion.

TAXES

Generally, earnings and amounts equal to purchase payments made with pre-tax dollars are not taxed until you take them out. During the accumulation phase, taxable amounts generally come out first and are taxed as ordinary income. Exceptions may apply to contracts issued in connection with certain retirement plans. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the income phase, annuity payments are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

ACCESS TO YOUR MONEY

You may take money out at any time during the accumulation phase unless you are restricted by requirements of a retirement plan. Each contract year, you can take up to 10% of the contract value without paying a contingent deferred sales charge. Amounts in excess of 10% may be subject to a contingent deferred sales charge. This charge varies based on the age of your contract, not on the age of particular purchase payments. You may have to pay income taxes and tax penalties on any money you take out.

PERFORMANCE

The value of your contract will vary up or down depending upon the investment performance of the portfolios you choose. Past performance is not a guarantee of future results.

DEATH BENEFIT

If you die before moving to the income phase, we will pay a death benefit as described in Section 8 - Death Benefits. There are two optional death benefits available for selection. You may elect none, one or both benefits at the time you purchase your contract.

     MINIMUM GUARANTEED DEATH BENEFIT - ANNUAL RESET RIDER ("MGDB - Annual Reset") resets the minimum guaranteed death benefit annually each contract anniversary until the oldest owner attains age 75.


     EARNINGS ENHANCEMENT BENEFIT RIDER ("EEB") may add 25% or 40% (depending on the age of the oldest owner on the issue date of the contract) of your contract's earnings, if any, to the death benefit payable at your death. This rider is only available for non-qualified contracts.


OTHER INFORMATION

RIGHT TO EXAMINE. If you cancel the contract within 10 days after receiving it (or any longer period that is required in your state), we will send your money back without assessing a contingent deferred sales charge. You will receive:


   - whatever your contract is worth on the day we receive your request which may be more or less than your original purchase payment;

   - a return of purchase payments; or

   - the greater of the two, depending on state law requirements or if your contract is an IRA or a Roth IRA.


TRANSACTIONS. You can initiate transfers or withdrawals as desired or schedule them in advance under the following strategies:

   - Dollar Cost Averaging: You may elect to automatically transfer a set amount from any portfolio or the fixed account to any of the other portfolios monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.

   - Appreciation or Interest Sweep: If your contract value exceeds $10,000, you may elect to have interest from the fixed account or earnings from the Safeco RST Money Market Portfolio automatically swept monthly, quarterly, or annually into any other portfolio of your choice.

   - Portfolio Rebalancing: If your contract value exceeds $10,000, you may elect to have each portfolio rebalanced quarterly, semiannually, or annually to maintain your specified allocation percentages.

   - Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the accumulation phase. Any money you receive may result in contract charges, income taxes, and tax penalties.


QUALIFIED CONTRACTS. You may purchase the contract as a Individual Retirement Annuity ("IRA") or a Roth IRA, which we also refer to as qualified contracts because they are qualified to provide you certain tax deferral features under the Internal Revenue Code. You do not have to purchase an annuity contract to obtain the same type of tax deferral as provided by other Individual Retirement Arrangements and Roth Individual Retirement Arrangements. However, the contract provides features and benefits not provided by such other arrangements. There are costs and expenses under the contract related to these benefits and features. You should consult your tax advisor to determine whether the use of the contract within a qualified retirement plan is an appropriate investment for you.


EXCHANGES. It may not be in your best interest to surrender an existing annuity contract or to exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code of 1986, as amended, in connection with purchase of the contract. You should compare both contracts carefully. There may be a surrender charge on your old contract, there will be a new surrender charge period under this contract, other charges may be higher (or lower) and the benefits will very probably be different. You should not exchange another annuity contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally be paid a commission if you buy this contract through an exchange or otherwise).

STATE VARIATIONS. Certain provisions of the contract may be different from the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.

INQUIRIES

If you need more information, please contact us at our "home office":

     SAFECO LIFE INSURANCE COMPANY
     5069 154TH PLACE N.E.
     REDMOND, WA 98052
     1-800-472-3326
     http://www.safeco.com

                       SAFECO SEPARATE ACCOUNT C FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning and surrendering the contract. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

The Owner Transaction Expenses Table below describes the fees and expenses that you will pay when you buy the contract, surrender the contract, make withdrawals or transfer money between investment options. State Premium Taxes may also be deducted.


                                                                               MAXIMUM AMOUNT
                        OWNER TRANSACTION EXPENSES                                DEDUCTED           CURRENT AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (1)                                                    7%           Year 1 ............ 7%
(AS A PERCENTAGE OF THE AMOUNT WITHDRAWN)

WITHDRAWAL CHARGE                                                                    $ 25         $25 or 2% of amount withdrawn
(ASSESSED FOR EACH WITHDRAWAL AFTER THE FIRST WITHDRAWAL IN A CONTRACT YEAR)                            whichever is less

TRANSFER CHARGE                                                                      $ 10        $10 or 2% of amount transferred
(ASSESSED FOR EACH TRANSFER IN EXCESS OF 12 TRANSFERS IN A CONTRACT YEAR)                               whichever is less



(1) The contingent deferred sales charge starts at 7% in the first contract year and declines as follows:


CONTRACT YEAR      1     2     3     4     5     6
--------------------------------------------------
CDSC               7%    7%    7%    5%    5%    0%

The Periodic Charges Table below describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional benefits to your contract.

                                                                                                   AMOUNT DEDUCTED
                                                                                       ---------------------------------------
                                 PERIODIC CHARGES                                           MAXIMUM
               (NOT INCLUDING PORTFOLIO OPERATING FEES AND EXPENSES)                   GUARANTEED CHARGE        CURRENT CHARGE
------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATION MAINTENANCE CHARGE (2)                                                $    50                $   30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

     MORTALITY AND EXPENSE RISK CHARGE                                                         1.40%                 1.40%
     ASSET RELATED ADMINISTRATION CHARGE                                                       0.15%                 0.15%
                                                                                            -------                ------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                         1.55%                 1.55%
                                                                                            =======                ======

CHARGES FOR OPTIONAL FEATURES (3)

MINIMUM GUARANTEED DEATH BENEFIT - ANNUAL RESET
(AS A PERCENTAGE OF THE AVERAGE DAILY CONTRACT VALUE INVESTED IN THE PORTFOLIOS)               0.20%                 0.20%

EARNINGS ENHANCEMENT BENEFIT
(AS A PERCENTAGE OF THE AVERAGE DAILY CONTRACT VALUE INVESTED IN THE PORTFOLIOS
 AND IN THE FIXED ACCOUNT)                                                                     0.15%                 0.15%

TOTAL WITH ALL OPTIONAL FEATURES                                                               1.90%                 1.90%

(2) We do not deduct this charge if your contract value is at least $50,000 when the deduction is to be made.

(3) The optional death benefit riders are described in Section 8 "Death
Benefit."

The Total Annual Portfolio Expense Table shows the minimum and maximum total operating expenses deducted from portfolio assets that you would have paid as of the end of the fiscal year 12/31/03. Actual expenses in the future may be higher. More detail concerning each individual portfolio company's fees and expenses is contained in the prospectus for each portfolio.


                     TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                              MINIMUM        MAXIMUM
--------------------------------------------------------------------------------------------------------------------
Expenses that are deducted from portfolio assets, including management fees,
distribution (12b-1) fees and other expenses                                                   0.52%          1.82%

             SAFECO SEPARATE ACCOUNT C PORTFOLIO OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)


The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio for the fiscal year ended December 31, 2003. In some cases, the fund advisors or other parties agree to waive or reimburse all or a portion of the portfolio expenses. For those portfolios where such an agreement exists, the expenses absent waiver or reimbursement would have been higher. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

In addition,we have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund,Safeco Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.50% per year and may depend on the amount we have invested in the portfolios.



                                                                                            TOTAL ANNUAL
                                                                                             PORTFOLIO
                                             MANAGEMENT   DISTRIBUTION SERVICE    OTHER      OPERATING
PORTFOLIO                                       FEES          (12b-1) FEES      EXPENSES      EXPENSES
----------------------------------------------------------------------------------------------------------
   Safeco RST Core Equity Portfolio              0.74%           None             0.06%          0.80%
   Safeco RST Growth Opportunities
     Portfolio                                   0.74%           None             0.06%          0.80%
   Safeco RST Multi-Cap Core Portfolio           0.74%           None             0.14%          0.88%
   Safeco RST Bond Portfolio                     0.74%           None             0.12%          0.86%
   Safeco RST Small-Cap Value Portfolio          0.85%           None             0.20%          1.05%
   Safeco RST Money Market Portfolio             0.65%           None             0.19%          0.84%

   AIM V.I. Aggressive Growth Fund
     (Series I Shares)                           0.80%           None             0.35%          1.15%
   AIM V.I. Real Estate Fund
     (Series I Shares)                           0.90%           None             0.92%          1.82%
   AIM V.I. Capital Development Fund
     (Series II Shares)                          0.75%           0.25%            0.38%          1.38%
   AIM V.I. International Growth Fund
     (Series II Shares)                          0.75%           0.25%            0.35%          1.35%

   American Century VP Balanced                  0.90%           None             None           0.90%
   American Century VP International             1.30%           None             0.01%          1.31%
   American Century VP Value                     0.95%           None             None           0.95%
   American Century VP Ultra(R)Class II          0.90%           0.25%            None           1.15%

   The Dreyfus Socially Responsible
     Growth Fund, Inc. - Initial shares          0.75%           None             0.09%          0.84%
   Dreyfus IP - MidCap Stock Portfolio -
     Initial Shares                              0.75%           None             0.07%          0.82%
   Dreyfus IP - Technology Growth
     Portfolio - Initial Shares                  0.75%           None             0.13%          0.88%
   Dreyfus VIF - Appreciation Portfolio -
     Initial Shares                              0.75%           None             0.05%          0.80%
   Dreyfus VIF - Quality Bond Portfolio -
     Initial Shares                              0.65%           None             0.09%          0.74%
   Dreyfus Stock Index Fund - Service
     Shares                                      0.25%           0.25%            0.02%          0.52%

   Federated High Income Bond Fund II -
     Primary Shares                              0.60%           None             0.40%(4)       1.00%
   Federated Capital Income Fund II              0.75%(6)        None             0.60%(7)       1.35%

   (Initial Class shares only)
   Fidelity VIP Growth Portfolio                 0.58%           None             0.09%          0.67%
   Fidelity VIP Contrafund Portfolio             0.58%           None             0.09%          0.67%
   Fidelity VIP Growth & Income Portfolio        0.48%           None             0.11%          0.59%
   Fidelity VIP Equity Income Portfolio          0.48%           None             0.09%          0.57%
   Fidelity VIP Asset Manager Portfolio          0.53%           None             0.10%          0.63%

   Franklin Small Cap Fund - Class 2             0.51%           0.25%(9)         0.29%          1.05%
   Franklin U.S. Government Fund -
     Class 2                                     0.50%(11)       0.25%(9)         0.03%          0.78%
   Templeton Developing Markets
     Securities Fund - Class 2                   1.25%           0.25%            0.30%          1.80%
   Templeton Growth Securities Fund -
     Class 2                                     0.81%(11)       0.25%(9)         0.07%          1.13%
   Mutual Shares Securities Fund - Class        20.60%           0.25%(9)         0.20%          1.05%
   INVESCO VIF - Health Sciences
     Fund (Series I Shares)                      0.75%           None             0.33%          1.08%
   JPMorgan Mid Cap Value Portfolio              0.70%           None             0.88%          1.58%
   JPMorgan International Equity Portfolio       0.60%           None             0.96%          1.56%
   ING VP Natural Resources Trust                1.00%           None             0.61%(13)      1.61%

                                                                   NET TOTAL ANNUAL
                                                                  PORTFOLIO OPERATING
                                                                    EXPENSES (AFTER
                                                  CONTRACTUAL      ANY REIMBURSEMENT
                                                 EXPENSE WAIVER       AND WAIVER
PORTFOLIO                                       OR REIMBURSEMENT      AGREEMENTS)
---------------------------------------------------------------------------------------
   Safeco RST Core Equity Portfolio                     -                0.80%
   Safeco RST Growth Opportunities
     Portfolio                                          -                0.80%
   Safeco RST Multi-Cap Core Portfolio                  -                0.88%
   Safeco RST Bond Portfolio                            -                0.86%
   Safeco RST Small-Cap Value Portfolio                 -                1.05%
   Safeco RST Money Market Portfolio                    -                0.84%

   AIM V.I. Aggressive Growth Fund
     (Series I Shares)                                  -                1.15%
   AIM V.I. Real Estate Fund
     (Series I Shares)                               0.52%               1.30%(1)(2)(3)
   AIM V.I. Capital Development Fund
     (Series II Shares)                                 -                1.38%
   AIM V.I. International Growth Fund
     (Series II Shares)                                 -                1.35%

   American Century VP Balanced                         -                0.90%
   American Century VP International                    -                1.31%
   American Century VP Value                            -                0.95%
   American Century VP Ultra(R)Class II                 -                1.15%

   The Dreyfus Socially Responsible
     Growth Fund, Inc. - Initial shares                 -                0.84%
   Dreyfus IP - MidCap Stock Portfolio -
     Initial Shares                                     -                0.82%
   Dreyfus IP - Technology Growth
     Portfolio - Initial Shares                         -                0.88%
   Dreyfus VIF - Appreciation Portfolio -
     Initial Shares                                     -                0.80%
   Dreyfus VIF - Quality Bond Portfolio -
     Initial Shares                                     -                0.74%
   Dreyfus Stock Index Fund - Service
     Shares                                             -                0.52%

   Federated High Income Bond Fund II -
     Primary Shares                                  0.25%(5)            0.75%(5)
   Federated Capital Income Fund II                  0.33%(8)            1.02%(8)

   (Initial Class shares only)
   Fidelity VIP Growth Portfolio                        -                0.67%
   Fidelity VIP Contrafund Portfolio                    -                0.67%
   Fidelity VIP Growth & Income Portfolio               -                0.59%
   Fidelity VIP Equity Income Portfolio                 -                0.57%
   Fidelity VIP Asset Manager Portfolio                 -                0.63%

   Franklin Small Cap Fund - Class 2                 0.04%(10)           1.01%(10)
   Franklin U.S. Government Fund -
     Class 2                                            -                0.78%
   Templeton Developing Markets
     Securities Fund - Class 2                          -                1.80%
   Templeton Growth Securities Fund -
     Class 2                                            -                1.13%
   Mutual Shares Securities Fund - Class                -                1.05%

   INVESCO VIF - Health Sciences
     Fund (Series I Shares)                             -                1.08%(2)(3)

   JPMorgan Mid Cap Value Portfolio                  0.33%(12)           1.25%(12)
   JPMorgan International Equity Portfolio           0.36%(12)           1.20%(12)

   ING VP Natural Resources Trust                       -                1.61%


The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.


(1) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I Shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap: (i) interest; (ii) taxes; (iii) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), as defined in the Financial Accounting

     Standard's Board's Generally Accepted Accounting Principles or as approved by the Fund's board of trustees; (iv) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement.

     Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through December 31, 2005.

(2) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.


(3) The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(4) The Fund's Primary Shares did not pay or accrue the 0.25% shareholder services fee during the fiscal year ended December 31, 2003. The Fund's Primary Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.


(5) Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003. The total waiver of fund expenses was 0.25%. After the waiver, the total actual annual fund operating expenses were 0.75%.

(6) The Adviser voluntarily reimbursed certain operating expenses of the Fund. This voluntarily reimbursement can be terminated at any time. The management fee paid by the Fund (after the voluntary reimbursement) was 0.67% for the fiscal year ended December 31, 2003.


(7) The Fund did not pay or accrue the 0.25% shareholder services fee during the fiscal year ended December 31, 2003. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2004.


(8) Although not contractually obligated to do so, the Adviser and shareholder services provider reimbursed and waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2003. The total waivers and reimbursement of fund expenses was 0.33%. After the waivers and reimbursement, the total actual annual fund operating expenses were 1.02%.


(9) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year.

(10) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.

(11) The Fund administration fee is paid indirectly through the management fee.

(12) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the JPMorgan Mid Cap Value Portfolio and the JPMorgan International Equity Portfolio to the extent total annual operating expenses of the portfolios' shares (excluding interest, taxes and extraordinary expenses) exceed 1.25% and 1.20%, respectively, of their average daily net assets through 4/30/05. In addition, the JPMorgan Mid Cap Value Portfolio's other service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. The current expense ratio for JPMorgan Mid Cap Value Portfolio is 1.00%.


(13) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

                             EXPLANATION OF EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and the portfolio fees and expenses. For purposes of calculating the examples, the maximum annual administration maintenance charge of $50 has been converted into a percentage based on a ratio of the anticipated total annual administration maintenance charges collected during the year to the anticipated total average net assets of all the contracts issued from Separate Account C. The examples do not reflect premium taxes that may apply depending on the state where you live, and assume no transfer fee or withdrawal fees were imposed. The examples also do not take into consideration any fee waiver or expense reimbursement arrangements of the underlying portfolios. If these arrangements were taken into consideration, the expenses shown would be lower. We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2003. We did not independently verify the data provided; however, we did prepare the examples.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER. THE 5% ANNUAL RETURN ASSUMED IN THE EXAMPLES IS PURELY HYPOTHETICAL. ACTUAL RETURNS (INVESTMENT PERFORMANCE) WILL VARY, AND MAY BE MORE OR LESS THAN 5%.


                         EXAMPLES WITH STANDARD FEATURES

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that your investment has a 5% return each year and that you do not elect either the MGDB-Annual Reset or the EEB.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $ 1,003         $ 1,762          $ 2,349         $  3,862


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $  365          $ 1,108          $ 1,870         $  3,862


THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $  882          $ 1,405          $ 1,751         $  2,648


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $  235          $   725          $ 1,240         $  2,648

                EXAMPLES WITH EARNINGS ENHANCEMENT BENEFIT RIDER

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that you elected the EEB but not the MGDB-Annual Reset and that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $ 1,017         $ 1,803          $ 2,416         $  3,991


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $  380          $ 1,151          $ 1,940         $  3,991


THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $   896         $ 1,447          $ 1,822         $  2,797


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $  250          $   770          $ 1,315         $  2,797


       EXAMPLES WITH MINIMUM GUARANTEED DEATH BENEFIT - ANNUAL RESET RIDER

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below, assuming that you elected the MGDB - Annual Reset but not the EEB and that your investment has a 5% return each year.


THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.


IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $ 1,021         $ 1,816          $ 2,438         $  4,033


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $  384          $ 1,166          $ 1,964         $  4,033


THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $  900          $ 1,461          $ 1,846         $  2,846


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $  255          $   785          $ 1,340         $  2,846

   EXAMPLES WITH MINIMUM GUARANTEED DEATH BENEFIT - ANNUAL RESET AND EARNINGS
                            ENHANCEMENT BENEFIT RIDER

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that you elected MGDB - Annual Reset and EEB and that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $ 1,035         $ 1,856          $ 2,504         $  4,160


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $  399          $ 1,209          $ 2,033         $  4,160


THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $  914          $ 1,503          $ 1,916         $  2,992


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


          1 YEAR          3 YEARS          5 YEARS         10 YEARS
-------------------------------------------------------------------
          $  270          $   829          $ 1,414         $  2,992


Different fees may be imposed during the income phase. Please see Section 5 - Charges & Expenses for a more detailed description.


                         CONDENSED FINANCIAL INFORMATION

As this is a new product, there is no Accumulation Unit value history available for Appendix B.

1. THE ANNUITY CONTRACT

This prospectus describes a variable annuity contract offered by Safeco Life.

The annuity contract is an agreement between Safeco Life and you, the owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your contract is in the accumulation phase. Once you begin receiving annuity payments, your contract is in the income phase.

Contracts owned by or for individuals generally benefit from tax deferral under the Internal Revenue Code of 1986, as amended ("Code"). You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.

The contract is called a variable annuity because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you select affects the value of your contract and the amount of any variable annuity payments.

The contract also has a fixed account which earns interest at a rate set and guaranteed by us. The annual effective interest rate credited to a purchase payment will never be less than the rate guaranteed in your contract and is guaranteed for at least 12 months. The total interest credited to you in the fixed account affects the value of your contract. Unlike variable annuity payments, fixed annuity payments are not affected by the investment performance of the portfolios.

OWNER
The owner ("you") is as shown on the contract application and can not be changed during the life of the contract. You, as the owner, may exercise all ownership rights under the contract.

The contract can be owned by joint owners. Each joint owner has equal ownership rights and must exercise those rights jointly. An owner who is a non-natural person such as a corporation or trust, may not name a joint owner.

Use care when naming joint owners, and beneficiaries, and consult your agent or other advisor if you have questions.

ANNUITANT
The annuitant(s) is/are the person(s) on whose life/lives annuity payments are based. You are the annuitant unless you designate someone else before switching to the income phase. Owners who are non-natural persons (e.g., corporations or trusts) may not change the annuitant.

BENEFICIARY
The beneficiary is the person or entity that is entitled to receive a benefit as described in Section 8 - Death Benefit. You initially name the beneficiary on your contract application.

CHANGE OF OWNERSHIP
You can not assign the contract. The Owner(s) designated on the application can not be changed or removed during the life of the contract except when a spouse assumes ownership due to your death.

2. ANNUITY PAYMENTS (INCOME PHASE)

You can switch to the income phase at any time after the policy has been in effect for one year (five years for the Payments Based on a Number of Years annuity option) by notifying us in writing at least 30 days prior to the date that you want annuity payments to begin. However, the income phase will start no later than the maximum annuitization age shown on your contract or earlier if required by law and certain restrictions may apply under some retirement plans. During the income phase, the payee (you or someone you choose) will receive annuity payments beginning on the annuity date. You may select or change an annuity option at any time prior to switching to the income phase. Some retirement plans and/or contract versions require that the annuitant be the owner and payee once annuity payments begin.

Switching to the income phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the accumulation phase. During the income phase, you cannot add purchase payments, change or add an annuitant, change the annuity option, or change between fixed and variable annuity payments. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences.

Annuity payments will begin on the earlier of:

   - the first available payment date after you elect to begin annuity payments;

   - the latest annuity date specified in your contract; or

   - a different annuity date if required by law.

You can choose whether annuity payments will be made on a fixed basis, variable basis, or both. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. You can choose one of the options listed below or any other option you want and that we agree to provide. Life annuity options (the first three options) convert accumulation units to annuity units on the date you switch to the income phase. Once annuity payments under a life annuity option are started, they cannot be exchanged for a lump sum. See the Statement of Additional Information (SAI) for additional information.

The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the investment performance if you choose variable annuity payments, the annuitant's age at the time you switch to the income phase and under some contracts, the annuitant's sex. If you choose a life annuity option, the number of annuity payments the payee receives depends on how long the annuitant actually lives, not the annuitant's life expectancy.


     LIFE ANNUITY. The payee receives monthly annuity payments as long as the annuitant is living. Annuity payments stop when the annuitant dies. If the annuitant has a shorter than expected life, then fewer annuity payments will be made.


     LIFE ANNUITY WITH GUARANTEED PERIOD. The payee receives monthly annuity payments for the longer of the annuitant's life or a guaranteed period of five or more years, as selected by you and agreed to by us. If the annuitant dies before all guaranteed payments have been made, the rest will be made to the payee designated by the owner. Annuity payments stop on the later of the date the annuitant dies or the date the last guaranteed payment is made. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period may result in higher annuity payments during the annuitant's life and fewer or no remaining guaranteed payments to the beneficiary.

     JOINT AND SURVIVOR LIFE ANNUITY. The payee receives monthly annuity payments as long as the annuitant is living. After the annuitant dies, the payee receives a specified percentage of each annuity payment as long as the second annuitant is living. Annuity payments stop the later of the date the annuitant dies or the date the second annuitant dies. You name the second annuitant and payment percentage at the time you elect this option. Choosing a lower percentage amount to be paid after the death of the annuitant and while the second annuitant is living results in higher payments while both annuitants are living.

     PAYMENTS BASED ON A NUMBER OF YEARS. This annuity option is only available after the fifth contract year and if your contract value is $25,000 or more at the time this option is selected. The payee receives annuity payments based on a number of years as selected by you and agreed to by us. You must select a period of at least five years. You may select monthly, quarterly, or annual annuity payments. In general, your contract value is amortized over a specific term and accumulation units and/or the value of the fixed account is liquidated as each payment is made. Therefore, each annuity payment reduces the number of accumulation units and/or value of the fixed account. Please see the SAI for a more detailed discussion of how this annuity option is calculated. Annuity payments continue until the entire value in the portfolios and/or fixed account has been paid out. You can stop these annuity payments at any time and receive a lump sum equal to the remaining contract value. There may be tax consequences and penalties for stopping these annuity payments. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for the annuitant's life. If the owner dies before all annuity payments have been made, we will pay a death benefit equal to the contract value as of the date we receive proof of death and the beneficiary election form. See Section 8 - Death Benefit for more information.

If you do not choose an annuity option at least 30 days before the latest annuity date specified in your contract, we will make annuity payments under the Payments Based on a Number of Years annuity option unless your contract states otherwise. The number of years will be equal to the annuitant's life expectancy. If your contract value is less than $25,000, we will make annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.

We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

We may require proof of age or sex before beginning annuity payments that are based on life or life expectancy. If the age or sex of any annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We may require evidence satisfactory to us that an annuitant is living before we make any payment.

Any portion of annuity payments based on investment in the portfolios will vary in amount depending on investment performance. Unless you tell us otherwise, annuity payments will be based on the investment allocations in place on the date you switch to the income phase.

If you choose to have any portion of annuity payments based on investment in the portfolios, the dollar amount of each payment will depend on:

   - the value of your contract in the portfolios as of the first close of the New York Stock Exchange ("NYSE") on or after the 15th day of the month preceding the annuity date;

   - an assumed investment return; and

   - the investment performance of the portfolios you selected.

If actual investment performance of the portfolios exceeds the assumed investment return (4% annually), the value of annuity units increases and the next variable annuity payment will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of annuity units decreases and the next variable annuity payment will be smaller. Under any variable annuity option, actual investment performance of the portfolios may affect the amount of annuity payments.

CHANGING PORTFOLIOS DURING THE INCOME PHASE
After you switch to the income phase, you may request to change portfolio elections only once a month. Transfers are not allowed to or from the fixed account. Changes will affect the number of units used to calculate annuity payments. See the SAI for more information.

3. PURCHASE

PURCHASE PAYMENTS
A purchase payment is the money you give us to buy the contract, plus any additional money you invest in the contract after you own it. You can purchase a contract with a minimum initial investment of $10,000. Additional purchase payments of $1,000 or more may be added at anytime during the accumulation phase. Any purchase payment in excess of $1 million requires our prior approval.


Your initial purchase payment is normally credited to you within two business days of our receipt. If your initial purchase payment is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five business days, we will either return your purchase payment or get your permission to keep it until we have received the necessary information. In most situations, your contract date is the date your initial purchase payment and all required information are received at Safeco Life. If your initial purchase payment is received at Safeco Life after the close of the NYSE and you have allocated 100% to the portfolios, your contract date will be the next regular business day.


We reserve the right to refuse any application or purchase payment. If we refuse a purchase payment, we will return it to you within five business days.

ALLOCATION OF PURCHASE PAYMENTS
You tell us how to apply your initial purchase payment by specifying your desired allocation on the contract application. Unless you tell us otherwise, subsequent purchase payments will be allocated in the same proportion as your most recent purchase payment (unless that was a purchase payment you directed us to allocate on a one-time-only basis). You may change the way subsequent purchase payments are allocated by providing us with written instructions, by telephoning us, or, if available, electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See "Transfers" as discussed in Section 4.

Once we receive a purchase payment, the portion to be allocated to the fixed account is credited as of the day it is received. The portion to be allocated to the subaccounts is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. eastern time. If for any reason the NYSE is closed when we receive your purchase payment, it will be valued as of the close of the NYSE on its next regular business day. Processing of purchase payments may be delayed by circumstances outside our control e.g., if your registered representative does not forward applications or purchase payments to us promptly.

ACCUMULATION UNITS
The value of the variable portion of your contract will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this we use a unit of measure called an accumulation unit, which works like a share of a mutual fund. During the income phase, we call the units of measure annuity units.

We calculate the value of an accumulation unit for each subaccount as of the time the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the Net Investment Factor for the current day.

The Net Investment Factor is used to measure the daily change in accumulation unit value for each portfolio. The Net Investment Factor equals:

   - the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by


   - the net asset value per share of a portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the portfolio that day, minus


   - the daily insurance charges expressed as a percentage of the total net assets of the portfolio.

The value of an accumulation unit will usually go up or down from day to day.

When you make purchase payments or transfers into a subaccount, we credit your contract with accumulation units. Similarly, when you request a withdrawal or a transfer of money from a subaccount, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the purchase payment, transfer, or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.

     EXAMPLE: Assume that on Monday we receive a $1,000 purchase payment from you before the NYSE closes. You have told us you want this to go to the Safeco RST Growth Opportunities subaccount. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Safeco RST Growth Opportunities subaccount is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with 29.31 accumulation units for the Safeco RST Growth Opportunities subaccount.

RIGHT TO EXAMINE

You may cancel the contract without charge by returning it to us or to your Safeco Life registered representative within the period stated on the front page of your contract. This period will be at least 10 days (longer in some states). You will receive your contract value, a return of purchase payments, or the greater of the two depending on state requirements or if your contract is an IRA or Roth IRA. Contract value may be more or less than purchase payments. When we are required to guarantee a return of purchase payments, we will apply amounts designated for the portfolios to the Safeco RST Money Market Portfolio until the contract is 15 days old (or 30 days in those states were a 30 day period is required). These amounts will then be allocated in the manner you selected unless you have canceled the contract.

4. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS
The following portfolios are currently offered to contract owners through the divisions (or "subaccounts") of the Separate Account. Each subaccount invests exclusively in a particular portfolio. The portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts.


The name, investment objective, and investment adviser of the portfolios offered under this contract are listed below. There is no assurance that any of the portfolios will achieve their stated objective. You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios, which can be obtained without charge by contacting our home office. You should read those prospectuses carefully before investing. The portfolio information below was provided by the portfolios. We have not independently verified the accuracy of the information.



             PORTFOLIO NAME                        INVESTMENT OBJECTIVE                       INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------
SAFECO RESOURCE SERIES TRUST

Safeco RST Core Equity Portfolio        Long term growth of capital and reasonable   Safeco Asset Management Company
                                        current income. To achieve its objective,
                                        under normal circumstances the Portfolio
                                        invests at least 80% of its net assets
                                        (plus any borrowings for investment
                                        purposes) in equity securities and, to a
                                        much lesser extent, invests in
                                        equity-related securities, warrants and
                                        other rights to acquire stock.

Safeco RST Growth Opportunities         Growth of capital. To achieve its            Safeco Asset Management Company
Portfolio                               objective, under normal circumstances the
                                        Portfolio invests most of its assets in
                                        common stocks of companies the advisor
                                        considers to be reasonably priced or
                                        undervalued, with above average growth
                                        potential.

Safeco RST Multi-Cap Core Portfolio     Long term growth of capital. To achieve its  Safeco Asset Management Company objective, under normal circumstances the
                                        Portfolio invests in a blend of growth and
                                        value-oriented stocks of companies of any
                                        size.

Safeco RST Bond Portfolio               As high a level of current income as is      Safeco Asset Management Company
                                        consistent with the relative stability of
                                        capital. To achieve its objective, under
                                        normal circumstances the Portfolio invests
                                        at least 80% of its net assets (plus any
                                        borrowings for investment purposes) in
                                        bonds, most of which are medium-term. The
                                        Portfolio may invest up to 50% of its
                                        assets in mortgage-related securities,
                                        including GNMA securities, mortgage
                                        pass-through securities issued by
                                        governmental and non-governmental issuers
                                        and collateralized mortgage obligations
                                        (CMOs) that are rated in the top four
                                        investment grades. The advisor may use the
                                        rating services provided by Moody's, S&P,
                                        or Fitch. Bond ratings indicate an issuer's
                                        financial strength and ability to meet its
                                        debt obligations. The Portfolio may invest
                                        significantly in debt securities of the
                                        following sectors: domestic industrials,
                                        domestic utilities, supranationals, Yankee,
                                        and foreign. The Portfolio may also invest
                                        in below investment-grade debt securities.
                                        The advisor analyzes each security it
                                        considers for purchase on a stand-alone
                                        basis and on how the security fits in with
                                        other assets of the Portfolio.

Safeco RST Small-Cap Value Portfolio    Long term growth of capital. To achieve its  Safeco Asset Management Company objective, under normal circumstances the
                                        Portfolio invests at least 80% of its net
                                        assets (plus any borrowings for investment
                                        purposes) in equity and equity-related
                                        securities of companies with total market
                                        capitalization at the time of investment of
                                        less than $1.5 billion.

Safeco RST Money Market Portfolio       This Portfolio seeks as high a level of      Safeco Asset Management Company
                                        current income as is consistent with the
                                        preservation of capital and liquidity
                                        through investment in high-quality money
                                        market instruments maturing in 13 months or
                                        less. To achieve its objective, the
                                        Portfolio will purchase only high-quality
                                        securities with remaining maturities of 397
                                        days or less. The Portfolio will maintain a
                                        dollar-weighted average portfolio maturity
                                        of no more than 90 days.

             PORTFOLIO NAME                        INVESTMENT OBJECTIVE                       INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Aggressive Growth Fund         Long-Term growth of capital.                 A I M Advisors, Inc.
(Series I Shares)

AIM V.I. Real Estate Fund (Series I     Growth of capital.                           A I M Advisors, Inc.
Shares) Formerly INVESCO VIF Real
Estate Opportunity Fund

AIM V.I. Capital Development Fund       Long-Term growth of capital.                 A I M Advisors, Inc.
(Series II Shares)

AIM V.I. International Growth Fund      Long-Term growth of capital.                 A I M Advisors, Inc.
(Series II Shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS,
 INC.

American Century VP Balanced            The fund seeks long-term capital growth and  American Century Investment Management, Inc.
                                        current income by investing approximately
                                        60% of its assets in equity securities and
                                        the remainder in bonds and other fixed
                                        income securities. In selecting stocks for
                                        the portfolio of VP Balanced, the fund
                                        managers select primarily from the largest
                                        1,500 publicly traded US companies. The
                                        fixed income portion of the fund is
                                        invested in a diversified portfolio of
                                        high-grade securities.

American Century VP International       The fund seeks capital growth. The fund      American Century Investment Management, Inc.
                                        managers look for stocks of growing foreign
                                        companies. The investment strategy of the
                                        fund is based on the belief that, over the
                                        long term, stocks of companies with
                                        earnings and revenue growth have a
                                        greater-than-average chance to increase in
                                        value.

American Century VP Value               The fund seeks long-term capital growth.     American Century Investment Management, Inc.
                                        Income is a secondary objective. In
                                        selecting stocks for VP Value, fund
                                        managers look for companies whose stock
                                        price is less than they believe the company
                                        is worth. The managers attempt to purchase
                                        the stock of these undervalued companies
                                        and hold them until their stock price has
                                        increased to, or is higher than, a level
                                        the managers believe more accurately
                                        reflects the fair value of the company.

American Century VP Ultra(R) Class II   The fund seeks long-term capital growth.     American Century Investment Management, Inc.
                                        The fund looks for common stocks of growing
                                        companies. The basis of the strategy used
                                        by the fund is that, over the long term,
                                        stocks of companies with earnings and
                                        revenue growth have a greater-than-average
                                        chance to increase in value.

DREYFUS INVESTMENT PORTFOLIOS
 ("DREYFUS IP")

Dreyfus IP - MidCap Stock Portfolio -   The portfolio seeks investment results that  The Dreyfus Corporation
Initial Shares                          are greater than the total return
                                        performance of publicly traded common
                                        stocks of medium size domestic companies in
                                        the aggregate, as represented by the
                                        Standard & Poor's MidCap 400 - Index ("S&P
                                        400"). To pursue this goal, the portfolio
                                        normally invests at least 80% of its assets
                                        in stocks of mid-size companies.

Dreyfus IP - Technology Growth          The portfolio seeks capital appreciation.    The Dreyfus Corporation
Portfolio - Initial Shares              To pursue this goal, the portfolio normally
                                        invests at least 80% of its assets in the
                                        stocks of growth companies of any size that
                                        Dreyfus believes to be leading producers or
                                        beneficiaries of technological innovation.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

The Dreyfus Socially Responsible        The fund seeks to provide capital growth,    The Dreyfus Corporation
Growth Fund, Inc. - Initial Shares      with current income as a secondary goal. To
                                        pursue these goals, the fund, under normal
                                        circumstances, invests at least 80% of its
                                        assets in the common stocks of companies
                                        that, in the opinion of the fund's
                                        management, meet traditional investment
                                        standards and conduct their business in a
                                        manner that contributes to the enhancement
                                        of the quality of life in America.

             PORTFOLIO NAME                        INVESTMENT OBJECTIVE                       INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND
 ("DREYFUS VIF")

Dreyfus VIF - Quality Bond Portfolio    The portfolio seeks to maximize total        The Dreyfus Corporation
- Initial Shares                        return, consisting of capital appreciation
                                        and current income. To pursue this goal,
                                        the portfolio normally invests at least 80%
                                        of its assets in bonds, including corporate
                                        bonds, debentures, notes, mortgage-related
                                        securities, collateralized mortgage
                                        obligations, asset-backed securities,
                                        convertible debt obligations, preferred
                                        stocks, convertible preferred stocks,
                                        municipal obligations and zero coupon
                                        bonds, that, when purchased, are rated A or
                                        better or are the unrated equivalent as
                                        determined by Dreyfus, and in securities
                                        issued or guaranteed by the U.S. government
                                        or its agencies or instrumentalities,
                                        including Treasury inflation-protection
                                        securities.

Dreyfus VIF - Appreciation Portfolio    The portfolio seeks long-term capital        The Dreyfus Corporation
- Initial Shares                        growth consistent with the preservation of   Sub-Advised by Fayez Sarofim & Co.
                                        capital. Its secondary goal is current
                                        income. To pursue these goals, the
                                        portfolio invests at least 80% of its
                                        assets in common stocks. The portfolio
                                        focuses on "blue chip" companies with total
                                        market capitalizations of more than $5
                                        billion at the time of purchase, including
                                        multinational companies.

Dreyfus Stock Index Fund - Service      The fund seeks to match the total return of  The Dreyfus Corporation
Shares                                  the Standard & Poor's 500 Composite Stock    Mellon Equity Associates serves as the
                                        Price Index. To pursue this goal, the fund   fund's index fund manager
                                        generally invests in all 500 stocks in the
                                        S&P 500(R) in proportion to their weighting
                                        in the index.

FEDERATED INSURANCE SERIES

Federated High Income Bond Fund II      The Fund's investment objective is to seek   Federated Investment Management
                                        high current income. The Fund pursues its    Company
                                        investment objective by investing primarily
                                        in a diversified portfolio of high-yield,
                                        lower-rated corporate bonds (also known as
                                        "junk bonds").

Federated Capital Income Fund II        The Fund's investment objective is to        Federated Equity Management
                                        achieve high current income and moderate     Company of Pennsylvania
                                        capital appreciation. The Fund pursues its
                                        investment objective by investing in both
                                        equity and fixed income securities that
                                        have high relative income potential.

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS

Fidelity VIP Growth Portfolio           Fidelity VIP Growth Portfolio seeks to       Fidelity Management & Research
                                        achieve capital appreciation.                Company

Fidelity VIP Contrafund(R) Portfolio    Fidelity VIP Contrafund(R) Portfolio seeks   Fidelity Management & Research
                                        long-term capital appreciation.              Company

Fidelity VIP Growth & Income Portfolio  Fidelity VIP Growth & Income Portfolio       Fidelity Management & Research
                                        seeks high total return through a            Company
                                        combination of current income and capital
                                        appreciation.

Fidelity VIP Equity-Income Portfolio    Fidelity VIP Equity-Income Portfolio seeks   Fidelity Management & Research
                                        reasonable income. The fund will also        Company
                                        consider the potential for capital
                                        appreciation. The fund's goal is to achieve
                                        a yield which exceeds the composite yield
                                        on the securities comprising the Standard &
                                        Poor's 500(SM) Index (S&P 500(R)).

Fidelity VIP Asset Manager(SM)          Fidelity VIP Asset Manager Portfolio seeks   Fidelity Management & Research
Portfolio                               to obtain high total return with reduced     Company
                                        risk over the long term by allocating its
                                        assets among stocks, bonds, and short-term
                                        instruments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Small Cap Fund - Class 2       Seeks long-term capital growth. The Fund     Franklin Advisers, Inc.
                                        normally invests at least 80% of its net
                                        assets in investments of small
                                        capitalization companies. For this Fund,
                                        small-cap companies are those with market
                                        capitalization values not exceeding (i)
                                        $1.5 billion or (ii) the highest market
                                        capitalization value in the Russell 2000(R)
                                        Index, whichever is greater, at the time of
                                        purchase.

Franklin U.S. Government Fund -         Seeks income. The Fund normally invests at   Franklin Advisers, Inc.
Class 2                                 least 80% of its net assets in U.S.
                                        government securities, primarily fixed and
                                        variable rate mortgage-backed securities.

             PORTFOLIO NAME                        INVESTMENT OBJECTIVE                       INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -         Seeks capital appreciation, with income as   Franklin Mutual Advisers, LLC
Class 2                                 a secondary goal. The Fund normally invests
                                        mainly in U.S. equity securities that the
                                        Fund's manager believes are available at
                                        market prices less than their value based
                                        on certain recognized or objective
                                        criteria, including undervalued stocks,
                                        merger/risk arbitrage securities and
                                        distressed companies.

Templeton Developing Markets            Seeks long-term capital appreciation. The    Templeton Asset Management Ltd.
Securities Fund - Class 2               Fund normally invests at least 80% of its
                                        net assets in emerging market investments.

Templeton Growth Securities Fund -      Seeks long-term capital growth. The Fund     Templeton Global Advisors Limited
Class 2                                 normally invests mainly in equity            The Fund's sub-advisor, under an
                                        securities of companies located anywhere in  agreement with Templeton Global
                                        the world, including those in the U.S. and   Advisors, Limited is Templeton
                                        in emerging markets.                         Asset Management Limited

ING VP NATURAL RESOURCES TRUST

ING VP Natural Resources Trust          The Fund seeks long-term growth of capital   ING Investments, LLC
                                        through investment primarily in common       Sub-Advised by Aeltus Investment
                                        stocks of companies that own or develop      Management, Inc.
                                        natural resources and other basic
                                        commodities, or supply goods and services
                                        to such companies. Capital appreciation
                                        will be the primary determinant of total
                                        return and income is a secondary
                                        consideration. The investment objective may
                                        not be changed without shareholder
                                        approval.

INVESCO VARIABLE INVESTMENT FUNDS,
 INC.

INVESCO VIF - Health Sciences Fund      Growth of Capital                            A I M Advisors, Inc.
(Series I Shares)                                                                    Sub-advised by INVESCO Institutional (N.A.),
                                                                                     Inc.

J.P. MORGAN SERIES TRUST II

JPMorgan Mid Cap Value Portfolio        The Portfolio seeks growth from capital      J.P. Morgan Investment Management Inc.
                                        appreciation.

JPMorgan International Equity           The Portfolio seeks to provide high total    J.P. Morgan Investment Management Inc.
Portfolio (formerly JPMorgan            return from a portfolio of equity
International Opportunities Portfolio)  securities of foreign companies.


In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable annuity contracts and variable life insurance contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the portfolios that accompany this prospectus or that are available upon request.

The investment performance for the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the portfolios will be comparable to any other portfolio, even those with the same investment objectives and policies and advisor or manager.

We may receive payments or revenues from some or all of the portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the portfolios. The amounts we receive, if any, may be different for different portfolios, and may depend on how much of our contract value is invested in the applicable portfolios.

CHANGES TO THE INVESTMENT OPTIONS
We reserve the right to add, combine, restrict, or remove any portfolio as an investment option under your contract. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close portfolios to allocations of new purchase payments by existing or new contract owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS
Safeco Life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The portfolio shares are voted in accordance with the instructions we receive from you. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

We may, if required by regulatory officials, disregard contract owners' voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment advisor of a portfolio, provided that we reasonably disapprove of such changes in accordance with applicable regulations. If we ever disregard voting instructions, contract owners will be advised of that action and of our reasons for doing so in our next report to contract owners.

You have no voting rights with respect to values in the fixed account.

FIXED ACCOUNT
The contract also offers a fixed account which credits interest rates that are set and guaranteed by Safeco Life.

Each purchase payment will be credited with the interest rate established for the date that we receive the purchase payment. This rate will apply to the purchase payment for at least 12 months from the date we receive it.

Thereafter we can adjust the interest rate. Adjusted rates will apply to purchase payments and their credited interest for at least 12 months, when the rate can be adjusted again.

In the first Contract Year, additional interest will be credited to Purchase Payments allocated to the Fixed Account if the initial Purchase Payment is greater than $100,000. If you make additional Purchase Payments, each will be credited with the applicable additional interest from the date we receive it to the end of the first Contract Year. If a Purchase Payment brings the total Purchase Payments to an amount greater than $100,000, the additional interest will be credited from the date we receive that Purchase Payment to the end of the first Contract Year.


Also, if your initial purchase payment is greater than $100,000, you can choose a 6-month or 12-month dollar cost averaging term which will be credited with additional interest. You must elect this option at the time of purchase. The amount allocated to the dollar cost averaging term will be credited additional interest from the date we receive the initial purchase payment to the end of the term chosen.


Different interest rates may apply to each of your purchase payments depending on the interest rate established for the date we receive the purchase payment and any subsequent rate adjustments. Annual effective interest rates will never be less than the rate guaranteed in your contract. You bear the risk that they will never be greater than the guaranteed amount.

TRANSFERS
During the accumulation phase you can transfer money among the portfolios and the fixed account 12 times per contract year free of a transfer charge. We measure a contract year from the anniversary of your contract date. Each additional transfer in a contract year may have a charge of $10 or 2% of the amount transferred, whichever is less.

The minimum amount you can transfer out of any investment option at one time is $500, or the entire value of the investment option if less. In addition to this $500 minimum, transfers out of the fixed account are limited to a maximum of 10% of the fixed account value per contract year. We may waive this 10% limitation upon written notice to you. If we waive it, we reserve the right to reinstate the 10% limitation upon written notice. You must transfer the entire amount out of the investment option if, after a transfer, the remaining balance would be less than $500. The minimum you can transfer into any investment option is $50.

We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

   - your contract;

   - the amount of the transfer; and

   - which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Transfers by Internet will be accepted if you provide us with certain identification information, including a personal identification number. Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider's, your Safeco Life registered representative's, or Safeco Life's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.

You also should protect your personal identification number ("PIN") because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all contract owners. In addition, if we receive a transfer request that is to be allocated to the fixed account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the fixed account.

SCHEDULED TRANSFERS
You can choose among several investment strategies. We may impose restrictions on the number of scheduled transfers that can be initiated during each contract year or on the investment options available for scheduled transfers. Once started, Dollar Cost Averaging and Appreciation or Interest Sweep scheduled transfers will stop if an unscheduled transfer or withdrawal is made from the "source" investment option and will otherwise continue until you instruct us to stop or all money has been transferred out of the "source" investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge.

     DOLLAR COST AVERAGING. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit or protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any portfolio or the fixed account to any of the other portfolios.

     Dollar Cost Averaging transfers from the fixed account are limited to 4% per quarter (1.33% monthly) of your value in the fixed account as of the date of the initial transfer. By choosing to have the transfer limit recalculated annually, the limit is raised to 4.5% per quarter (1.5% monthly). There are no percentage limits on transfers out of the portfolios.

     APPRECIATION OR INTEREST SWEEP. If your contract value is at least $10,000, you can instruct us to automatically transfer earnings up to 10% each contract year from the Safeco RST Money Market Portfolio and earned interest up to 10% from the fixed account to the other portfolios monthly, quarterly, or annually. Appreciation or Interest Sweep cannot be used to transfer money to the fixed account or to the Safeco RST Money Market Portfolio.

     PORTFOLIO REBALANCING. After your money has been invested, the investment performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. If your contract value is at least $10,000, you can instruct us to adjust your investment in the portfolios to maintain a predetermined mix quarterly, semiannually, or annually. Portfolio Rebalancing can be used with Dollar Cost Averaging and Appreciation or Interest Sweep; however, it is not available for the fixed account.




LIMITS ON EXCESSIVE TRANSFERS

Even though we permit the limited use of approved asset allocation programs, the contract and the portfolios are not designed for short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. The use of such transfers may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, increased trading and transaction costs, and lost opportunity costs which must be indirectly borne by contract owners. Therefore, we may restrict or eliminate the right to make transfers among portfolios if such rights are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

We reserve the right to reject any transfer request if, in our judgment, you are engaging in a pattern of transfer that may disadvantage contract owners or would cause a portfolio to be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected.

We further reserve the right to modify transfer privileges available under your contract at any time if we deem it necessary to protect the interests of contract owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet or telephone in making transfers.

In order to detect short term trading, professional market timing, or other large or frequent transfers, we review trading volumes every day in each portfolio offered in your contract. Although we can not detect all cases of professional market timing or short term trading, we will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular portfolios by particular contract owners. If we conclude that market timing or other disruptive trading patterns are being transacted by you, we will contact you to caution you to refrain from any market timing activity. We may restrict the number of transfers you can make to a limited frequency; for example, once every month. In some transfers that we determine to be part of a pattern of market timing, short term trading or other disruptive activity, we may reject your transfer request.

In addition, the portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract owners. Those portfolio managers may require us to investigate whether any of our contract owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. In cases of large or frequent transfers, the portfolio managers may reject trades that they determine are detrimental to their other portfolio shareholders.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will inform you or your authorized agent in writing or by phone the next business day. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular contract owners.


We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the portfolios and dilution of long-term portfolio owners' returns. Thus, your contract value may be lower due to lower returns in your portfolio investments.

5. CHARGES AND EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES
Each day we make deductions for our insurance charges. We do this as part of our calculation of the value of accumulation and annuity units. Insurance charges include the mortality and expense risk charge and the asset related administration charge and the Optional Benefit Charges described below.

     MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.40% of the average daily net assets of each portfolio you are invested in. This charge is for all the insurance benefits other than optional death benefits (e.g., guaranteed annuity rates and death benefits) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including distribution expenses. The rate of the mortality and expense risk charge will not be increased.

     ASSET RELATED ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net assets of each portfolio. Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge, together with the annual administration maintenance charge (see below), is for all the expenses associated with contract administration. Some of these expenses are: preparation of the contract; confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge and the annual administration maintenance charge are not enough to cover the costs of the contract in the future, we will bear the loss. The rate of the asset related administration charge will not be increased.

ANNUAL ADMINISTRATION MAINTENANCE CHARGE
During the accumulation phase we will deduct a $30 annual administration maintenance charge from your contract on the last day of each contract year and if you withdraw the entire contract value. This charge is for administrative expenses (see above) and may be changed, but may never exceed $50 per contract year. We will not deduct this charge if the value of your contract is at least $50,000 when the deduction is to be made.

During the income phase we will not deduct this charge unless you have chosen Payments Based on a Number of Years as your annuity option and your contract value was less than $50,000 when annuity payments began.

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge may be assessed on withdrawals in excess of your free withdrawal amount that is described under Section 7 - Access to Your Money. This charge is for expenses incurred in connection with the promotion, sale, and distribution of the contracts. If the contingent deferred sales charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses.

Unlike many annuity contracts, the contract bases the contingent deferred sales charge on the age of your contract, not on the length of time each purchase payment is in your contract. Subsequent purchase payments do not begin a new contingent deferred sales charge period. The contingent deferred sales charge ("CDSC" in the table below) is stated as a percentage of the amount withdrawn. It starts at 7% in the first contract year and declines as follows:

CONTRACT YEAR     1     2     3     4     5     6
-------------------------------------------------
CDSC              7%    7%    7%    5%    5%    0%

When the withdrawal is for only part of the value of your contract, the contingent deferred sales charge is deducted from the remaining value in your contract, unless you tell us otherwise.

We will not assess the contingent deferred sales charge for:

   - annuity payments;

   - Repetitive Withdrawals taken over life expectancy;

   - eligible healthcare confinement withdrawals;

   - death benefits; and

   - premium taxes.

We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expense. See Section 9 - Other Information.

WITHDRAWAL CHARGE
We may deduct a separate withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in a contract year. Unless you tell us otherwise, this charge is deducted from the remaining value in your contract.

We will not deduct this charge for annuity payments, Repetitive Withdrawals, or if you withdraw the entire contract value. See Section 7 - Access To Your Money for a discussion of Repetitive Withdrawals.

TRANSFER CHARGE
You can make 12 free transfers every contract year. If you make more than 12 transfers in a contract year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less. The transfer charge is deducted from the investment portfolio that you transfer your funds from. If you transfer the entire balance from an investment option, the transfer fee is deducted from the amount transferred.


If the transfer is part of Dollar Cost Averaging, Appreciation or Interest Sweep, or Portfolio Rebalancing, it will not be counted as part of your 12 free transfers.


PREMIUM TAXES
States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change. Some states charge for these taxes at the time each purchase payment is made. In this case, purchase payments as discussed in this prospectus may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your contract for the payment of the premium taxes assessed in connection with your contract.

OPTIONAL BENEFIT CHARGES
You may elect optional benefits which require additional charges. The optional benefits available are MGDB-Annual Reset and EEB.

     MINIMUM GUARANTEED DEATH BENEFIT - ANNUAL RESET: If you elect the MGDB -Annual Reset rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each portfolio you are invested in. This charge is for the cost and risk associated with offering the MGDB - Annual Reset rider. You may only elect this benefit at the time you purchase your contract and it is irrevocable. We stop deducting this charge on the date you switch to the income phase or when the death benefit is paid, whichever occurs first.

     EARNINGS ENHANCEMENT BENEFIT: If you elect the EEB rider, we will deduct an additional charge which is equal on an annual basis to 0.15% of the average daily net assets of each portfolio and the fixed account. The charge is for the cost and risk associated with offering the EEB option. You may only elect this benefit at the time you purchase your contract and it is irrevocable. We stop deducting this charge on the date you switch to the income phase or when the death benefit is paid, whichever occurs first.

INCOME OR OTHER TAXES
Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract.

PORTFOLIO EXPENSES
There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the portfolio prospectuses.

6. TAXES

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. Safeco Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax adviser about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL
Under the Code, you generally do not pay tax on contract earnings until received. Different tax rules apply to purchase payments and distributions depending on how you take money out and whether your contract is qualified or non-qualified.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply.

DEATH BENEFITS
Neither of the optional death benefits paid under the contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as lump sum or annuity payments. Estate or gift taxes may also apply.

QUALIFIED CONTRACTS
This contract can be purchased as an Individual Retirement Annuity ("IRA") or Roth IRA. These are referred to as qualified contracts because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. You should consult your tax adviser regarding these features and benefits before you buy a qualified contract.

Qualified contracts are subject to special rules and limits on purchase payments and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract's or retirement plan's qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 591/2 and not disabled as defined by the Code. There may be substantial penalties if you fail to take required minimum distributions, usually beginning by age 70 1/2.

Furthermore, the Internal Revenue Service has recently proposed including the value of "other benefits" provided under annuity contracts for purposes of calculating required minimum distributions from IRAs. These other benefits might include the value of any minimum guaranteed death benefits provided under your contract. It is unclear at this time whether these benefits will be considered in calculating required minimum distributions or how such calculation will be made. If the IRS does require these benefits to be included in the calculation, however, the amount of your required minimum distribution may be impacted. If you are purchasing a qualified contract, you should consult a tax adviser.

To the extent purchase payments have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out.

WITHDRAWALS FROM ROTH IRAS
Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held a Roth IRA for at least five years and, in addition, that the distribution is made after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

WITHDRAWALS FOR INVESTMENT ADVISER FEES
Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. The Internal Revenue Service has held, however, that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax adviser for details.

OPTIONAL BENEFIT RIDERS - NON-QUALIFIED CONTRACTS
It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

NON-QUALIFIED CONTRACTS
Contracts purchased with after-tax money and not part of an IRA or Roth IRA are referred to as non-qualified contracts and receive different tax treatment than qualified contracts. Your cost basis equals the total amount of the after-tax purchase payments remaining in the contract.

The Code generally treats distributions as coming first from earnings and then from purchase payments. Non-qualified deferred annuity contracts issued by the same insurer to the same owner in the same year are treated as one contract for tax purposes. Distributions from non-qualified contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to purchase payments are generally not taxed.

There may be a 10% tax penalty on earnings withdrawn before you reach age 59 1/2. Certain exceptions apply, such as death or disability as defined by the Code.


TAXATION OF ANNUITY PAYMENTS
Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your after-tax investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


EXCHANGES
From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser. Generally you can exchange one non-qualified contract for another in a tax-free exchange under Section 1035 of the Code. In addition, if your contract is a qualified contract, then it will generally qualify as a tax free rollover or transfer.

Before making an exchange, you should compare both contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

DIVERSIFICATION
Variable annuity contracts receive tax deferral as long as the portfolios meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among portfolios without paying income tax until you take money out.

We believe the portfolios offered under the contract are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of portfolios you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively and result in you being treated as the owner of the separate account investments, thereby resulting in the loss of the favorable tax treatment as an annuity contract. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING
Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate.

7. ACCESS TO YOUR MONEY

Under your contract, money may be accessed:

   - by withdrawing all or some of your money during the accumulation phase;

   - by taking Repetitive Withdrawals (described below);

   - by receiving payments during the income phase (see Section 2 - Annuity Payments); or

   - when a death benefit is paid (see Section 8 - Death Benefit).

During the accumulation phase, you can take money out by writing to us. Withdrawals must be at least $250 ($100 if withdrawals are made by electronic funds transfer), or the contract value if less. Unless you tell us otherwise, partial withdrawals will be made pro rata from each investment option. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

A withdrawal may have a contingent deferred sales charge, a withdrawal charge, and, if you withdraw the entire contract value, an annual administration maintenance charge. See Section 5 - Charges & Expenses for a discussion of the applicable charges.

Withdrawals may be restricted or prohibited by the terms of qualified contracts.

If you have elected the Payments Based on a Number of Years annuity option, you can stop the annuity payments at any time and receive a lump sum equal to the remaining contract value. See section 2 - Annuity Payments for more information.

FREE WITHDRAWAL AMOUNT
Your contract has a free withdrawal amount. There is no contingent deferred sales charge on the first 10% of your contract value withdrawn in a contract year. In addition, there is no withdrawal charge on the first withdrawal you make in a contract year, but the contingent deferred sales charge may apply.

HEALTHCARE CONFINEMENT
If approved in your state, there is no contingent deferred sales charge on withdrawals you make while you are confined in an eligible healthcare facility (or within 60 days after confinement ends) if:

   - the confinement began after your contract date;

   - we receive confirmation that your confinement has continued for 30 or more consecutive days; and

   - certain other conditions are met.

REPETITIVE WITHDRAWALS
You may request Repetitive Withdrawals at a predetermined frequency and amount. Repetitive Withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

   - your life expectancy; or

   - the joint life expectancy of you and a beneficiary.

You may begin Repetitive Withdrawals based on life expectancy by providing us with the correct information we need to calculate the monthly, quarterly, or annual withdrawal amount. If you take additional withdrawals or otherwise modify or stop these Repetitive Withdrawals, charges may apply and there may be tax consequences and penalties.

If you make Repetitive Withdrawals that are not based on life expectancy, the same restrictions, income taxes and tax penalties that apply to random withdrawals also apply to Repetitive Withdrawals.

MINIMUM VALUE REQUIRMENTS
You must withdraw the entire amount out of an investment option if, after a withdrawal, the remaining value in the investment option would be less than $500. Similarly, you must withdraw the entire contract value and your contract will terminate if, after a withdrawal, the remaining contract value would be less than the minimum, if any, stated in your contract. However, negative investment performance alone will not cause a forced withdrawal.

Withdrawals, including any charges, reduce the number of accumulation units and/or the value of the fixed account as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See Section 6 - Taxes.

8. DEATH BENEFIT

The death benefit paid upon your death is calculated as of the earlier of the date we receive proof of death and the first election of how to receive payment, or six months from the date of death. The death benefit paid will be the basic death benefit unless you have selected the MGDB-Annual Reset rider and/or the EEB rider.

DEATH DURING THE ACCUMULATION PHASE
If any owner dies during the accumulation phase, the death benefit is payable to the:

   - surviving owner or joint owner; or if none, or the owner is a non-natural person, then

   - the surviving primary beneficiary; or if none, then

   - the surviving contingent beneficiary; or if none, then

   - the estate of the last owner to die.

If the owner is a non-natural person (e.g., a corporation or trust), the death of any annuitant is treated as the death of the owner. Therefore, a joint annuitant on a contract owned by a non-natural person may not receive any benefits upon the death of the first annuitant.

If an annuitant dies during the accumulation phase, the owner may designate a new annuitant. If an annuitant is not designated, the owner will be named as an annuitant.

BASIC DEATH BENEFIT
The basic death benefit is the higher of:

   1) your contract value (as of the date indicated above); or

   2) if you are a sole owner or the oldest joint owner, the basic minimum guaranteed death benefit.

The basic minimum guaranteed death benefit is initially equal to your first purchase payment and is immediately increased by additional purchase payments and adjusted downward for withdrawals. For more detailed information regarding the adjustment calculations, please refer to your contract. The minimum guaranteed death benefit is reset on each 5-year contract anniversary until the oldest owner attains age 75. The reset benefit is equal to the immediately preceding minimum guaranteed death benefit or is "stepped up" to your contract value on that date, if higher.

CALCULATION OF DEATH BENEFIT

We will determine the amount of and pay the death benefit upon receipt at our home office of proof of death acceptable to us, such as a certified copy of a death certificate, plus written direction from at least one eligible recipient of the death benefit proceeds regarding how to pay the death benefit payment, and any other documents, forms or information we need.

If we receive due proof of death acceptable to us and written direction from at least one eligible recipient of the death benefit regarding how to pay the death benefit payment within 6 months of the date of death and the minimum guaranteed death benefit exceeds the contract value, we will add money to your contract in order to satisfy the minimum guaranteed death benefit. The money added will be allocated to the investment options in the same manner as purchase payments. For limitations on the amount we will add, please see Limitations on Death Benefit described below.


PAYMENT OF DEATH BENEFIT
The death benefit is subject to investment performance and applicable contract charges until the date payment is made. This value will usually go up or down. Thus, we should be notified of a death as promptly as possible to limit the risk of a decline in benefit value.

Under a non-qualified contract, the death benefit may be paid as:

   1) a lump sum payment or series of withdrawals that are completed within five years from the date of death; or

   2) annuity payments made over life or life expectancy. To receive annuity payments, this election must be made within 60 days from our receipt of proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

Under a qualified contract, different death benefit elections may be available depending upon the retirement plan.

In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If this spouse is also the oldest joint owner, the minimum guaranteed death benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the contract value.


If the age of the annuitant or contract owner has been misstated on the contract application, the amount of any death benefit payable shall be determined based upon the correct age of the annuitant or contract owner.


DEATH DURING THE INCOME PHASE
During the income phase, there is no longer a death benefit under the contract unless you choose the Payments Based on a Number of Years annuity option. Under this option, if an owner dies before the entire contact value has been paid out, we will pay a death benefit equal to the contract value as of the date we receive proof of death and the first election of how to take the death benefit payment. Other annuity options may have remaining annuity payments after the death of the annuitant. The death benefit or remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See
Section 2 - Annuity Payments for more information.

The right to receive the death benefit under the Payment Based on a Number of Years or to change the payee for remaining annuity payments under another annuity option is determined as follows:


   - surviving owner or joint owner; or if none, or the owner is a non-natural person, then


   - the surviving primary beneficiary; or if none, then

   - the surviving contingent beneficiary; or if none, then

   - the estate of the last owner to die.

OPTIONAL DEATH BENEFITS
There are two optional death benefits available under the contract. You may elect, none, one or both benefits but only at the time you purchase the contract The optional death benefits are only available for certain contracts as discussed below.

MINIMUM GUARANTEED DEATH BENEFIT - ANNUAL RESET ("MGDB - ANNUAL RESET")

If you are under age 75 at the issue date of the contract, you can elect the MGDB - Annual Reset rider. If you elect the MGDB - Annual Reset rider, it will replace the basic minimum guaranteed death benefit described above. If the contract is owned by joint owners, both owners must be under age 75 as of the issue date of the contract to elect this rider. You may only elect this rider when you purchase your contract and we will deduct an additional charge. Once you have elected the benefit, you cannot cancel it and the 0.20% annual charge will continue to be deducted, even during periods when the MGDB - Annual Reset would provide no benefit.

If you have elected this rider, the minimum guaranteed death benefit will be reset annually each contract anniversary until the oldest owner attains age 75. The reset benefit is equal to the immediately preceding minimum guaranteed death benefit or the contract value on that date, if higher.

The MGDB - Annual Reset rider terminates and the charge is no longer deducted if:

   - the contract enters the income phase prior to your death; or

   - a spouse continues the contract after the death of the sole owner or oldest joint owner.

If the surviving spouse is the oldest joint owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.


If the age of any owner is misstated so that the owner would not have been eligible to purchase the benefit, the rider is terminated


EARNINGS ENHANCEMENT BENEFIT ("EEB")
If you are under age 75 on the issue date of the contract, you can elect the EEB rider. If the contract is owned by joint owners, both owners must be under age 75 as of the issue date of the contract to elect this rider. You may only elect this rider at the time you purchase your contract and we will deduct an additional charge. Once you have elected the benefit, you can not cancel it. The EEB is payable upon the sole owner's or oldest joint owner's death and will be added to the basic or MGDB-Annual Reset death benefit that is described above. The EEB rider is only available for non-qualified contracts.

If the oldest owner is age 69 or under when you purchase your contract, the EEB is equal to 40% of the earnings remaining in the contract.

If the oldest owner is age 70 through 75 when you purchase your contract, the EEB is equal to 25% of the earnings remaining in the contract.


However, the maximum EEB benefit is one million dollars, less any amount paid to satisfy the minimum guaranteed death benefit.


For purposes of this benefit, we define "earnings" as the amount by which the contract value (when the death benefit is calculated) exceeds the total amount of purchase payments received prior to the date of death, less withdrawals and charges. For this purpose, earnings are deemed to be withdrawn before purchase payments. If any purchase payments are the result of a transfer or rollover, when we calculate earnings we do not include any gain accrued while the money was invested elsewhere. Earnings also do not include the stepped-up portion of the death benefit that results if the minimum guaranteed death benefit or MGDB-Annual Reset exceeds the contract value.

Your earnings for this purpose are limited to a maximum of 250% of the total value of your purchase payments, less withdrawals and charges, excluding any purchase payments made 12 months prior to the date of death or after death. Withdrawals are considered to come from earnings first. If there are no earnings in your contract, the EEB will be zero. However, the 0.15% annual charge will be deducted even if there are no earnings. This means you may be paying for a benefit you may not receive.

The EEB rider terminates and the charge is no longer deducted if:


   - the contract enters the income phase prior to your death; or


   - a spouse continues the contract after the death of the sole owner or oldest joint owner.

If the surviving spouse is the oldest joint owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.


If the age of any owner is misstated so that the owner would not have been eligible to purchase the benefit, the rider is terminated.

For examples on how the EEB death benefit works, see Appendix A.


LIMITATION ON DEATH BENEFIT

At most, one minimum guaranteed death benefit or if elected, MGDB - Annual Reset benefit and one EEB will be paid during the life of the contract. In addition, the maximum amount that we will add to your contract in order to satisfy the minimum guaranteed death benefit, (or if selected MGDB - Annual Reset benefit), and EEB is limited to a total of $1 million. All annuity contracts subsequently purchased by you from us will be aggregated for this $1 million limit if your death triggers a payment.


BENEFICIARY
The beneficiary under the contract is determined as follows:

   - surviving owner or joint owner; or if none, or the owner is a non-natural person, then

   - surviving primary beneficiaries; or if none, then

   - surviving contingent beneficiaries; or if none, then

   - estate of the last owner to die.

You designate one or more beneficiaries on the contract application. You may change the beneficiary at any time by sending us a signed and dated request. An irrevocable beneficiary must consent in writing to any change. A new beneficiary designation revokes any prior designation and is not effective until we record the change. We are not responsible for the validity of any beneficiary designation nor for any actions we may take prior to receiving and recording a beneficiary change.

After your death, the beneficiary has the right to receive the death benefit or to change the payee for remaining annuity payments. Thus, beneficiaries should notify us of a death as promptly as possible.

9. OTHER INFORMATION

SAFECO LIFE

Safeco Life was incorporated as a stock life insurance company under Washington law on January 23, 1957. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York. We are a wholly owned subsidiary of Safeco Corporation which is a holding company whose subsidiaries are primarily engaged in insurance and financial service businesses. On
March 15, 2004, Safeco Corporation announced that it has entered into an agreement to sell Safeco Life to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004. This change of ownership will have no effect on your rights as a contract owner.


SEPARATE ACCOUNT
We established Safeco Separate Account C ("Separate Account") under Washington law on February 11, 1994. The Separate Account holds the assets that underlie contract values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Safeco Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Safeco Life. Promises we make in the contract are general corporate obligations of Safeco Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account, including, among others, the right to:


   - Transfer assets supporting the contracts from one subaccount to another or from the Separate Account to another separate account;

   - Combine the Separate Account with other separate accounts, and/or create new separate accounts;

   - Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

   - Manage the Separate Account under the direction of a committee at any time;

   - Make any changes required by applicable law or regulation; and

   - Modify the provisions of the contract to reflect changes to the subaccounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law.

We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT
If you put your money into the fixed account, it goes into Safeco Life's general account. The general account is made up of all of Safeco Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our contract owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the fixed account or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)
The contracts are distributed by Safeco Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Safeco Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of Safeco Life and is located at 4854 154th Place NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc.("NASD"). No amounts are retained by SSI for acting as principal underwriter for Safeco Life contracts.

The commissions paid to registered representatives on the sale of contracts are not more than 6% of purchase payments. In addition, annual trail commissions, allowances, and bonuses may be paid to registered representatives and/or other distributors of the contracts. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through: the surrender charge; the mortality and expense risk charge; and investment earnings on amounts allocated under contracts to the fixed account.

AMENDMENTS TO THE CONTRACT
We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

LEGAL PROCEEDINGS
There are no legal proceedings to which the Separate Account or SSI is a party. Safeco Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Safeco Life's ability to meet its obligations under the contract, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS, OR WITHDRAWALS
We may be required to suspend or postpone payment of annuity payments, transfers, or withdrawals from the portfolios for any period of time when:

   - the NYSE is closed (other than customary weekend or holiday closings);

   - trading on the NYSE is restricted;

   - an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

   - the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers or withdrawals from the fixed account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your contract to government regulators.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED
Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing owner transaction charges (including the contingent deferred sales charge) or crediting additional fixed account interest.

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

WEBSITE INFORMATION
You can find more information about the Spinnaker Choice Variable Annuity Contract as well as other products and financial services offered by Safeco Life Insurance Company on the Internet at http://www.safeco.com. This website is frequently updated with new information and can help you locate a representative near you.

FINANCIAL STATEMENTS
The financial statements of Safeco Life and Safeco Separate Account C are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
Auditors
Purchase of Contracts
Underwriter
Additional Tax Information
Annuity Provisions
Financial Statements

                          (cut along dotted line)


     If you would like a free copy of the Statement of Additional
     Information dated April 30, 2004, for this prospectus, please complete this form, detach and mail to:


                       Safeco Life Insurance Company
                                PO Box 3882
                           Seattle, WA98124-3882

     Please send me a free copy of the Statement of Additional Information for the Safeco Spinnaker(R) Choice Variable Annuity at the following address:

     Name:
          ----------------------------------------------------------------

     Mailing Address:
                     -----------------------------------------------------

     ---------------------------------------------------------------------

                                   APPENDIX A

                    CALCULATION OF EEB OPTIONAL DEATH BENEFIT

     EACH EXAMPLE ASSUMES THAT THE MGDB-ANNUAL RESET RIDER WAS NOT ELECTED.

EXAMPLE 1:
Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the owner's 70th birthday. On the day we calculate the death benefit, the contract value is $45,000.

BASED UPON THE ASSUMPTIONS ABOVE, THE FOLLOWING SHOWS HOW WE WOULD DO THE CALCULATION.

     Contract value on the date we calculate benefit                                                             =      $  45,000

     Total Amount of Purchase Payments (Initial Purchase payment of $24,000)                                     =      $  24,000

     Earnings equal to the contract value minus total amount of purchase payments ($45,000 - $24,000)            =      $  21,000

     Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments
     made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)           =      $  60,000

     40% of your Earnings ($21,000 x 40%)                                                                        =      $   8,400

     TOTAL DEATH BENEFIT
     Equals the contract value on the date we calculate the benefit plus 40% of your
     Earnings ($45,000+$8,400)                                                                                   =      $  53,400

EXAMPLE 2:

Assume that the contract is purchased prior to the owner's 70th birthday with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there is a $21,000 withdrawal made during the life of the contract. Assume that the account value prior to the withdrawal was equal to or greater than $45,000. Thus, the withdrawal consisted entirely of contract earnings and did not impact the purchase payment made to the contract. On the day we calculate the death benefit, the contract value is $24,000.

BASED UPON THE ASSUMPTIONS ABOVE, THE FOLLOWING SHOWS HOW WE WOULD DO THE CALCULATION.

     Contract value on the date we calculate benefit                                                             =      $  24,000

     Total Amount of Purchase Payments (Initial Purchase payment of $24,000)                                     =      $  24,000

     Earnings equal to the contract value minus total amount of purchase payments ($24,000 - $24,000)            =      $    0.00

     Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments
     made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)           =      $  60,000

     40% of your Earnings ($0 x 40%)                                                                             =      $    0.00

     TOTAL DEATH BENEFIT
     Equals the contract value on the date we calculate the benefit plus 40% of your
     Earnings ($24,000+$0.00)                                                                                    =      $  24,000

EXAMPLE 3:
Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the owner's 70th birthday. On the day we calculate the death benefit, the contract value is $91,500.

BASED UPON THE ASSUMPTIONS ABOVE, THE FOLLOWING SHOWS HOW WE WOULD DO THE CALCULATION.

     Contract value on the date we calculate benefit                                                             =      $  91,500

     Total Amount of Purchase Payments (Initial Purchase payment of $24,000)                                     =      $  24,000

     Earnings equal to the contract value minus total amount of purchase payments ($91,500 - $24,000)            =      $  67,500

     Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments
     made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)           =      $  60,000

     40% of your Maximum Allowable Earnings ($60,000 x 40%)                                                      =      $  24,000

     TOTAL DEATH BENEFIT
     Equals the contract value on the date we calculate the benefit plus 40% of your
     Maximum Allowable Earnings ($91,500+$24,000)                                                                =      $ 115,500

EXAMPLE 4:
Assume that the contract is purchased prior to the owner's 70th birthday with an initial purchase payment of $24,000. Assume that there is a $21,000 subsequent purchase payment made to the contract in the 12 months prior to the calculation of the death benefit. On the day we calculate the death benefit, the contract value is $91,500.

BASED UPON THE ASSUMPTIONS ABOVE, THE FOLLOWING SHOWS HOW WE WOULD DO THE CALCULATION.

     Contract value on the date we calculate benefit                                                             =      $  91,500

     Total Amount of Purchase Payments ($24,000 + $21,000 )                                                      =      $  45,000

     Earnings equal to the contract value minus total amount of purchase payments ($91,500 - $45,000)            =      $  46,500

     Maximum allowable Earning of 250% of total purchase payments excluding any purchase
     payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)  =      $  60,000

     40% of your Earnings ($46,500 x 40%)                                                                        =      $  18,600

     TOTAL DEATH BENEFIT
     Equals the contract value on the date we calculate the benefit plus 40% of your
     Earnings ($91,500+$18,600)                                                                                  =      $ 110,100

EXAMPLE 5:
Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued when the owner was age 72. On the day we calculate the death benefit, the contract value is $45,000.

BASED UPON THE ASSUMPTIONS ABOVE, THE FOLLOWING SHOWS HOW WE WOULD DO THE CALCULATION.

     Contract value on the date we calculate benefit                                                             =      $  45,000

     Total Amount of Purchase Payments (Initial Purchase payment of $24,000)                                     =      $  24,000

     Earnings equal to the contract value minus total amount of purchase payments ($45,000 - $24,000)            =      $  21,000

     Maximum allowable Earning of 250% of total purchase payments excluding any purchase
     payments made in the 12 months prior to calculation of benefit or after the date of death (2.50 x $24,000)  =      $  60,000

     25% of your Earnings ($21,000 x 25%)                                                                        =         $5,250

     TOTAL DEATH BENEFIT
     Equals the contract value on the date we calculate the benefit plus 25% of your
     Earnings ($45,000+$5,250)                                                                                   =      $  50,250

                                   APPENDIX B

ACCUMULATION UNIT VALUE HISTORY

As this is a new product, there is no Accumulation Unit value history.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                      SPINNAKER(R) CHOICE VARIABLE ANNUITY
                       STATEMENT OF ADDITIONAL INFORMATION

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                            SAFECO SEPARATE ACCOUNT C
                                       AND
                          SAFECO LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-800-472-3326 or write to Safeco Life Insurance Company, Retirement Services Department, P.O. Box 3882, Seattle, Washington 98124-3882.


This Statement of Additional Information and the prospectus are both dated April 30, 2004.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
GENERAL INFORMATION                                                            2
AUDITORS                                                                       2
PURCHASE OF CONTRACTS                                                          2
UNDERWRITER                                                                    3
ADDITIONAL TAX INFORMATION                                                     3
  Note                                                                         3
  General                                                                      3
  Non-Qualified Annuity Contracts                                              4
  Tax Treatment of Withdrawals - Non-qualified Annuity Contracts               4
  Qualified Contracts                                                          4
  Tax Treatment of Withdrawals - Qualified Contracts                           5
  Income Tax Withholding                                                       6
  Diversification                                                              6
ANNUITY PROVISIONS                                                             7
  Annuity Unit Value                                                           7
  Variable Annuity Payments                                                    7
  Fixed Annuity Payments                                                       8
  Payments Based on a Number of Years                                          8
FINANCIAL STATEMENTS                                                           9

                               GENERAL INFORMATION


Safeco Life Insurance Company ("the Company", "we", and "us"), is a wholly owned subsidiary of Safeco Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. On March 15, 2004, Safeco Corporation announced that it has entered into an agreement to sell the Company to Occum Acquisition Corp., a holding company formed by a group of investors led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. If customary approvals and regulatory consents are obtained and certain other conditions are met, it is anticipated that the closing will take place in the third quarter of 2004.


We established Safeco Separate Account C ("the Separate Account") to hold assets that underlie contract values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. Although the Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended, this registration does not involve supervision of the management of the Separate Account or the Company by the SEC. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios.

Accumulation units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the purchase payments made under a contract.

                                    AUDITORS


The financial statements of Safeco Separate Account C at December 31, 2003 and for each of the two years in the period then ended and the financial statements of Safeco Life Insurance Company and Subsidiaries at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, appearing in this Statement of Additional Information and registration statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.


                              PURCHASE OF CONTRACTS

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

The amount of the contingent deferred sales charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. Any reduction of the contingent deferred sales charge will be determined by us after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us. Per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contracts with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the contingent deferred sales charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

                                   UNDERWRITER


Safeco Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the contracts pursuant to a distribution agreement with us. SSI is located at 4854 154th Place NE, Redmond, WA 98052. The contracts issued by the Separate Account are offered on a continuous basis. Because this is the first year the contract is available for purchase, no commission amounts for the distribution of the contracts are available. For the years ended 2001, 2002 and 2003, SSI received $6,188,812, $5,031,478 and $6,760,198 in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.


                           ADDITIONAL TAX INFORMATION

NOTE
The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Statement of Additional Information or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended, ("the Code") governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For a partial withdrawal payment under a non-qualified contract, the recipient is taxed on a last-in, first-out basis, meaning taxable income is withdrawn before the costs basis of the contract is withdrawn. Qualified contracts are taxed on a pro-rata basis. The cost basis is generally the amount of non-deductible purchase payments which for qualified contracts there may be zero. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.


For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (I.E. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, payees and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

Any death benefits paid under the contract are generally taxable to the beneficiary. The rules governing the taxation of distributions from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

NON-QUALIFIED ANNUITY CONTRACTS
Individuals may purchase non-qualified annuity contracts without any purchase payment limits imposed under the Code. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until withdrawn. If the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income.

Under Section 72(u) of the Code, the earnings on purchase payments for the contracts will be taxed currently to the owner if the owner is not a natural person, E.G., a corporation or certain other entities. Such contracts will generally not be treated as annuities for federal income tax purposes. This treatment is not applied to contracts held by certain trusts or other entities as an agent for a natural person or to hold qualified retirement plan assets. Purchasers who are not natural persons should consult their own tax counsel or other tax adviser before purchasing a contract.

Under the Code, if two or more non-qualified annuity contracts are purchased from the same company within the same calendar year, they are treated as one annuity contract for purposes of determining the tax consequences of any distribution. As a result, withdrawals from any of such contracts will be taxed based upon the income in all of the contracts aggregated in the same calendar year. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of the aggregation rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one annuity in any calendar year.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED ANNUITY CONTRACTS
In addition to ordinary income tax, withdrawals from the contract may be subject to a ten percent (10%) penalty applied to the income portion of any premature withdrawals. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or
(f) which are allocable to purchase payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED CONTRACTS

The following describes contracts offered to individual contract owners in order to allow individuals to accumulate savings for retirement. If your contract is issued as an Individual Retirement Annuity ("IRA") or Roth Individual Retirement Annuity ("Roth IRA"), then we will issue the contract with language intended to qualify the contract as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer IRAS and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us.

a.   Individual Retirement Annuities

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional IRA. (The Company does not offer SEP IRAs or SIMPLE IRAs under this contract.) Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.


b.   Roth Individual Retirement Annuities

     Section 408A of the Code permits eligible individuals to make nondeductible contributions to Roth IRAs. Section 408A includes limits on how much you may contribute to a Roth IRA and when distributions may commence. Qualified distributions from Roth IRAs are excluded from taxable gross income. "Qualified distributions" are distributions which (a) are made more than five years after the taxable year of the first contribution to a Roth IRA, and (b) meet any of the following conditions; (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner is disabled; or (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

     Subject to certain limitations, you may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS
In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.
Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from IRAs and Roth IRAs. To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed. The following describes the early withdrawal penalties for IRAs:

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner reaches age 59 1/2;
(b) distributions following the death or disability of the owner (for this purpose disability is as defined in Section 72(m)(7) of the Code); (b) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of such owner and his or her designated beneficiary; (c) distributions made incident to divorce; (d) distributions made to pay health insurance premiums for an unemployed owner; (e) distributions made to pay qualified higher education expenses; and (f) distributions made to an owner for first home purchases.

Generally, distributions from a Traditional IRA must commence no later than April 1st of the calendar year, following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


Roth IRAs are not subject to the required minimum distribution rule. Distributions from a Roth IRA may be deferred until the death of the owner.

INCOME TAX WITHHOLDING
All distributions or any portion(s) thereof which are includable in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations (Treas. Reg. 1.817-5), which establish diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service (IRS) in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among portfolios or the number and type of portfolios available, would cause you to be considered the owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

                               ANNUITY PROVISIONS

ANNUITY UNIT VALUE
The value of an annuity unit for each portfolio on any date varies to reflect the investment experience of the portfolio, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by the Company, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.

For any valuation period the value of an annuity unit is determined by multiplying the value of an annuity unit for each portfolio, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.

The Net Investment Factor is a number that represents the change in the accumulation unit value of a portfolio on successive days when the NYSE is open for regular trading. The Net Investment Factor for any portfolio for any valuation day is determined by taking the accumulation unit value of the portfolio as of the current valuation day, and dividing it by the accumulation unit value for the preceding day. The Net Investment Factor will likely be different from the Assumed Investment Factor, and therefore the annuity unit value will usually increase or decrease.

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.

VARIABLE ANNUITY PAYMENTS
The amount of the first annuity payment under a contract is generally determined on the basis of the annuity option selected, the annuity purchase rate, the age and sex of the annuitant, and the annuity date. The amount of the first payment is the sum of the payments from each portfolio determined by applying the value of the contract used to purchase variable annuity payments, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the Variable Annuity Purchase Rate Table contained in the contract (which is guaranteed for the duration of the contract).

The number of annuity units attributed to a portfolio is the amount of the first annuity payment attributable to that portfolio divided by the value of the applicable annuity unit for that portfolio as of the 15th day of the month preceding the annuity date. The number of annuity units attributed to the variable annuity payment each month remains constant unless the owner changes portfolio elections. The value of an annuity unit will usually increase or decrease from one month to the next.

The dollar amount of each variable annuity payment after the first is the sum of the payments from each portfolio, which are determined by multiplying the number of annuity units credited for that portfolio by the annuity unit value of that portfolio as of the 15th of the month preceding the annuity payment.

To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate Table used in the contract) for an annuitant with an adjusted age 63, where an owner has elected a variable life annuity with a guaranteed period of 10 years with the assumed investment return of 4%. (The "Life Annuity with Guaranteed Period" option is described in the prospectus).

   (1) Assumed number of accumulation units in a portfolio on maturity date                        25,000

   (2) Assumed value of an accumulation unit in a portfolio at maturity                       $   12.5000

   (3) Cash value of contract at maturity, (1) x (2)                                          $   312,500

   (4) Consideration required to purchase $1 of monthly annuity from Variable
       Annuity Purchase Rate Table                                                            $    200.20

   (5) Amount of first payment from a portfolio, (3) divided by (4)                           $  1,560.94

   (6) Assumed value of annuity unit in a portfolio at maturity                               $   13.0000

   (7) Number of annuity units attributed to a portfolio, (5) divided by (6)                     120.0723

The $312,500 value at maturity provides a first payment from the portfolio of $1,560.94, and payments thereafter of the varying dollar value of 120.0723 annuity units. The amount of subsequent payments from the portfolio is determined by multiplying 120.0723 units by the value of an annuity unit in the portfolio on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the portfolio will be 120.0723 multiplied by $13.25, or $1,590.96.

However, the value of the annuity unit depends on the investment experience of the portfolio. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the annuity unit would decline in value. If the annuity unit value declined to $12.75 the succeeding monthly payment would then be 120.0723 x $12.75, or $1,530.92.

For the sake of simplicity the foregoing example assumes that all of the annuity units are in one portfolio. If there are annuity units in two or more portfolios, the annuity payment from each portfolio is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the portfolios.

FIXED ANNUITY PAYMENTS
The amount of fixed annuity payments under a life annuity option (other than Payments Based on a Number of Years) remains constant and is determined by applying the value of the contract used to purchase fixed annuity payments, after deduction for premium taxes, if applicable, to the Fixed Annuity Purchase Rate Table contained in the contract. Safeco Life may substitute more favorable payment rates for the rates in the Fixed Annuity Purchase Rate Table on a non-discriminatory basis. The amount of fixed annuity payments under the Payments Based on a Number of Years annuity option is determined by taking the value of the contract over the term chosen at the minimum interest rate guaranteed under the contract.

PAYMENTS BASED ON A NUMBER OF YEARS

This option is designed so that payments from the contract will meet the IRS definition of "amounts received as an annuity" and will have an exclusion ratio (for fixed interest annuities) or an excludable amount (for variable annuities) applied to each payment. The exclusion ratio (or excludable amount) determines which part of the payment is a return of after-tax investment in the contract and which part is a taxable distribution of earnings. In order for payments from a nonqualified annuity to be treated as "an amount received as an annuity," the following requirements must be met:

     FIXED PAYMENTS
     - The amount of each payment must be determinable on the annuity date for the specified term. We calculate Payments Based on a Number of Years by amortizing the contract value on the annuity date at 3% (or the contract minimum interest guarantee, if less) over a term selected by the contract owner, but not less than 5 years nor more than the number of years to the annuitant's age 100. The expected return is the calculated payment amount times the number of payments (term times payment frequency). The exclusion ratio is the cost basis divided by the expected return.
     - If the contract earns more than the contract's minimum guaranteed interest rate, then payments will continue beyond the specified term until the account is exhausted.

     VARIABLE PAYMENTS
     - Because the annuity value of variable annuities is, by definition, variable over time, the amount of future payments can not be determinable on the annuity date for the term specified by the owner. The IRS requires payments to be made over the term, but allows payments to fluctuate from year to year to reflect gains or losses in excess of the original return assumption. For the first full year of payments under the Payments Based on a Number of Years annuity option, we calculate payment(s) by amortizing the contract value on the annuity date using interest rates ranging from 3% to 120% of the applicable federal mid-term rate (AFR). At the beginning of each subsequent year, we recalculate the payment by amortizing the end of year contract value over the remaining term using the original interest rate assumption. This annual recalculation causes the value of the portfolios to be exhausted by the end of the specified term. The excludable amount is the cost basis (after-tax investment in the contract) divided by the expected number of payments (the term in years times the number of payments per year).

Payments Based on a Number of Years may be stopped upon death of the annuitant or at full surrender of the contract. The refund equals the full value of the undistributed accumulation units (and fixed account value, if any).

To illustrate how the Payments Based on a Number of Years annuity option for the variable portion of the contract is calculated, assume that Contract Owner A elects the Payments Based on a Number of Years annuity option and:
     - Accumulation unit values for all portfolios on the annuity starting date equal $100,000;
     -    Assumed investment return is 4%; and
     - Policyholder A elects to receive annual payments at the beginning of the year for 20 years.


Under this scenario, Contract Owner A's first annual payment is $7,075.17. This is determined by calculating the payment amount which would reduce the present $100,000 accumulation value to zero over 20 years assuming an investment return of 4%. We then liquidate accumulation unit values equal to $7,075.17 for the first annual payment. Now assume that the $92,924.83 remaining balance in one year grows with investment gains to $100,000.


Based off of this, Policyholder A's second annual payment is $7,321.02. This is determined by calculating the new payment amount that would reduce the present $100,000 accumulation value to zero over the remaining 19 years, assuming an investment return of 4%.


In the third year, assume that the $92,678.98 remaining balance, after another year, declines with investment losses to $90,000. Contract Owner A's third annual payment is $6,835.96. This is determined by calculating the amount that would reduce the present $90,000 accumulation value to zero over the remaining 18 years, assuming an investment return of 4%. We then liquidate accumulation unit values equal to $6,835.96 to make the third payment.


This annual recalculation process continues until the accumulation units are exhausted.

                              FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of Safeco Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

                          INDEX TO FINANCIAL STATEMENTS


                                                                            PAGE
SAFECO SEPARATE ACCOUNT C

Statements of Assets and Liabilities as of December 31, 2003                 2

Statements of Operations for the Year Ended December 31, 2003                4

Statements of Changes in Net Assets for the Year Ended
  December 31, 2002 and 2003                                                 9

Notes to Financial Statements                                               18

Report of Ernst & Young LLP, Independent Auditors                           32


SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:

Report of Ernst & Young LLP, Independent Auditors                            1

Consolidated Balance Sheets as of December 31, 2003 and 2002                 2

Consolidated Statements of Income for the years ended
December 31, 2003, 2002 and 2001                                             4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2003, 2002 and 2001                         5

Consolidated Statements of Comprehensive Income
for the years ended December 31, 2003, 2002 and 2001                         6

Consolidated Statements of  Cash Flows for the years ended
December 31, 2003, 2002 and 2001                                             7

Notes to Consolidated Financial Statements                                   9



ANNUAL REPORT

DECEMBER 31, 2003

SAFECO SEPARATE ACCOUNT C

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

Safeco Separate Account C

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2003.

                                                                                         MORTALITY
                                                                                         & EXPENSE
                                      INVESTMENTS       DIVIDENDS          TOTAL          CHARGES
SUB-ACCOUNT                           (AT VALUE)       RECEIVABLE         ASSETS          PAYABLE         NET ASSETS
----------------------------------------------------------------------------------------------------------------------
Safeco Bond                         $   12,651,106   $            -   $   12,651,106   $            -   $   12,651,106
Safeco Core Equity                     108,221,763                -      108,221,763                -      108,221,763
Safeco Growth Opportunities             98,436,496                -       98,436,496                -       98,436,496
Safeco Money Market                      9,700,535                -        9,700,535                -        9,700,535
Safeco Multi-Cap Core                   21,550,077                -       21,550,077                -       21,550,077
Safeco Small-Cap Value                  19,069,923                -       19,069,923                -       19,069,923
INVESCO Health Sciences                    447,573                -          447,573                -          447,573
INVESCO Real Estate Opportunity          9,086,158                -        9,086,158                -        9,086,158
Dreyfus MidCap Stock                    21,659,238                -       21,659,238                -       21,659,238
Dreyfus Technology Growth                4,954,840                -        4,954,840                -        4,954,840
Dreyfus Appreciation                     8,378,609                -        8,378,609                -        8,378,609
Dreyfus Quality Bond                    10,197,603                -       10,197,603                -       10,197,603
Dreyfus Socially Responsible             3,428,958                -        3,428,958                -        3,428,958
Dreyfus Stock Index                      5,128,110                -        5,128,110                -        5,128,110
Fidelity Equity-Income                   1,958,929                -        1,958,929                -        1,958,929
Fidelity Growth                         20,016,626                -       20,016,626                -       20,016,626
Fidelity Asset Manager                     148,900                -          148,900                -          148,900
Fidelity Contrafund                     24,896,845                -       24,896,845                -       24,896,845
Fidelity Growth & Income                10,428,538                -       10,428,538                -       10,428,538
Fidelity Growth Opportunities            7,779,380                -        7,779,380                -        7,779,380
AIM Aggressive Growth                    7,129,192                -        7,129,192                -        7,129,192
AIM Capital Development                    130,957                -          130,957                -          130,957
AIM Growth                               5,864,135                -        5,864,135                -        5,864,135
AIM International Growth                    81,921                -           81,921                -           81,921
Federated High Income                    7,658,111                -        7,658,111                -        7,658,111
Federated International                  3,100,242                -        3,100,242                -        3,100,242
Federated Capital Income                 3,456,425                -        3,456,425                -        3,456,425
Franklin Small Cap                       6,017,601                -        6,017,601                -        6,017,601
Franklin U.S. Government                13,763,846                -       13,763,846                -       13,763,846
Mutual Shares Securities                 2,239,618                -        2,239,618                -        2,239,618
Templeton Developing Markets             1,181,084                -        1,181,084                -        1,181,084
Templeton Growth Securities              1,348,682                -        1,348,682                -        1,348,682
ING Natural Resources                    1,857,820                -        1,857,820                -        1,857,820
ING Emerging Markets                     2,050,522                -        2,050,522                -        2,050,522
Scudder Balanced                        34,707,131                -       34,707,131                -       34,707,131
Scudder International                   10,075,288                -       10,075,288                -       10,075,288
J.P. Morgan U.S. Large Cap Equity        9,064,082                -        9,064,082                -        9,064,082
J.P. Morgan International Equity         1,587,910                -        1,587,910                -        1,587,910
J.P. Morgan Mid Cap Value                  681,190                -          681,190                -          681,190
Wanger U.S. Smaller Companies              776,383                -          776,383                -          776,383
American Century Balanced               16,375,506                -       16,375,506                -       16,375,506
American Century International          12,576,159                -       12,576,159                -       12,576,159
American Century Value                     782,964                -          782,964                -          782,964
American Century Ultra                     159,282                -          159,282                -          159,282

                                                   SPINNAKER/MAINSAIL
                                                                       ACCUMULATION
                                                          UNITS            UNIT
                                      NET ASSETS       OUTSTANDING         VALUE
------------------------------------------------------------------------------------
Safeco Bond                         $    9,684,701          394,317   $       24.561
Safeco Core Equity                     106,772,808        2,331,666           45.793
Safeco Growth Opportunities             94,493,213        2,497,956           37.828
Safeco Money Market                      6,429,022          368,753           17.434
Safeco Multi-Cap Core                   20,900,947        1,105,214           18.911
Safeco Small-Cap Value                  14,188,166          846,355           16.764
INVESCO Health Sciences                    239,498           20,213           11.849
INVESCO Real Estate Opportunity          6,944,993          458,860           15.135
Dreyfus MidCap Stock                    13,849,504        1,282,150           10.802
Dreyfus Technology Growth                4,300,034        1,125,418            3.821
Dreyfus Appreciation                     6,338,819          734,819            8.626
Dreyfus Quality Bond                     4,779,411          381,551           12.526
Dreyfus Socially Responsible             3,045,079          520,059            5.855
Dreyfus Stock Index                      1,985,882          163,869           12.119
Fidelity Equity-Income                   1,638,406          130,138           12.590
Fidelity Growth                         16,439,813        2,605,121            6.311
Fidelity Asset Manager                     129,818           11,609           11.183
Fidelity Contrafund                     24,766,390        1,979,136           12.514
Fidelity Growth & Income                 7,125,955          800,380            8.903
Fidelity Growth Opportunities            7,181,818          911,889            7.876
AIM Aggressive Growth                    6,622,805        1,116,644            5.931
AIM Capital Development                    106,993            8,319           12.861
AIM Growth                               5,317,815        1,247,950            4.261
AIM International Growth                    73,483            5,724           12.837
Federated High Income                    5,548,087          410,718           13.508
Federated International                  3,100,242          217,487           14.255
Federated Capital Income                 3,320,329          285,589           11.626
Franklin Small Cap                       4,640,008          690,155            6.723
Franklin U.S. Government                 6,191,158          492,680           12.566
Mutual Shares Securities                 1,933,031          184,787           10.461
Templeton Developing Markets               851,211           78,718           10.813
Templeton Growth Securities              1,069,023          103,265           10.352
ING Natural Resources                    1,814,604          113,256           16.022
ING Emerging Markets                     2,050,522          220,067            9.318
Scudder Balanced                        30,865,880        1,518,848           20.322
Scudder International                    9,689,786          727,804           13.314
J.P. Morgan U.S. Large Cap Equity        3,706,234          507,522            7.303
J.P. Morgan International Equity         1,476,331          111,176           13.279
J.P. Morgan Mid Cap Value                  518,055           42,121           12.299
Wanger U.S. Smaller Companies              776,383           23,822           32.591
American Century Balanced               12,985,131        1,212,429           10.710
American Century International          11,773,492        1,598,479            7.365
American Century Value                     531,946           48,090           11.061
American Century Ultra                     127,500           10,781           11.826

                                                   SPINNAKER ADVISOR
                                                                       ACCUMULATION
                                                          UNITS            UNIT
                                      NET ASSETS       OUTSTANDING         VALUE
------------------------------------------------------------------------------------
Safeco Bond                         $    2,966,405          246,071   $       12.055
Safeco Core Equity                       1,448,955          200,994            7.209
Safeco Growth Opportunities              3,943,283          442,781            8.906
Safeco Money Market                      3,271,513          316,587           10.334
Safeco Multi-Cap Core                      649,130           86,349            7.517
Safeco Small-Cap Value                   4,881,757          336,088           14.525
INVESCO Health Sciences                    208,075           17,566           11.845
INVESCO Real Estate Opportunity          2,141,165          147,163           14.550
Dreyfus MidCap Stock                     7,809,734          780,031           10.012
Dreyfus Technology Growth                  654,806          188,568            3.473
Dreyfus Appreciation                     2,039,790          247,272            8.249
Dreyfus Quality Bond                     5,418,192          446,324           12.140
Dreyfus Socially Responsible               383,879           69,524            5.521
Dreyfus Stock Index                      3,142,228          259,374           12.115
Fidelity Equity-Income                     320,523           25,468           12.586
Fidelity Growth                          3,576,813          597,866            5.983
Fidelity Asset Manager                      19,082            1,707           11.179
Fidelity Contrafund                        130,455           10,518           12.402
Fidelity Growth & Income                 3,302,583          384,126            8.598
Fidelity Growth Opportunities              597,562           85,118            7.020
AIM Aggressive Growth                      506,387           91,346            5.544
AIM Capital Development                     23,964            1,864           12.857
AIM Growth                                 546,320          133,380            4.096
AIM International Growth                     8,438              657           12.833
Federated High Income                    2,110,024          190,381           11.083
Federated International                          -                -                -
Federated Capital Income                   136,096           19,578            6.952
Franklin Small Cap                       1,377,593          223,380            6.167
Franklin U.S. Government                 7,572,688          624,784           12.120
Mutual Shares Securities                   306,587           29,333           10.452
Templeton Developing Markets               329,873           29,407           11.217
Templeton Growth Securities                279,659           27,037           10.344
ING Natural Resources                       43,216            3,147           13.731
ING Emerging Markets                             -                -                -
Scudder Balanced                         3,841,251          452,475            8.489
Scudder International                      385,502           61,474            6.271
J.P. Morgan U.S. Large Cap Equity        5,357,848          756,835            7.079
J.P. Morgan International Equity           111,579            8,405           13.275
J.P. Morgan Mid Cap Value                  163,135           13,268           12.295
Wanger U.S. Smaller Companies                    -                -                -
American Century Balanced                3,390,375          366,981            9.239
American Century International             802,667          134,520            5.967
American Century Value                     251,018           22,712           11.052
American Century Ultra                      31,782            2,688           11.822

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
YEAR OR PERIOD ENDED DECEMBER 31, 2003

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                          SAFECO         SAFECO          SAFECO          SAFECO
                                                          SAFECO           CORE          GROWTH           MONEY         MULTI-CAP
                                                           BOND           EQUITY      OPPORTUNITIES      MARKET           CORE
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $     564,486   $     949,052   $           -   $      57,923   $      56,820
   Mortality and Expense Risk Charge                       (172,921)     (1,239,272)     (1,024,531)       (142,036)       (224,259)
   Asset-Related Administration Charge                      (22,358)       (148,994)       (124,196)        (19,472)        (27,081)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                369,207        (439,214)     (1,148,727)       (103,585)       (194,520)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                  68,618      (4,781,762)     (4,520,102)              -      (1,111,744)
   Realized Capital Gain Distributions Received                   -               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                        (192,173)     25,935,351      34,652,233               -       7,804,567
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                             (123,555)     21,153,589      30,132,131               -       6,692,824
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $     245,652   $  20,714,375   $  28,983,404   $    (103,585)  $   6,498,303
                                                      =============   =============   =============   =============   =============

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                         SAFECO          INVESCO         INVESCO         DREYFUS         DREYFUS
                                                        SMALL-CAP        HEALTH        REAL ESTATE       MIDCAP        TECHNOLOGY
                                                          VALUE         SCIENCES@      OPPORTUNITY        STOCK          GROWTH
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $     100,877   $           -   $     134,168   $      52,114   $           -
   Mortality and Expense Risk Charge                       (182,830)         (2,030)        (81,117)       (211,726)        (42,872)
   Asset-Related Administration Charge                      (23,759)           (278)        (10,452)        (28,446)         (5,344)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                               (105,712)         (2,308)         42,599        (188,058)        (48,216)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                 174,930             250          95,087         (23,037)       (269,368)
   Realized Capital Gain Distributions Received             286,159               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       4,915,176          40,360       2,020,107       4,835,235       1,633,200
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                            5,376,265          40,610       2,115,193       4,812,198       1,363,832
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $   5,270,553   $      38,302   $   2,157,793   $   4,624,140   $   1,315,616
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                         DREYFUS         DREYFUS         DREYFUS        FIDELITY
                                                         DREYFUS         QUALITY        SOCIALLY          STOCK          EQUITY-
                                                      APPRECIATION        BOND         RESPONSIBLE       INDEX@          INCOME@
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $     106,783   $     369,400   $       3,475   $      21,969   $           -
   Mortality and Expense Risk Charge                        (88,758)       (116,071)        (36,003)        (17,305)         (5,447)
   Asset-Related Administration Charge                      (11,477)        (16,580)         (4,467)         (2,539)           (693)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                  6,548         236,749         (36,995)          2,125          (6,140)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                (124,518)         45,831        (154,490)         10,240           1,321
   Realized Capital Gain Distributions Received                   -         218,954               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       1,447,541        (209,897)        836,764         403,596         183,499
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                            1,323,023          54,888         682,274         413,836         184,820
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $   1,329,571   $     291,637   $     645,279   $     415,961   $     178,680
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                        FIDELITY                        FIDELITY        FIDELITY
                                                        FIDELITY          ASSET         FIDELITY        GROWTH &         GROWTH
                                                         GROWTH         MANAGER@       CONTRAFUND        INCOME       OPPORTUNITIES
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $      41,480   $           -   $     101,341   $      82,470   $      52,857
   Mortality and Expense Risk Charge                       (204,093)           (566)       (271,563)       (102,929)        (86,087)
   Asset-Related Administration Charge                      (25,873)            (68)        (32,537)        (13,594)        (10,555)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                               (188,486)           (634)       (202,759)        (34,053)        (43,785)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                (544,981)          1,438        (677,301)        (70,058)       (411,055)
   Realized Capital Gain Distributions Received                   -               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       5,225,981           6,648       6,145,614       1,744,428       2,195,241
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                            4,681,000           8,086       5,468,313       1,674,370       1,784,186
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $   4,492,514   $       7,452   $   5,265,554   $   1,640,317   $   1,740,401
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                           AIM             AIM                             AIM          FEDERATED
                                                       AGGRESSIVE        CAPITAL           AIM        INTERNATIONAL       HIGH
                                                         GROWTH       DEVELOPMENT@       GROWTH          GROWTH@         INCOME
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $           -   $           -   $           -   $         354   $     385,446
   Mortality and Expense Risk Charge                        (75,064)           (495)        (63,613)           (581)        (78,389)
   Asset-Related Administration Charge                       (9,220)            (62)         (7,858)            (81)        (10,074)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                (84,284)           (557)        (71,471)           (308)        296,983
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                (372,431)          1,131        (463,586)           (964)       (274,528)
   Realized Capital Gain Distributions Received                   -               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       1,849,549          11,537       1,867,971           9,934       1,100,411
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                            1,477,118          12,668       1,404,385           8,970         825,883
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $   1,392,834   $      12,111   $   1,332,914   $       8,662   $   1,122,866
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                        FEDERATED                       FRANKLIN         MUTUAL
                                                        FEDERATED        CAPITAL        FRANKLIN          U.S.           SHARES
                                                      INTERNATIONAL      INCOME         SMALL CAP      GOVERNMENT      SECURITIES
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $           -   $     201,121   $           -   $     890,501   $      15,431
   Mortality and Expense Risk Charge                        (33,940)        (39,093)        (54,498)       (182,638)        (18,981)
   Asset-Related Administration Charge                       (4,064)         (4,746)         (7,002)        (26,233)         (2,388)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                (38,004)        157,282         (61,500)        681,630          (5,938)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                (635,272)       (342,421)       (139,101)       (274,379)         13,472
   Realized Capital Gain Distributions Received                   -               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       1,399,948         736,805       1,580,241        (301,816)        365,482
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                              764,676         394,384       1,441,140        (576,195)        378,954
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $     726,672   $     551,666   $   1,379,640   $     105,435   $     373,016
                                                      =============   =============   =============   =============   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                        TEMPLETON       TEMPLETON          ING             ING
                                                       DEVELOPING        GROWTH          NATURAL        EMERGING         SCUDDER
                                                         MARKETS       SECURITIES       RESOURCES        MARKETS        BALANCED
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $       7,627   $      11,686   $           -   $           -   $     818,096
   Mortality and Expense Risk Charge                        (11,445)         (9,891)        (19,413)        (20,568)       (419,653)
   Asset-Related Administration Charge                       (1,583)         (1,278)         (2,327)         (2,462)        (52,023)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                 (5,401)            517         (21,740)        (23,030)        346,420
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                 207,097           8,069         (16,183)       (283,035)     (1,266,913)
   Realized Capital Gain Distributions Received                   -               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                         250,289         257,924         448,484         932,906       5,965,829
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                              457,386         265,993         432,301         649,871       4,698,916
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $     451,985   $     266,510   $     410,561   $     626,841   $   5,045,336
                                                      =============   =============   =============   =============   =============

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                       J.P. MORGAN     J.P. MORGAN     J.P. MORGAN       WANGER
                                                         SCUDDER       U.S. LARGE     INTERNATIONAL      MID CAP      U.S. SMALLER
                                                      INTERNATIONAL    CAP EQUITY        EQUITY@         VALUE@         COMPANIES
                                                      -----------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $      75,177   $      68,105   $           -   $           -   $           -
   Mortality and Expense Risk Charge                       (114,156)       (108,743)         (4,089)         (3,904)         (8,563)
   Asset-Related Administration Charge                      (13,863)        (15,670)           (508)           (494)         (1,025)
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                (52,842)        (56,308)         (4,597)         (4,398)         (9,588)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                              (1,610,808)       (459,455)          7,895           8,275         (11,939)
   Realized Capital Gain Distributions Received                   -               -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       3,862,439       2,583,034         161,464          79,199         255,968
                                                      -------------   -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                            2,251,631       2,123,579         169,359          87,474         244,029
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $   2,198,789   $   2,067,271   $     164,762   $      83,076   $     234,441
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                              SUB-ACCOUNTS
                                                      -------------------------------------------------------------
                                                        AMERICAN        AMERICAN        AMERICAN        AMERICAN
                                                         CENTURY         CENTURY         CENTURY         CENTURY
                                                        BALANCED      INTERNATIONAL       VALUE          ULTRA@
                                                      -------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                    $     345,346   $      81,140   $       2,062   $           -
   Mortality and Expense Risk Charge                       (174,254)       (141,383)         (4,844)           (750)
   Asset-Related Administration Charge                      (22,229)        (17,502)           (638)            (98)
                                                      -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)                                148,863         (77,745)         (3,420)           (848)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund
     Shares                                                (217,158)       (483,739)          6,306             387
   Realized Capital Gain Distributions Received                   -               -               -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                       2,402,201       3,065,828         115,628          13,554
                                                      -------------   -------------   -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                            2,185,043       2,582,089         121,934          13,941
                                                      -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                          $   2,333,906   $   2,504,344   $     118,514   $      13,093
                                                      =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31, 2002 AND 2003

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                         SAFECO          SAFECO          SAFECO          SAFECO
                                                         SAFECO           CORE           GROWTH           MONEY         MULTI-CAP
                                                          BOND           EQUITY       OPPORTUNITIES      MARKET           CORE
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $  11,019,864   $ 145,162,530   $ 131,232,260   $  13,228,139   $  23,146,396
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             511,594        (446,429)     (1,404,519)         11,611        (247,725)
   Realized Gains (Losses)                                   31,869      (6,479,161)     (3,640,780)              -      (1,488,961)
   Net Change in Unrealized Appreciation
     (Depreciation)                                         229,783     (31,665,928)    (45,340,224)              -      (4,017,096)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                773,246     (38,591,518)    (50,385,523)         11,611      (5,753,782)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  4,283,097      16,072,453      17,686,320      11,998,528       4,081,097
      Spinnaker Advisor                                   2,100,950         933,291       2,902,848      26,147,231         235,834
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (3,889,549)    (28,065,022)    (23,597,540)    (12,927,341)     (5,749,686)
      Spinnaker Advisor                                    (472,993)       (162,286)     (1,518,675)    (26,531,192)        (15,021)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (33,880)       (151,793)        (41,081)        (16,547)        (10,718)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            1,987,625     (11,373,357)     (4,568,128)     (1,329,321)     (1,458,494)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   2,760,871     (49,964,875)    (54,953,651)     (1,317,710)     (7,212,276)
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                          13,780,735      95,197,655      76,278,609      11,910,429      15,934,120

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             369,207        (439,214)     (1,148,727)       (103,585)       (194,520)
   Realized Gains (Losses)                                   68,618      (4,781,762)     (4,520,102)              -      (1,111,744)
   Net Change in Unrealized Appreciation
     (Depreciation)                                        (192,173)     25,935,351      34,652,233               -       7,804,567
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                245,652      20,714,375      28,983,404        (103,585)      6,498,303
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  3,077,999      12,073,502      10,241,509      10,005,997       3,893,184
      Spinnaker Advisor                                     944,309         687,260         536,002      30,889,517         220,351
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (4,060,054)    (19,767,068)    (17,288,329)    (10,624,974)     (4,856,056)
      Spinnaker Advisor                                  (1,295,879)       (556,857)       (276,545)    (32,358,133)       (131,035)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (41,656)       (127,104)        (38,154)        (18,716)         (8,790)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS           (1,375,281)     (7,690,267)     (6,825,517)     (2,106,309)       (882,346)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,129,629)     13,024,108      22,157,887      (2,209,894)      5,615,957
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $  12,651,106   $ 108,221,763   $  98,436,496   $   9,700,535   $  21,550,077
                                                      =============   =============   =============   =============   =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                           SAFECO          INVESCO         INVESCO         DREYFUS         DREYFUS
                                                          SMALL-CAP        HEALTH        REAL ESTATE       MIDCAP        TECHNOLOGY
                                                            VALUE         SCIENCES@      OPPORTUNITY        STOCK          GROWTH
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $   9,784,287   $           -   $   1,454,955   $  11,697,514   $   2,931,028
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                            (101,831)              -           9,161        (148,336)        (34,971)
   Realized Gains (Losses)                                   32,537               -          21,666        (214,888)       (396,105)
   Net Change in Unrealized Appreciation
     (Depreciation)                                        (816,363)              -           8,597      (1,765,644)       (886,315)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                               (885,657)              -          39,424      (2,128,868)     (1,317,391)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  5,121,328               -       3,354,509       5,688,530       1,211,853
      Spinnaker Advisor                                   2,647,654               -         859,834       2,615,616         179,977
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (3,033,885)              -        (913,532)     (3,422,256)       (784,031)
      Spinnaker Advisor                                  (1,789,207)              -        (265,088)       (403,540)        (29,291)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                       (906)              -          (1,587)         (5,415)         (4,104)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            2,944,984               -       3,034,136       4,472,935         574,404
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   2,059,327               -       3,073,560       2,344,067        (742,987)
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                          11,843,614               -       4,528,515      14,041,581       2,188,041

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                            (105,712)         (2,308)         42,599        (188,058)        (48,216)
   Realized Gains (Losses)                                  461,089             250          95,087         (23,037)       (269,368)
   Net Change in Unrealized Appreciation
     (Depreciation)                                       4,915,176          40,360       2,020,107       4,835,235       1,633,200
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              5,270,553          38,302       2,157,793       4,624,140       1,315,616
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  3,908,688         268,364       2,965,017       5,520,206       1,963,066
      Spinnaker Advisor                                   1,887,061         190,356       1,375,773       1,688,199         315,575
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (2,465,788)        (47,591)     (1,266,951)     (3,211,564)       (780,312)
      Spinnaker Advisor                                  (1,372,871)         (1,852)       (670,657)       (997,250)        (43,342)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (1,334)             (6)         (3,332)         (6,074)         (3,804)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            1,955,756         409,271       2,399,850       2,993,517       1,451,183
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   7,226,309         447,573       4,557,643       7,617,657       2,766,799
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $  19,069,923   $     447,573   $   9,086,158   $  21,659,238   $   4,954,840
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                         DREYFUS         DREYFUS         DREYFUS        FIDELITY
                                                         DREYFUS         QUALITY        SOCIALLY          STOCK          EQUITY-
                                                      APPRECIATION        BOND         RESPONSIBLE       INDEX@          INCOME@
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $   4,381,474   $   5,361,402   $   3,269,155   $           -   $           -
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                              (1,941)        257,115         (33,246)              -               -
   Realized Gains (Losses)                                 (128,099)        (13,960)       (297,609)              -               -
   Net Change in Unrealized Appreciation
     (Depreciation)                                        (996,196)        205,163        (701,257)              -               -
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             (1,126,236)        448,318      (1,032,112)              -               -
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  3,314,376       2,173,915         893,145               -               -
      Spinnaker Advisor                                   1,186,674       2,443,952         160,853               -               -
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (1,501,360)     (1,259,280)       (754,746)              -               -
      Spinnaker Advisor                                    (131,104)       (954,343)        (43,740)              -               -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (2,616)         (7,816)         (3,450)              -               -
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            2,865,970       2,396,428         252,062               -               -
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,739,734       2,844,746        (780,050)              -               -
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                           6,121,208       8,206,148       2,489,105               -               -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                               6,548         236,749         (36,995)          2,125          (6,140)
   Realized Gains (Losses)                                 (124,518)        264,785        (154,490)         10,240           1,321
   Net Change in Unrealized Appreciation
     (Depreciation)                                       1,447,541        (209,897)        836,764         403,596         183,499
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              1,329,571         291,637         645,279         415,961         178,680
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  1,920,575       3,017,458         682,470       1,894,790       1,517,441
      Spinnaker Advisor                                     607,134       2,364,323          60,589       3,094,022         308,645
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (1,309,967)     (1,552,422)       (431,612)        (53,378)        (24,599)
      Spinnaker Advisor                                    (286,074)     (2,118,481)        (13,598)       (223,165)        (21,148)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (3,838)        (11,060)         (3,275)           (120)            (90)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS              927,830       1,699,818         294,574       4,712,149       1,780,249
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   2,257,401       1,991,455         939,853       5,128,110       1,958,929
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $   8,378,609   $  10,197,603   $   3,428,958   $   5,128,110   $   1,958,929
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                        FIDELITY                        FIDELITY        FIDELITY
                                                        FIDELITY          ASSET         FIDELITY        GROWTH &         GROWTH
                                                         GROWTH         MANAGER@       CONTRAFUND        INCOME       OPPORTUNITIES
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $  15,800,694   $           -   $  24,730,041   $   5,122,402   $   8,141,961
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                            (174,228)              -        (124,372)        (13,183)        (23,206)
   Realized Gains (Losses)                                 (884,028)              -        (915,018)       (178,073)       (656,997)
   Net Change in Unrealized Appreciation
     (Depreciation)                                      (4,576,225)              -      (1,514,291)     (1,003,140)     (1,232,745)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             (5,634,481)              -      (2,553,681)     (1,194,396)     (1,912,948)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  5,508,991               -       3,253,674       2,325,622       1,607,827
      Spinnaker Advisor                                   1,809,138               -               -       1,403,105         261,897
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (3,443,755)              -      (4,885,987)     (1,116,644)     (1,878,883)
      Spinnaker Advisor                                    (345,128)              -               -        (310,246)        (31,186)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (37,962)              -         (56,867)         (5,074)        (12,348)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            3,491,284               -      (1,689,180)      2,296,763         (52,693)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (2,143,197)              -      (4,242,861)      1,102,367      (1,965,641)
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                          13,657,497               -      20,487,180       6,224,769       6,176,320

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                            (188,486)           (634)       (202,759)        (34,053)        (43,785)
   Realized Gains (Losses)                                 (544,981)          1,438        (677,301)        (70,058)       (411,055)
   Net Change in Unrealized Appreciation
     (Depreciation)                                       5,225,981           6,648       6,145,614       1,744,428       2,195,241
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              4,492,514           7,452       5,265,554       1,640,317       1,740,401
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  4,154,860         163,122       3,802,060       3,248,526       1,085,354
      Spinnaker Advisor                                     903,556          18,468         118,978       1,322,404         136,908
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (2,612,076)        (40,082)     (4,730,004)     (1,465,905)     (1,296,042)
      Spinnaker Advisor                                    (542,689)              -            (705)       (534,105)        (51,890)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (37,036)            (60)        (46,218)         (7,468)        (11,671)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            1,866,615         141,448        (855,889)      2,563,452        (137,341)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   6,359,129         148,900       4,409,665       4,203,769       1,603,060
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $  20,016,626   $     148,900   $  24,896,845   $  10,428,538   $   7,779,380
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                           AIM             AIM                             AIM          FEDERATED
                                                       AGGRESSIVE        CAPITAL           AIM        INTERNATIONAL       HIGH
                                                         GROWTH       DEVELOPMENT@       GROWTH          GROWTH@         INCOME
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $   6,556,677   $           -   $   5,927,188   $           -   $   5,185,034
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             (83,455)              -         (70,269)              -         436,998
   Realized Gains (Losses)                                 (455,862)              -        (710,471)              -        (383,298)
   Net Change in Unrealized Appreciation
     (Depreciation)                                      (1,091,198)              -      (1,199,301)              -         (76,818)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             (1,630,515)              -      (1,980,041)              -         (23,118)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  1,867,267               -       1,690,274               -         873,013
      Spinnaker Advisor                                     263,526               -         140,382               -         102,838
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (1,578,956)              -      (1,274,346)              -      (1,427,998)
      Spinnaker Advisor                                     (50,067)              -        (161,354)              -         (28,934)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (4,874)              -          (3,632)              -         (12,859)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS              496,896               -         391,324               -        (493,940)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,133,619)              -      (1,588,717)              -        (517,058)
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                           5,423,058               -       4,338,471               -       4,667,976

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             (84,284)           (557)        (71,471)           (308)        296,983
   Realized Gains (Losses)                                 (372,431)          1,131        (463,586)           (964)       (274,528)
   Net Change in Unrealized Appreciation
     (Depreciation)                                       1,849,549          11,537       1,867,971           9,934       1,100,411
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              1,392,834          12,111       1,332,914           8,662       1,122,866
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  1,413,483         109,126       1,083,435          64,390       2,129,290
      Spinnaker Advisor                                     602,164          23,164          47,360       2,366,476       3,320,032
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (1,004,344)        (12,937)       (866,029)              -      (1,795,451)
      Spinnaker Advisor                                    (693,151)           (507)        (68,708)     (2,357,607)     (1,772,449)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (4,852)              -          (3,308)              -         (14,153)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS              313,300         118,846         192,750          73,259       1,867,269
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,706,134         130,957       1,525,664          81,921       2,990,135
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $   7,129,192   $     130,957   $   5,864,135   $      81,921   $   7,658,111
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                        FEDERATED                       FRANKLIN         MUTUAL
                                                        FEDERATED        CAPITAL        FRANKLIN          U.S.           SHARES
                                                      INTERNATIONAL      INCOME         SMALL CAP      GOVERNMENT      SECURITIES#
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $   4,374,170   $   4,721,061   $   4,009,840   $   4,685,022   $           -
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             (49,576)        160,786         (40,913)        322,633          (2,595)
   Realized Gains (Losses)                                 (869,034)       (576,079)       (415,730)         32,056             (42)
   Net Change in Unrealized Appreciation
     (Depreciation)                                         (33,162)       (738,513)       (898,922)        287,832         (13,150)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                               (951,772)     (1,153,806)     (1,355,565)        642,521         (15,787)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                    434,614         662,067       1,423,658       4,205,047         700,735
      Spinnaker Advisor                                           -          39,349       1,752,738       8,922,253         126,589
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (1,062,016)     (1,175,146)       (964,164)     (1,723,030)        (22,103)
      Spinnaker Advisor                                           -         (10,684)     (1,471,701)     (3,864,357)              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (6,285)        (22,726)         (1,927)         (8,890)            (60)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS             (633,687)       (507,140)        738,604       7,531,023         805,161
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,585,459)     (1,660,946)       (616,961)      8,173,544         789,374
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                           2,788,711       3,060,115       3,392,879      12,858,566         789,374

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             (38,004)        157,282         (61,500)        681,630          (5,938)
   Realized Gains (Losses)                                 (635,272)       (342,421)       (139,101)       (274,379)         13,472
   Net Change in Unrealized Appreciation
     (Depreciation)                                       1,399,948         736,805       1,580,241        (301,816)        365,482
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                726,672         551,666       1,379,640         105,435         373,016
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                    294,746         470,393       1,678,297       4,810,133       1,240,191
      Spinnaker Advisor                                           -          29,708         495,965      19,672,719         158,035
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                   (704,986)       (598,679)       (793,158)     (3,201,339)       (285,769)
      Spinnaker Advisor                                           -         (38,135)       (134,347)    (20,458,824)        (33,274)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                     (4,901)        (18,643)         (1,675)        (22,844)         (1,955)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS             (415,141)       (155,356)      1,245,082         799,845       1,077,228
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     311,531         396,310       2,624,722         905,280       1,450,244
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $   3,100,242   $   3,456,425   $   6,017,601   $  13,763,846   $   2,239,618
                                                      =============   =============   =============   =============   =============

# For the period from May 1, 2002 (commencement of operations) through December
  31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                        TEMPLETON       TEMPLETON          ING             ING
                                                       DEVELOPING        GROWTH          NATURAL        EMERGING         SCUDDER
                                                         MARKETS       SECURITIES#      RESOURCES        MARKETS        BALANCED
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $     136,247   $           -   $   1,886,458   $   1,937,425   $  39,930,149
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                               8,164            (750)        (21,428)        (25,802)        527,717
   Realized Gains (Losses)                                  (33,254)         (1,242)        (71,558)       (298,176)     (1,521,499)
   Net Change in Unrealized Appreciation
     (Depreciation)                                         (13,334)        (21,271)         21,718         130,075      (5,663,360)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                (38,424)        (23,263)        (71,268)       (193,903)     (6,657,142)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                    698,324         279,570         247,485         240,280       6,048,396
      Spinnaker Advisor                                   1,929,877          50,161               -               -       2,550,614
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                   (464,650)        (13,082)       (489,994)       (415,873)     (8,144,354)
      Spinnaker Advisor                                  (1,804,696)           (155)              -               -      (1,022,249)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                          -             (90)         (5,685)         (2,756)        (94,711)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS              358,855         316,404        (248,194)       (178,349)       (662,304)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     320,431         293,141        (319,462)       (372,252)     (7,319,446)
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                             456,678         293,141       1,566,996       1,565,173      32,610,703

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                              (5,401)            517         (21,740)        (23,030)        346,420
   Realized Gains (Losses)                                  207,097           8,069         (16,183)       (283,035)     (1,266,913)
   Net Change in Unrealized Appreciation
     (Depreciation)                                         250,289         257,924         448,484         932,906       5,965,829
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                451,985         266,510         410,561         626,841       5,045,336
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                    671,737         689,116         141,662         258,979       3,737,175
      Spinnaker Advisor                                  10,214,968         200,389          40,258               -         548,067
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                   (369,173)        (70,815)       (297,121)       (398,398)     (6,665,714)
      Spinnaker Advisor                                 (10,244,928)        (29,384)              -               -        (482,024)
   Contract Maintenance Charges
      Spinnaker/Mainsail                                       (183)           (275)         (4,536)         (2,073)        (86,412)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS              272,421         789,031        (119,737)       (141,492)     (2,948,908)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     724,406       1,055,541         290,824         485,349       2,096,428
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $   1,181,084   $   1,348,682   $   1,857,820   $   2,050,522   $  34,707,131
                                                      =============   =============   =============   =============   =============

# For the period from May 1, 2002 (commencement of operations) through December
  31, 2002.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                      SUB-ACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                       J.P. MORGAN     J.P. MORGAN     J.P. MORGAN       WANGER
                                                         SCUDDER       U.S. LARGE     INTERNATIONAL      MID CAP      U.S. SMALLER
                                                      INTERNATIONAL    CAP EQUITY        EQUITY@         VALUE@         COMPANIES
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $  12,967,436   $   7,922,983   $           -   $           -   $   1,233,820
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             (59,055)       (114,153)              -               -         (13,682)
   Realized Gains (Losses)                               (1,907,159)       (327,464)              -               -         (28,619)
   Net Change in Unrealized Appreciation
     (Depreciation)                                        (424,714)     (2,032,155)              -               -        (168,577)
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             (2,390,928)     (2,473,772)              -               -        (210,878)
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  1,392,110       1,223,395               -               -         182,458
      Spinnaker Advisor                                   3,086,044       2,909,782               -               -               -
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (2,664,663)       (876,080)              -               -        (497,720)
      Spinnaker Advisor                                  (3,136,743)       (437,919)              -               -               -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (20,401)        (11,062)              -               -          (1,140)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS           (1,343,653)      2,808,116               -               -        (316,402)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (3,734,581)        334,344               -               -        (527,280)
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                           9,232,855       8,257,327               -               -         706,540

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             (52,842)        (56,308)         (4,597)         (4,398)         (9,588)
   Realized Gains (Losses)                               (1,610,808)       (459,455)          7,895           8,275         (11,939)
   Net Change in Unrealized Appreciation
     (Depreciation)                                       3,862,439       2,583,034         161,464          79,199         255,968
                                                      -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              2,198,789       2,067,271         164,762          83,076         234,441
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                    975,354         888,015       1,470,382         539,936           4,596
      Spinnaker Advisor                                   3,325,356         770,404       1,450,177         162,288               -
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (2,260,661)     (1,018,678)       (139,948)        (89,065)       (168,223)
      Spinnaker Advisor                                  (3,379,906)     (1,887,554)     (1,357,463)        (15,013)              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (16,499)        (12,703)              -             (32)           (971)
      Spinnaker Advisor                                           -               -               -               -               -
                                                      -------------   -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS           (1,356,356)     (1,260,516)      1,423,148         598,114        (164,598)
                                                      -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     842,433         806,755       1,587,910         681,190          69,843
                                                      -------------   -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $  10,075,288   $   9,064,082   $   1,587,910   $     681,190   $     776,383
                                                      =============   =============   =============   =============   =============

@ For the period from May 1, 2003 (commencement of operations) through December
  31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                              SUB-ACCOUNTS
                                                      -------------------------------------------------------------
                                                        AMERICAN        AMERICAN        AMERICAN        AMERICAN
                                                         CENTURY         CENTURY         CENTURY         CENTURY
                                                        BALANCED      INTERNATIONAL      VALUE#          ULTRA@
                                                      -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2002                         $  13,698,012   $  13,696,958   $           -   $           -
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             169,351         (69,741)           (693)              -
   Realized Gains (Losses)                                 (684,663)       (982,192)           (471)              -
   Net Change in Unrealized Appreciation
     (Depreciation)                                      (1,106,085)     (1,876,574)         (4,119)              -
                                                      -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             (1,621,397)     (2,928,507)         (5,283)              -
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  3,200,133       2,605,516         137,528               -
      Spinnaker Advisor                                   1,222,832       6,396,755          31,842               -
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (3,892,188)     (2,984,897)        (19,608)              -
      Spinnaker Advisor                                    (333,247)     (6,129,330)              -               -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (29,705)        (27,356)              -               -
      Spinnaker Advisor                                           -               -               -               -
                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS              167,825        (139,312)        149,762               -
                                                      -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (1,453,572)     (3,067,819)        144,479               -
                                                      -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2002                          12,244,440      10,629,139         144,479               -

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                             148,863         (77,745)         (3,420)           (848)
   Realized Gains (Losses)                                 (217,158)       (483,739)          6,306             387
   Net Change in Unrealized Appreciation
     (Depreciation)                                       2,402,201       3,065,828         115,628          13,554
                                                      -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                              2,333,906       2,504,344         118,514          13,093
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                  3,586,659       1,925,732         401,718         125,794
      Spinnaker Advisor                                     939,152      18,508,494         188,653          28,422
   Contract Terminations and Transfers Out
      Spinnaker/Mainsail                                 (2,466,798)     (2,190,230)        (64,821)         (8,027)
      Spinnaker Advisor                                    (231,898)    (18,780,103)         (5,359)              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                    (29,955)        (21,217)           (220)              -
      Spinnaker Advisor                                           -               -               -               -
                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS            1,797,160        (557,324)        519,971         146,189
                                                      -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   4,131,066       1,947,020         638,485         159,282
                                                      -------------   -------------   -------------   -------------

NET ASSETS AT DECEMBER 31, 2003                       $  16,375,506   $  12,576,159   $     782,964   $     159,282
                                                      =============   =============   =============   =============

# For the period from May 1, 2002 (commencement of operations) through December 31, 2002.
@ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

                        SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Safeco Separate Account C (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Safeco Life Insurance Company (Safeco Life), a wholly-owned subsidiary of Safeco Corporation. Purchasers of various Safeco Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units. Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of accumulation units. Each sub-account invests in shares of a designated portfolio of an open-ended registered investment company ("Mutual Fund") as indicated below. Not all sub-accounts are available in all Safeco Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

     On September 29, 2003, Safeco Corporation announced that it planned to sell the Safeco Life, its subsidiaries and affiliated mutual fund operations. The Separate Account is a unit investment trust of Safeco Life Insurance Company. See Note 7 to the financial statements.

     SUB-ACCOUNTS                                                         UNDERLYING PORTFOLIOS
     ------------------------------------------------------------------------------------------------------------------------------
                                                                          Safeco Resource Series Trust
     Safeco RST Bond (Safeco Bond)                                                  RST Bond Portfolio
     Safeco RST Core Equity (Safeco Core Equity) *                                  RST Core Equity Portfolio *
     Safeco RST Growth Opportunities (Safeco Growth
        Opportunities)                                                              RST Growth Opportunities Portfolio
     Safeco RST Money Market (Safeco Money Market)                                  RST Money Market Portfolio
     Safeco RST Multi-Cap Core (Safeco Multi-Cap Core) *                            RST Multi-Cap Core Portfolio *
     Safeco RST Small-Cap Value (Safeco Small-Cap Value) *                          RST Small-Cap Value Portfolio *

                                                                          INVESCO Variable Investment Funds, Inc.
     INVESCO Health Sciences                                                        INVESCO VIF Health Sciences Fund
     INVESCO Real Estate Opportunity                                                INVESCO VIF-Real Estate Opportunity
                                                                                      Fund

                                                                          Dreyfus Investment Portfolios
     Dreyfus MidCap Stock                                                           Dreyfus MidCap Stock Portfolio
     Dreyfus Technology Growth                                                      Dreyfus Technology Growth Portfolio

                                                                          Dreyfus Variable Investments Fund
     Dreyfus Appreciation                                                           Dreyfus Appreciation Portfolio
     Dreyfus Quality Bond                                                           Dreyfus Quality Bond Portfolio

                                                                          Dreyfus Socially Responsible Growth Fund, Inc.
     Dreyfus Socially Responsible Growth (Dreyfus Socially Responsible)             Dreyfus Socially Responsible Growth Fund

                                                                          Dreyfus Stock Index Fund, Inc.
     Dreyfus Stock Index                                                            Dreyfus Stock Index Fund

                                                                          Fidelity Variable Insurance Products Fund (VIP)
     Fidelity Equity-Income                                                         VIP Equity Income-Portfolio
     Fidelity Growth                                                                VIP Growth Portfolio
     Fidelity Asset Manager                                                         VIP Asset Manager Portfolio
     Fidelity Contrafund                                                            VIP Contrafund Portfolio
     Fidelity Growth & Income                                                       VIP Growth & Income Portfolio
     Fidelity Growth Opportunities                                                  VIP Growth Opportunities Portfolio

                                                                          AIM Variable Insurance Funds, Inc.
     AIM Aggressive Growth                                                          AIM VI Aggressive Growth Fund
     AIM Capital Development                                                        AIM VI Capital Development Fund
     AIM Growth                                                                     AIM VI Growth Fund
     AIM International Growth                                                       AIM VI International Growth Fund

     SUB-ACCOUNTS                                                         UNDERLYING PORTFOLIOS
     ------------------------------------------------------------------------------------------------------------------------------
                                                                          Federated Insurance Series
     Federated High Income Bond (Federated High Income)                             Federated High Income Bond Fund II
     Federated International Equity (Federated International)                       Federated International Equity Fund II
     Federated Capital Income **                                                    Federated Capital Income Fund II **

                                                                          Franklin Templeton Variable Insurance Products Trust
     Franklin Small Cap                                                             Franklin Small Cap Fund -- Class 2
     Franklin U.S. Government                                                       Franklin U.S. Government Fund -- Class 2
     Mutual Shares Securities                                                       Mutual Shares Securities Fund -- Class 2
                                                                                    Templeton Developing Markets Securities
     Templeton Developing Markets                                                     Fund -- Class 2
     Templeton Growth Securities                                                    Templeton Growth Securities Fund -- Class 2

                                                                          ING Natural Resources Trust
     ING Natural Resources                                                          ING Natural Resources Trust

                                                                          ING Emerging Markets Fund, Inc.
     ING Emerging Markets                                                           ING Emerging Markets Fund, Inc.

                                                                          Scudder Variable Life Investment Fund
     Scudder Balanced                                                               Scudder VSI Balanced Portfolio
     Scudder International                                                          Scudder VSI International Portfolio

                                                                          J.P. Morgan Series Trust II
     J.P. Morgan U.S. Large Cap Core Equity                                         J.P. Morgan U.S. Large Cap Core Equity
        (J.P. Morgan U.S. Large Cap Equity) ***                                       Portfolio ***
     J.P. Morgan International Equity ***                                           J.P. Morgan International Equity Portfolio ***
     J.P. Morgan Mid Cap Value                                                      J.P. Morgan Mid-Cap Value Portfolio

                                                                          Wanger Advisors Trust
     Wanger U.S. Smaller Companies                                                  U.S. Smaller Companies Fund

                                                                          American Century Variable Portfolios, Inc.
     American Century Balanced                                                      VP Balanced
     American Century International                                                 VP International
     American Century Value                                                         VP Value
     American Century Ultra                                                         VP Ultra

       * Safeco RST Core Equity Portfolio, Safeco RST Multi-Cap Core Portfolio and Safeco RST Small-Cap Value Portfolio were known as Safeco RST Equity Portfolio, Safeco RST Northwest Portfolio and Safeco RST Small Company Value Portfolio, respectively, prior to October 1, 2003.
      ** Federated Capital Income Fund was known as Federated Utility Fund prior to May 1, 2003.
     *** J.P. Morgan U.S. Large Cap Core Equity Portfolio was known as J.P. Morgan U.S. Disciplined Equity prior to March 31, 2003. J.P. Morgan International Equity was known as J.P. Morgan International Opportunities prior to July 31, 2003.

     Under applicable insurance law, the assets and liabilities of Safeco Separate Account C are clearly identified and distinguished from Safeco Life's other assets and liabilities. The portion of Safeco Separate Account C's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Safeco Life may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT VALUATION -- Investments in portfolio shares are valued at the net asset value as reported by the underlying portfolio on the last trading day of the year.

     INVESTMENT TRANSACTIONS -- Investment transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the average cost method.

     INCOME RECOGNITION -- Dividend income and realized capital gain distribution received are recorded on the ex-dividend date. This income is reinvested in shares of the underlying portfolio.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of Safeco Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

     RECLASSIFICATION -- Certain prior year amounts have been reclassified in accordance with current year presentation.

3.   EXPENSES AND RELATED PARTY TRANSACTIONS

     Safeco Life assumes mortality and expense risks and incurs administrative expenses related to the operations of the Separate Account. Safeco Life deducts a daily charge from the assets of the Separate Account to cover these costs. This charge for the Spinnaker and Mainsail products is, on an annual basis, equal to 1.40 percent (1.25 percent for the mortality and expense risks and 0.15 percent for administration charges) of the average daily net assets of the Separate Account. The daily charge for the Spinnaker Advisor product is, on an annual basis, equal to 1.45 percent (1.25 percent for the mortality and expense risks and 0.20 percent for administrative charges) of the average daily net assets of the Separate Account. Safeco Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account. The maintenance charge, which is recorded as a redemption in the accompanying Statements of Changes in Net Assets, is waived on certain contracts as described in the prospectus.

     Additionally, during the years ended December 31, 2003 and 2002, management fees were paid indirectly to Safeco Asset Management Company, an affiliate of Safeco Life, in its capacity as investment advisor to the Safeco Resource Series Trust (RST) Portfolios. The Portfolios' advisory agreement provides for a fee at the annual rate of 0.65 percent of average daily net assets for the Safeco RST Money Market Portfolio, 0.74 percent of average daily net assets for the Safeco RST Bond, Safeco RST Core Equity, Safeco RST Growth Opportunities and Safeco RST Multi-Cap Core Portfolios, and 0.85 percent of average daily net assets for the Safeco RST Small-Cap Value Portfolio. During 2002, Safeco Asset Management Company voluntarily waived a portion of the investment advisory fees for the Safeco RST Money Market Portfolio. The waiver ranged from 0.10% at January 25, 2002 to 0.55% at December 31, 2002. The waiver expired on December 31, 2002.

     A withdrawal charge of $25 or 2% of the withdrawal amount, whichever is less, may be imposed for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2% of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. A surrender charge may be applicable on withdrawals that exceed the free withdrawal amount. For Spinnaker and Mainsail the surrender charge applies to withdrawals from all investment options, whereas for Spinnaker Advisor the surrender charge only applies to withdrawals from the Enhanced Fixed Account Option. The surrender charge for all three products varies by contract year and other factors as described in the product prospectuses.

4.   SUMMARIZED INVESTMENT INFORMATION BY SUB-ACCOUNT

     The following table summarizes purchase and sales activity by sub-account for the year or period ended December 31, 2003. The table also summarizes underlying investment information for each sub-account as of December 31, 2003.

                                           FOR THE YEAR OR PERIOD ENDED           AS OF DECEMBER 31, 2003
                                                 DECEMBER 31, 2003               INVESTMENTS                         NET ASSET
     SUB-ACCOUNT                              PURCHASES        SALES       (AT COST)     (AT VALUE)   SHARES OWNED     VALUE
     ---------------------------------------------------------------------------------------------------------------------------
         Safeco Bond                        $  4,693,561   $  5,699,636  $  12,851,275 $  12,651,106     1,125,543  $      11.24
         Safeco Core Equity                   14,053,494     22,182,974    130,886,371   108,221,763     4,842,137         22.35
         Safeco Growth Opportunities          10,874,604     18,848,848    106,924,400    98,436,496     5,063,606         19.44
         Safeco Money Market                  41,679,096     43,888,990      9,700,535     9,700,535     9,700,535          1.00
         Safeco Multi-Cap Core                 4,319,261      5,396,127     22,059,528    21,550,077     1,152,408         18.70
         Safeco Small-Cap Value                6,257,230      4,121,027     14,161,764    19,069,923     1,121,760         17.00
         INVESCO Health Sciences                 470,668@        63,705@       407,213       447,573        25,474         17.57
         INVESCO Real Estate Opportunity       4,534,465      2,092,016      7,019,340     9,086,158       633,623         14.34
         Dreyfus MidCap Stock                  7,462,606      4,657,147     18,612,920    21,659,238     1,369,105         15.82
         Dreyfus Technology Growth             2,291,586        888,618      5,867,936     4,954,840       570,834          8.68
         Dreyfus Appreciation                  2,676,610      1,742,233      8,104,613     8,378,609       243,423         34.42
         Dreyfus Quality Bond                  6,079,998      3,924,477     10,315,157    10,197,603       886,748         11.50
         Dreyfus Socially Responsible            760,433        502,853      4,226,644     3,428,958       144,134         23.79
         Dreyfus Stock Index                   5,132,822@       418,548@     4,724,514     5,128,110       180,567         28.40
         Fidelity Equity-Income                1,847,687@        73,578@     1,775,430     1,958,929        84,509         23.18
         Fidelity Growth                       5,254,238      3,576,109     23,403,601    20,016,626       644,866         31.04
         Fidelity Asset Manager                  204,148@        63,334@       142,251       148,900        10,297         14.46
         Fidelity Contrafund                   4,064,461      5,123,110     25,953,406    24,896,845     1,076,389         23.13
         Fidelity Growth & Income              4,724,480      2,195,081      9,947,296    10,428,538       786,466         13.26
         Fidelity Growth Opportunities         1,301,309      1,482,435      9,462,435     7,779,380       516,216         15.07
         AIM Aggressive Growth                 2,078,053      1,849,037      8,522,447     7,129,192       673,200         10.59
         AIM Capital Development                 132,290@        14,001@       119,420       130,957        10,303         12.71
         AIM Growth                            1,219,271      1,097,992      8,126,858     5,864,135       395,424         14.83
         AIM International Growth              2,431,220@     2,358,268@        71,987        81,921         5,107         16.04
         Federated High Income                 5,904,340      3,740,087      7,849,160     7,658,111       958,462          7.99
         Federated International                 296,818        749,964      4,987,583     3,100,242       267,494         11.59
         Federated Capital Income                731,563        729,638      4,753,267     3,456,425       409,529          8.44
         Franklin Small Cap                    2,199,147      1,015,566      5,937,059     6,017,601       345,244         17.43
         Franklin U.S. Government             25,830,510     24,349,035     13,792,822    13,763,846     1,052,267         13.08
         Mutual Shares Securities              1,423,939        352,649      1,887,285     2,239,618       150,411         14.89
         Templeton Developing Markets         10,933,115     10,666,095        949,205     1,181,084       166,584          7.09
         Templeton Growth Securities             909,117        119,568      1,112,029     1,348,682       120,526         11.19
         ING Natural Resources                   215,339        356,817      1,576,082     1,857,820       117,435         15.82
         ING Emerging Markets                    260,893        425,415      2,606,507     2,050,522       311,630          6.58
         Scudder Balanced                      5,215,580      7,818,067     39,638,034    34,707,131     3,104,395         11.18
         Scudder International                 4,414,720      5,823,918     15,824,084    10,075,288     1,219,769          8.26
         J.P. Morgan U.S. Large Cap Equity     1,813,935      3,130,759      9,270,064     9,064,082       724,547         12.51
         J.P. Morgan International Equity      2,939,736@     1,521,185@     1,426,446     1,587,910       168,033          9.45
         J.P. Morgan Mid Cap Value               728,920@       135,203@       601,992       681,190        31,551         21.59
         Wanger U.S. Smaller Companies             4,716        178,903        614,300       776,383        29,286         26.51
         American Century Balanced             5,003,419      3,057,396     16,561,211    16,375,506     2,429,600          6.74
         American Century International       20,570,488     21,205,557     16,278,305    12,576,159     1,955,857          6.43
         American Century Value                  438,024        110,739        214,341       782,964       100,509          7.79
         American Century Ultra                  125,970@         9,051@        28,201       159,282        17,351          9.18

     @ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

5.   CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the year or period ended December 31 were as follows:

     SPINNAKER/MAINSAIL

                                                               2003                                       2002
                                            ------------------------------------------  ----------------------------------------
                                                                            INCREASE                                  INCREASE
                                               UNITS          UNITS        (DECREASE)      UNITS          UNITS      (DECREASE)
     SUB-ACCOUNT                               ISSUED        REDEEMED       IN UNITS       ISSUED       REDEEMED      IN UNITS
     ---------------------------------------------------------------------------------------------------------------------------
         Safeco Bond                             126,272       (168,105)       (41,833)      184,051      (168,909)       15,142
         Safeco Core Equity                      300,052       (498,390)      (198,338)      372,420      (680,938)     (308,518)
         Safeco Growth Opportunities             341,714       (589,497)      (247,783)      509,194      (704,995)     (195,801)
         Safeco Money Market                     570,967       (607,159)       (36,192)      659,570      (713,391)      (53,821)
         Safeco Multi-Cap Core                   251,217       (324,072)       (72,855)      259,472      (381,118)     (121,646)
         Safeco Small-Cap Value                  285,595       (180,262)       105,333       406,626      (251,721)      154,905
         INVESCO Health Sciences                  24,639@        (4,426)@       20,213             -             -             -
         INVESCO Real Estate Opportunity         236,780       (102,349)       134,431       301,548       (82,131)      219,417
         Dreyfus MidCap Stock                    597,107       (347,184)       249,923       614,460      (380,980)      233,480
         Dreyfus Technology Growth               603,114       (241,833)       361,281       371,195      (239,477)      131,718
         Dreyfus Appreciation                    254,843       (173,746)        81,097       415,919      (192,231)      223,688
         Dreyfus Quality Bond                    243,013       (125,868)       117,145       185,177      (107,441)       77,736
         Dreyfus Socially Responsible            133,628        (85,283)        48,345       159,194      (138,249)       20,945
         Dreyfus Stock Index                     168,603@        (4,734)@      163,869             -             -             -
         Fidelity Equity-Income                  132,280@        (2,142)@      130,138             -             -             -
         Fidelity Growth                         763,955       (488,013)       275,942       938,770      (602,915)      335,855
         Fidelity Asset Manager                   15,311@        (3,702)@       11,609             -             -             -
         Fidelity Contrafund                     354,433       (449,292)       (94,859)      303,295      (467,180)     (163,885)
         Fidelity Growth & Income                403,938       (180,244)       223,694       288,560      (139,922)      148,638
         Fidelity Growth Opportunities           162,045       (192,896)       (30,851)      224,571      (269,181)      (44,610)
         AIM Aggressive Growth                   277,524       (199,723)        77,801       342,459      (297,169)       45,290
         AIM Capital Development                   9,343@        (1,024)@        8,319             -             -             -
         AIM Growth                              297,127       (232,496)        64,631       428,632      (327,878)      100,754
         AIM International Growth                  5,724@             -@         5,724             -             -             -
         Federated High Income                   171,085       (145,968)        25,117        77,194      (129,821)      (52,627)
         Federated International                  25,243        (62,156)       (36,913)       33,857       (83,345)      (49,488)
         Federated Capital Income                 45,980        (61,215)       (15,235)       58,985      (110,403)      (51,418)
         Franklin Small Cap                      294,354       (142,172)       152,182       245,536      (171,904)       73,632
         Franklin U.S. Government                384,450       (257,585)       126,865       347,672      (144,522)      203,150
         Mutual Shares Securities                138,004        (31,393)       106,611        80,751#       (2,575)#      78,176
         Templeton Developing Markets             76,470        (41,941)        34,529        88,826       (60,392)       28,434
         Templeton Growth Securities              80,491         (7,948)        72,543        32,379#       (1,657)#      30,722
         ING Natural Resources                    10,852        (23,483)       (12,631)       19,459       (39,878)      (20,419)
         ING Emerging Markets                     34,280        (58,092)       (23,812)       32,528       (58,511)      (25,983)
         Scudder Balanced                        201,895       (364,048)      (162,153)      316,007      (438,637)     (122,630)
         Scudder International                    90,063       (207,879)      (117,816)      117,712      (227,220)     (109,508)
         J.P. Morgan U.S. Large Cap Equity       144,366       (161,566)       (17,200)      188,183      (138,208)       49,975
         J.P. Morgan International Equity        123,272@       (12,096)@      111,176             -             -             -
         J.P. Morgan Mid Cap Value                49,960@        (7,839)@       42,121             -             -             -
         Wanger U.S. Smaller Companies               174         (6,971)        (6,797)        6,748       (19,991)      (13,243)
         American Century Balanced               369,351       (258,621)       110,730       328,078      (414,376)      (86,298)
         American Century International          305,341       (352,624)       (47,283)      380,979      (446,361)      (65,382)
         American Century Value                   41,989         (6,787)        35,202        14,904#       (2,016)#      12,888
         American Century Ultra                   11,491@          (710)@       10,781             -             -             -

     @ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.
     # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

     SPINNAKER ADVISOR

                                                               2003                                       2002
                                            ------------------------------------------  ----------------------------------------
                                                                            INCREASE                                  INCREASE
                                               UNITS          UNITS        (DECREASE)      UNITS          UNITS      (DECREASE)
     SUB-ACCOUNT                               ISSUED        REDEEMED       IN UNITS       ISSUED       REDEEMED      IN UNITS
     ---------------------------------------------------------------------------------------------------------------------------
         Safeco Bond                              78,743       (108,129)       (29,386)      183,461       (39,686)      143,775
         Safeco Core Equity                      109,920        (89,423)        20,497       133,499       (24,472)      109,027
         Safeco Growth Opportunities              74,552        (42,999)        31,553       324,503      (184,586)      139,917
         Safeco Money Market                   2,971,693     (3,113,902)      (142,209)    2,506,768    (2,543,574)      (36,806)
         Safeco Multi-Cap Core                    33,822        (24,429)         9,393        40,148        (2,485)       37,663
         Safeco Small-Cap Value                  171,439       (127,973)        43,466       239,214      (162,502)       76,712
         INVESCO Health Sciences                  17,730@          (164)@       17,566             -             -             -
         INVESCO Real Estate Opportunity         116,528        (57,879)        58,649        78,080       (23,888)       54,192
         Dreyfus MidCap Stock                    193,281       (120,962)        72,319       307,320       (46,936)      260,384
         Dreyfus Technology Growth               105,573        (14,486)        91,087        53,088       (10,408)       42,680
         Dreyfus Appreciation                     86,370        (42,084)        44,286       144,988       (13,449)      131,539
         Dreyfus Quality Bond                    197,325       (177,466)        19,859       215,649       (81,953)      133,696
         Dreyfus Socially Responsible             12,480         (2,948)         9,532        31,253        (8,664)       22,589
         Dreyfus Stock Index                     280,047@       (20,673)@      259,374             -             -             -
         Fidelity Equity-Income                   27,392@        (1,924)@       25,468             -             -             -
         Fidelity Growth                         176,382       (112,586)        63,796       305,930       (53,645)      252,285
         Fidelity Asset Manager                    1,707@             -@         1,707             -             -             -
         Fidelity Contrafund                      10,581@           (63)@       10,518             -             -             -
         Fidelity Growth & Income                168,115        (70,432)        97,683       175,353       (43,442)      131,911
         Fidelity Growth Opportunities            23,541         (8,714)        14,827        36,283        (2,989)       33,294
         AIM Aggressive Growth                   132,773       (152,002)       (19,229)       56,255        (9,314)       46,941
         AIM Capital Development                   1,907@           (43)@        1,864             -             -             -
         AIM Growth                               13,682        (20,265)        (6,583)       35,590       (43,979)       (8,389)
         AIM International Growth                217,211@      (216,554)@          657             -             -             -
         Federated High Income                   329,054       (176,283)       152,771        11,244        (3,193)        8,051
         Federated Capital Income                  5,077         (6,241)        (1,164)        5,593        (1,777)        3,816
         Franklin Small Cap                       92,494        (27,211)        65,283       315,383      (269,801)       45,582
         Franklin U.S. Government              1,635,109     (1,700,006)       (64,897)      775,050      (338,212)      436,838
         Mutual Shares Securities                 18,201         (3,822)        14,379        14,954#            -#       14,954
         Templeton Developing Markets          1,177,353     (1,166,766)        10,587       242,713      (226,746)       15,967
         Templeton Growth Securities              24,137         (3,278)        20,859         6,196#         (18)#        6,178
         ING Natural Resources                     3,147@             -@         3,147             -             -
         Scudder Balanced                         71,548        (62,639)         8,909       308,308      (127,840)      180,468
         Scudder International                   680,109       (678,226)         1,883       566,569      (576,092)       (9,523)
         J.P. Morgan U.S. Large Cap Equity       127,753       (303,217)      (175,464)      443,577       (72,106)      371,471
         J.P. Morgan International Equity        136,217@      (127,812)@        8,405             -             -             -
         J.P. Morgan Mid Cap Value                14,542@        (1,274)@       13,268             -             -             -
         American Century Balanced               111,019        (28,066)        82,953       148,033       (44,335)      103,698
         American Century International        3,605,512     (3,626,764)       (21,252)    1,126,656    (1,071,616)       55,040
         American Century Value                   19,537           (548)        18,989         3,723#            -#        3,723
         American Century Ultra                    2,688@             -@         2,688             -             -             -

     # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.
     @ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

6.   UNIT VALUES

     A summary of unit values and units outstanding for variable annuity contracts, net assets, net investment income ratios, total return, and expense ratios, excluding expenses of the underlying funds, for each of the three years in the period ended December 31, 2003 follows.

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
SAFECO BOND
    Spinnaker/Mainsail
        2003                                $     24.561        394,317  $   9,684,701          4.10%         1.40%         1.85%
        2002                                      24.116        436,150     10,518,486          5.37%         1.40%         6.29%
        2001                                      22.688        421,008      9,551,976          5.84%         1.40%         5.79%
    Spinnaker Advisor
        2003                                      12.055        246,071      2,966,405          4.00%         1.45%         1.79%
        2002                                      11.843        275,457      3,262,249          6.34%         1.45%         6.24%
        2001                                      11.147        131,682      1,467,888         37.43%         1.45%         5.75%
SAFECO CORE EQUITY
    Spinnaker/Mainsail
        2003                                      45.793      2,331,666    106,772,808          0.96%         1.40%        23.05%
        2002                                      37.216      2,530,004     94,139,749          1.02%         1.40%       (26.94%)
        2001                                      50.938      2,838,522    144,588,839          0.71%         1.40%       (10.65%)
    Spinnaker Advisor
        2003                                       7.209        200,994      1,448,955          1.06%         1.45%        22.98%
        2002                                       5.862        180,497      1,057,906          1.50%         1.45%       (26.97%)
        2001                                       8.027         71,470        573,691          1.87%         1.45%       (10.68%)
SAFECO GROWTH OPPORTUNITIES
    Spinnaker/Mainsail
        2003                                      37.828      2,497,956     94,493,213          0.00%         1.40%        40.95%
        2002                                      26.837      2,745,739     73,679,365          0.00%         1.40%       (38.54%)
        2001                                      43.664      2,940,540    128,440,487          0.00%         1.40%        17.49%
    Spinnaker Advisor
        2003                                       8.906        442,781      3,943,283          0.00%         1.45%        40.90%
        2002                                       6.321        411,228      2,599,244          0.00%         1.45%       (38.57%)
        2001                                      10.290        271,311      2,791,773          0.00%         1.45%        17.42%
SAFECO MONEY MARKET
    Spinnaker/Mainsail
        2003                                      17.434        368,753      6,429,022          0.51%         1.40%        (0.90%)
        2002                                      17.592        404,945      7,124,007          1.52%         1.40%         0.11%
        2001                                      17.572        458,766      8,061,288          3.69%         1.40%         2.35%
    Spinnaker Advisor
        2003                                      10.334        316,587      3,271,513          0.51%         1.45%        (0.94%)
        2002                                      10.432        458,796      4,786,422          1.52%         1.45%         0.07%
        2001                                      10.425        495,602      5,166,851          3.69%         1.45%         2.27%
SAFECO MULTI-CAP CORE
    Spinnaker/Mainsail
        2003                                      18.911      1,105,214     20,900,947          0.31%         1.40%        43.44%
        2002                                      13.184      1,178,069     15,530,624          0.12%         1.40%       (24.98%)
        2001                                      17.573      1,299,715     22,871,273          0.13%         1.40%       (12.02%)
    Spinnaker Advisor
        2003                                       7.517         86,349        649,130          0.37%         1.45%        43.35%
        2002                                       5.244         76,956        403,496          0.18%         1.45%       (25.11%)
        2001                                       7.002         39,293        275,123          0.18%         1.45%       (11.94%)

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
SAFECO SMALL-CAP VALUE
    Spinnaker/Mainsail
        2003                                $     16.764        846,355   $ 14,188,166          0.69%         1.40%        40.80%
        2002                                      11.906        741,022      8,823,169          0.55%         1.40%        (5.89%)
        2001                                      12.651        586,117      7,415,142          1.19%         1.40%        19.47%
    Spinnaker Advisor
        2003                                      14.525        336,088      4,881,757          0.69%         1.45%        40.73%
        2002                                      10.321        292,622      3,020,445          0.52%         1.45%        (5.94%)
        2001                                      10.973        215,910      2,369,145          4.37%         1.45%        19.52%
INVESCO HEALTH SCIENCES
    Spinnaker/Mainsail
        2003                                      11.849         20,213        239,498          0.00%@        1.40%        18.49%@
    Spinnaker Advisor
        2003                                      11.845         17,566        208,075          0.00%@        1.45%        18.45%@
INVESCO REAL ESTATE OPPORTUNITY
    Spinnaker/Mainsail
        2003                                      15.135        458,860      6,944,993          2.04%         1.40%        36.89%
        2002                                      11.056        324,429      3,587,206          1.79%         1.40%         4.90%
        2001                                      10.540        105,012      1,106,849          1.03%         1.40%        (2.15%)
    Spinnaker Advisor
        2003                                      14.550        147,163      2,141,165          2.15%         1.45%        36.83%
        2002                                      10.634         88,514        941,309          1.57%         1.45%         4.85%
        2001                                      10.142         34,322        348,106          2.32%         1.45%        (2.18%)
DREYFUS MIDCAP STOCK
    Spinnaker/Mainsail
        2003                                      10.802      1,282,150     13,849,504          0.31%         1.40%        29.89%
        2002                                       8.316      1,032,227      8,583,864          0.30%         1.40%       (13.71%)
        2001                                       9.637        798,746      7,697,687          0.20%         1.40%        (4.61%)
    Spinnaker Advisor
        2003                                      10.012        780,031      7,809,734          0.30%         1.45%        29.82%
        2002                                       7.712        707,712      5,457,717          0.33%         1.45%       (13.76%)
        2001                                       8.942        447,328      3,999,827          0.30%         1.45%        (4.65%)
DREYFUS TECHNOLOGY GROWTH
    Spinnaker/Mainsail
        2003                                       3.821      1,125,418      4,300,034          0.00%         1.40%        48.85%
        2002                                       2.567        764,137      1,960,612          0.00%         1.40%       (40.25%)
        2001                                       4.296        632,419      2,716,852          0.00%         1.40%       (34.09%)
    Spinnaker Advisor
        2003                                       3.473        188,568        654,806          0.00%         1.45%        48.80%
        2002                                       2.334         97,481        227,429          0.00%         1.45%       (40.28%)
        2001                                       3.908         54,801        214,176          0.00%         1.45%       (34.10%)
DREYFUS APPRECIATION
    Spinnaker/Mainsail
        2003                                       8.626        734,819      6,338,819          1.50%         1.40%        19.49%
        2002                                       7.219        653,722      4,719,229          1.35%         1.40%       (17.88%)
        2001                                       8.791        430,034      3,780,273          1.34%         1.40%       (10.57%)
    Spinnaker Advisor
        2003                                       8.249        247,272      2,039,790          1.52%         1.45%        19.43%
        2002                                       6.907        202,986      1,401,979          1.47%         1.45%       (17.92%)
        2001                                       8.415         71,447        601,201          2.51%         1.45%       (10.61%)

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS QUALITY BOND
    Spinnaker/Mainsail
        2003                                $     12.526        381,551   $  4,779,411          4.01%         1.40%         3.48%
        2002                                      12.105        264,406      3,200,627          5.10%         1.40%         6.27%
        2001                                      11.391        186,670      2,126,288          7.70%         1.40%         5.27%
    Spinnaker Advisor
        2003                                      12.140        446,324      5,418,192          3.95%         1.45%         3.43%
        2002                                      11.737        426,465      5,005,521          5.07%         1.45%         6.22%
        2001                                      11.050        292,769      3,235,114          8.46%         1.45%         5.17%
DREYFUS SOCIALLY RESPONSIBLE
    Spinnaker/Mainsail
        2003                                       5.855        520,059      3,045,079          0.12%         1.40%        24.26%
        2002                                       4.712        471,714      2,222,424          0.23%         1.40%       (29.94%)
        2001                                       6.726        450,769      3,031,702          0.07%         1.40%       (23.68%)
    Spinnaker Advisor
        2003                                       5.521         69,524        383,879          0.12%         1.45%        24.19%
        2002                                       4.446         59,992        266,681          0.30%         1.45%       (29.97%)
        2001                                       6.349         37,403        237,453          0.10%         1.45%       (23.71%)
DREYFUS STOCK INDEX
    Spinnaker/Mainsail
        2003                                      12.119        163,869      1,985,882          1.12%@        1.40%        21.19%@
    Spinnaker Advisor
        2003                                      12.115        259,374      3,142,228          1.03%@        1.45%        21.15%@
FIDELITY EQUITY-INCOME
    Spinnaker/Mainsail
        2003                                      12.590        130,138      1,638,406          0.00%@        1.40%        25.90%@
    Spinnaker Advisor
        2003                                      12.586         25,468        320,523          0.00%@        1.45%        25.86%@
FIDELITY GROWTH
    Spinnaker/Mainsail
        2003                                       6.311      2,605,121     16,439,813          0.25%         1.40%        31.02%
        2002                                       4.817      2,329,179     11,217,708          0.24%         1.40%       (31.08%)
        2001                                       6.989      1,993,324     13,931,718          0.07%         1.40%       (18.82%)
    Spinnaker Advisor
        2003                                       5.983        597,866      3,576,813          0.26%         1.45%        30.94%
        2002                                       4.569        534,070      2,439,789          0.20%         1.45%       (31.12%)
        2001                                       6.633        281,785      1,868,976          0.04%         1.45%       (18.82%)
FIDELITY ASSET MANAGER
    Spinnaker/Mainsail
        2003                                      11.183         11,609        129,818          0.00%@        1.40%        11.83%
    Spinnaker Advisor
        2003                                      11.179          1,707         19,082          0.00%@        1.45%        11.79%@
FIDELITY CONTRAFUND
    Spinnaker/Mainsail
        2003                                      12.514      1,979,136     24,766,390          0.47%         1.40%        26.68%
        2002                                       9.878      2,073,995     20,487,180          0.86%         1.40%       (10.61%)
        2001                                      11.051      2,237,880     24,730,041          0.84%         1.40%       (13.47%)
    Spinnaker Advisor
        2003                                      12.402         10,518        130,455          0.00%@        1.45%        24.02%@

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY GROWTH & INCOME
    Spinnaker/Mainsail
        2003                                $      8.903        800,380   $  7,125,955          0.99%         1.40%        22.06%
        2002                                       7.294        576,686      4,206,221          1.27%         1.40%       (17.78%)
        2001                                       8.871        428,048      3,797,257          1.03%         1.40%       (10.02%)
    Spinnaker Advisor
        2003                                       8.598        384,126      3,302,583          1.03%         1.45%        21.99%
        2002                                       7.048        286,443      2,018,548          1.03%         1.45%       (17.81%)
        2001                                       8.575        154,532      1,325,145          0.44%         1.45%       (10.06%)
FIDELITY GROWTH OPPORTUNITIES
    Spinnaker/Mainsail
        2003                                       7.876        911,889      7,181,818          0.77%         1.40%        28.07%
        2002                                       6.150        942,740      5,790,857          1.09%         1.40%       (22.92%)
        2001                                       7.979        987,350      7,878,542          0.39%         1.40%       (15.56%)
    Spinnaker Advisor
        2003                                       7.020         85,118        597,562          0.69%         1.45%        28.01%
        2002                                       5.484         70,291        385,463          1.00%         1.45%       (22.98%)
        2001                                       7.120         36,997        263,419          0.00%         1.45%       (15.36%)
AIM AGGRESSIVE GROWTH
    Spinnaker/Mainsail
        2003                                       5.931      1,116,644      6,622,805          0.00%         1.40%        24.92%
        2002                                       4.748      1,038,843      4,932,111          0.00%         1.40%       (23.74%)
        2001                                       6.226        993,553      6,185,992          0.00%         1.40%       (27.11%)
    Spinnaker Advisor
        2003                                       5.544         91,346        506,387          0.00%         1.45%        24.86%
        2002                                       4.440        110,575        490,947          0.00%         1.45%       (23.78%)
        2001                                       5.825         63,634        370,685          0.00%         1.45%       (27.13%)
AIM CAPITAL DEVELOPMENT
    Spinnaker/Mainsail
        2003                                      12.861          8,319        106,993          0.00%@        1.40%        28.61%@
    Spinnaker Advisor
        2003                                      12.857          1,864         23,964          0.00%@        1.45%        28.57%@
AIM GROWTH
    Spinnaker/Mainsail
        2003                                       4.261      1,247,950      5,317,815          0.00%         1.40%        29.40%
        2002                                       3.293      1,183,319      3,895,392          0.00%         1.40%       (31.92%)
        2001                                       4.837      1,082,565      5,236,706          0.25%         1.40%       (34.84%)
    Spinnaker Advisor
        2003                                       4.096        133,380        546,320          0.00%         1.45%        29.37%
        2002                                       3.166        139,963        443,079          0.00%         1.45%       (31.97%)
        2001                                       4.654        148,352        690,482          0.35%         1.45%       (34.85%)
AIM INTERNATIONAL GROWTH
    Spinnaker/Mainsail
        2003                                      12.837          5,724         73,483          0.90%         1.40%        28.37%
    Spinnaker Advisor
        2003                                      12.833            657          8,438          0.12%         1.45%        28.33%
FEDERATED HIGH INCOME
    Spinnaker/Mainsail
        2003                                      13.508        410,718      5,548,087          7.25%         1.40%        20.52%
        2002                                      11.208        385,601      4,321,935         10.24%         1.40%        (0.03%)
        2001                                      11.211        438,228      4,912,873         10.32%         1.40%         0.04%
    Spinnaker Advisor
        2003                                      11.083        190,381      2,110,024          2.18%         1.45%        20.46%
        2002                                       9.201         37,610        346,041          9.13%         1.45%        (0.07%)
        2001                                       9.207         29,559        272,161          0.01%         1.45%         0.23%

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
FEDERATED INTERNATIONAL
    Spinnaker/Mainsail
        2003                                $     14.255        217,487   $  3,100,242          0.00%         1.40%        30.03%
        2002                                      10.963        254,400      2,788,711          0.00%         1.40%       (23.84%)
        2001                                      14.394        303,888      4,374,170         13.89%         1.40%       (30.42%)
FEDERATED CAPITAL INCOME
    Spinnaker/Mainsail
        2003                                      11.626        285,589      3,320,329          6.42%         1.40%        19.00%
        2002                                       9.770        300,824      2,938,890          5.77%         1.40%       (25.01%)
        2001                                      13.028        352,242      4,589,081          3.51%         1.40%       (14.93%)
    Spinnaker Advisor
        2003                                       6.952         19,578        136,096          6.54%         1.45%        18.94%
        2002                                       5.845         20,742        121,225          4.76%         1.45%       (25.04%)
        2001                                       7.798         16,926        131,980          0.01%         1.45%       (14.44%)
FRANKLIN SMALL CAP
    Spinnaker/Mainsail
        2003                                       6.723        690,155      4,640,008          0.00%         1.40%        35.33%
        2002                                       4.968        537,973      2,672,179          0.25%         1.40%       (29.67%)
        2001                                       7.064        464,341      3,280,053          0.39%         1.40%       (16.44%)
    Spinnaker Advisor
        2003                                       6.167        223,380      1,377,593          0.00%         1.45%        35.27%
        2002                                       4.559        158,097        720,700          0.40%         1.45%       (29.71%)
        2001                                       6.486        112,515        729,787          0.35%         1.45%       (16.47%)
FRANKLIN U.S. GOVERNMENT
    Spinnaker/Mainsail
        2003                                      12.566        492,680      6,191,158          5.31%         1.40%         0.79%
        2002                                      12.468        365,815      4,560,976          5.06%         1.40%         8.25%
        2001                                      11.518        162,665      1,873,524          6.54%         1.40%         5.90%
    Spinnaker Advisor
        2003                                      12.120        624,784      7,572,688          6.62%         1.45%         0.74%
        2002                                      12.031        689,681      8,297,590          5.35%         1.45%         8.19%
        2001                                      11.120        252,843      2,811,498          0.96%         1.45%         5.47%
MUTUAL SHARES SECURITIES
    Spinnaker/Mainsail
        2003                                      10.461        184,787      1,933,031          2.15%         1.40%        23.40%
        2002                                       8.477         78,176        662,657          0.08%#        1.40%       (15.23%)#
    Spinnaker Advisor
        2003                                      10.452         29,333        306,587          1.28%         1.45%        23.34%
        2002                                       8.474         14,954        126,717          0.00%#        1.45%       (15.26%)#
TEMPLETON DEVELOPING MARKETS
    Spinnaker/Mainsail
        2003                                      10.813         78,718        851,211          1.13%         1.40%        50.87%
        2002                                       7.167         44,189        316,689          1.91%         1.40%        (1.54%)
        2001                                       7.279         15,755        114,684          0.94%         1.40%        (9.38%)
    Spinnaker Advisor
        2003                                      11.217         29,407        329,873          0.48%         1.45%        50.79%
        2002                                       7.439         18,820        139,989          8.96%         1.45%        (1.59%)
        2001                                       7.559          2,853         21,563          0.34%         1.45%        (9.20%)
TEMPLETON GROWTH SECURITIES
    Spinnaker/Mainsail
        2003                                      10.352        103,265      1,069,023          1.42%         1.40%        30.30%
        2002                                       7.945         30,722        244,076          0.40%#        1.40%       (20.55%)#
    Spinnaker Advisor
        2003                                      10.344         27,037        279,659          1.63%         1.45%        30.24%
        2002                                       7.942          6,178         49,065          0.00%#        1.45%       (20.58%)#

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
ING NATURAL RESOURCES
    Spinnaker/Mainsail
        2003                                $     16.022        113,256   $  1,814,604          0.00%         1.40%        28.71%
        2002                                      12.448        125,887      1,566,996          0.17%         1.40%        (3.46%)
        2001                                      12.894        146,306      1,886,458          0.00%         1.40%       (17.12%)
    Spinnaker Advisor
        2003                                      13.731          3,147         43,216          0.00%@        1.45%        37.31%@
ING EMERGING MARKETS
    Spinnaker/Mainsail
        2003                                       9.318        220,067      2,050,522          0.00%         1.40%        45.16%
        2002                                       6.419        243,879      1,565,173          0.00%         1.40%       (10.59%)
        2001                                       7.179        269,862      1,937,425         22.14%         1.40%       (11.34%)
SCUDDER BALANCED
    Spinnaker/Mainsail
        2003                                      20.322      1,518,848     30,865,880          2.44%         1.40%        16.30%
        2002                                      17.474      1,681,001     29,371,319          2.83%         1.40%       (16.26%)
        2001                                      20.866      1,803,631     37,634,496          6.71%         1.40%        (7.37%)
    Spinnaker Advisor
        2003                                       8.489        452,475      3,841,251          2.39%         1.45%        16.24%
        2002                                       7.303        443,566      3,239,384          3.06%         1.45%       (16.30%)
        2001                                       8.725        263,098      2,295,653          4.99%         1.45%        (7.41%)
SCUDDER INTERNATIONAL
    Spinnaker/Mainsail
        2003                                      13.314        727,804      9,689,786          0.78%         1.40%        25.98%
        2002                                      10.568        845,620      8,936,094          0.87%         1.40%       (19.51%)
        2001                                      13.129        955,128     12,539,618          0.42%         1.40%       (31.84%)
    Spinnaker Advisor
        2003                                       6.271         61,474        385,502          1.69%         1.45%        25.92%
        2002                                       4.980         59,591        296,761          0.80%         1.45%       (19.55%)
        2001                                       6.190         69,114        427,818          0.42%         1.45%       (31.87%)
J.P. MORGAN U.S. LARGE CAP EQUITY
    Spinnaker/Mainsail
        2003                                       7.303        507,522      3,706,234          0.76%         1.40%        26.37%
        2002                                       5.779        524,722      3,032,097          0.05%         1.40%       (25.67%)
        2001                                       7.775        474,747      3,691,389          0.55%         1.40%       (13.15%)
    Spinnaker Advisor
        2003                                       7.079        756,835      5,357,848          0.80%         1.45%        26.30%
        2002                                       5.605        932,299      5,225,230          0.05%         1.45%       (25.71%)
        2001                                       7.545        560,828      4,231,594          0.79%         1.45%       (13.18%)
J.P. MORGAN INTERNATIONAL EQUITY
    Spinnaker/Mainsail
        2003                                      13.279        111,176      1,476,331          0.00%@        1.40%        32.79%@
    Spinnaker Advisor
        2003                                      13.275          8,405        111,579          0.00%@        1.45%        32.75%@
J.P. MORGAN MID CAP VALUE
    Spinnaker/Mainsail
        2003                                      12.299         42,121        518,055          0.00%@        1.40%        22.99%@
    Spinnaker Advisor
        2003                                      12.295         13,268        163,135          0.00%@        1.45%        22.95%@

                                                          AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                            ------------------------------------------ -----------------------------------------
                                                UNIT           UNITS           NET       INVESTMENT      EXPENSE    TOTAL RETURN
SUB-ACCOUNT                                     VALUE       OUTSTANDING      ASSETS     INCOME RATIO*    RATIO**         ***
--------------------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES
    Spinnaker/Mainsail
        2003                                $     32.591         23,822   $    776,383          0.00%         1.40%        41.23%
        2002                                      23.076         30,619        706,540          0.00%         1.40%       (17.97%)
        2001                                      28.130         43,862      1,233,820          0.07%         1.40%         9.84%
AMERICAN CENTURY BALANCED
    Spinnaker/Mainsail
        2003                                      10.710      1,212,429     12,985,131          2.49%         1.40%        17.80%
        2002                                       9.092      1,101,699     10,015,893          2.78%         1.40%       (10.81%)
        2001                                      10.194      1,187,997     12,110,675          2.83%         1.40%        (4.89%)
    Spinnaker Advisor
        2003                                       9.239        366,981      3,390,375          2.43%         1.45%        17.75%
        2002                                       7.846        284,028      2,228,547          2.33%         1.45%       (10.86%)
        2001                                       8.802        180,330      1,587,337          0.95%         1.45%        (4.94%)
AMERICAN CENTURY INTERNATIONAL
    Spinnaker/Mainsail
        2003                                       7.365      1,598,479     11,773,492          0.74%         1.40%        22.77%
        2002                                       5.999      1,645,762      9,871,793          0.79%         1.40%       (21.48%)
        2001                                       7.640      1,711,144     13,072,878          0.09%         1.40%       (30.18%)
    Spinnaker Advisor
        2003                                       5.967        134,520        802,667          0.48%         1.45%        22.73%
        2002                                       4.862        155,772        757,346          1.47%         1.45%       (21.52%)
        2001                                       6.195        100,732        624,080          0.06%         1.45%       (30.28%)
AMERICAN CENTURY VALUE
    Spinnaker/Mainsail
        2003                                      11.061         48,090        531,946          0.56%         1.40%        27.17%
        2002                                       8.698         12,888        112,105          0.00%#        1.40%       (13.02%)#
    Spinnaker Advisor
        2003                                      11.052         22,712        251,018          0.47%         1.45%        27.11%
        2002                                       8.695          3,723         32,374          0.00%#        1.45%       (13.05%)#
AMERICAN CENTURY ULTRA
    Spinnaker/Mainsail
        2003                                      11.826         10,781        127,500          0.00%@        1.40%        18.26%@
    Spinnaker Advisor
        2003                                      11.822          2,688         31,782          0.00%@        1.45%        18.22%@

  # For the period from May 1, 2002 (commencement of operations) through December 31, 2002.

  @ For the period from May 1, 2003 (commencement of operations) through December 31, 2003.

  * These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying fund, net of fund expenses including management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment Income Ratio to be higher or lower than if the net assets had been constant.

 ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

7.   SUBSEQUENT EVENTS (UNAUDITED)

     Safeco Corporation entered into a definite agreement, dated March 15, 2004, to sell Safeco Life, its subsidiaries and affiliated mutual fund operations to an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc. The purchase price is $1.35 billion, subject to adjustment based on Safeco Life June 30, 2004 statutory book value. The transaction is subject to regulatory approvals. The Separate Account is a unit investment trust of Safeco Life.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Board of Directors of Safeco Life Insurance Company and Participants of Safeco Separate Account C

We have audited the accompanying statements of assets and liabilities of the Safeco Separate Account C (comprised of the Safeco RST Bond, Safeco RST Core Equity (formerly the Safeco RST Equity), Safeco RST Growth Opportunities, Safeco RST Money Market, Safeco RST Multi-Cap Core (formerly Safeco RST Northwest), Safeco RST Small-Cap Value (formerly Safeco RST Small Company Value), INVESCO Health Sciences, INVESCO Real Estate Opportunity, Dreyfus Mid Cap Stock, Dreyfus Technology Growth, Dreyfus Appreciation, Dreyfus Quality Bond, Dreyfus Socially Responsible Growth, Dreyfus Stock Index, Fidelity Equity-Income, Fidelity Growth, Fidelity Asset Manager, Fidelity Contrafund, Fidelity Growth & Income, Fidelity Growth Opportunities, AIM Aggressive Growth, AIM Capital Development, AIM Growth, AIM International Growth, Federated High Income Bond, Federated International Equity, Federated Capital Income (formerly Federated Utility), Franklin Small Cap, Franklin U.S. Government, Mutual Shares Securities, Templeton Developing Markets, Templeton Growth Securities, ING Natural Resources, ING Emerging Markets, Scudder Balanced, Scudder International,
J.P. Morgan U.S. Large Cap Core Equity (formerly J.P. Morgan U.S. Disciplined Equity), J.P. Morgan International Equity (formerly J.P. Morgan International Opportunities), J.P. Morgan MidCap Value, Wanger U.S. Smaller Companies, American Century Balanced, American Century International, American Century Value and American Century Ultra sub-accounts) ("the Separate Account") as of December 31, 2003, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned by the Separate Account as of December 31, 2003, by correspondence with the manager of the underlying portfolio of each sub-account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Safeco Separate Account C at December 31, 2003, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & Young LLP


Seattle, Washington
January 30, 2004,
except for Note 7, as to which the date is March 15, 2004.

CONSOLIDATED FINANCIAL STATEMENTS

Safeco Life Insurance Company and Subsidiaries
Years Ended December 31, 2003, 2002 and 2001

                 Safeco Life Insurance Company and Subsidiaries

                        Consolidated Financial Statements

                  Years Ended December 31, 2003, 2002 and 2001

                                    CONTENTS

Report of Independent Auditors                                          1

Consolidated Financial Statements

Consolidated Balance Sheets                                             2
Consolidated Statements of Income                                       4
Consolidated Statements of Changes in Shareholder's Equity              5
Consolidated Statements of Comprehensive Income                         6
Consolidated Statements of Cash Flows                                   7
Notes to Consolidated Financial Statements                              9

                         Report of Independent Auditors

Board of Directors
Safeco Life Insurance Company

We have audited the accompanying consolidated balance sheets of Safeco Life Insurance Company and subsidiaries (a wholly-owned subsidiary of Safeco Corporation) as of December 31, 2003 and 2002, and the related statements of consolidated income, changes in shareholder's equity, comprehensive income, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Safeco Life Insurance Company and subsidiaries at December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002 and 2001 and also changed its method of accounting for derivative investments in 2001.

January 26, 2004, except for
  Note 16, as to which the                       /s/ Ernst & Young LLP
  date is March 15, 2004

                 Safeco Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets
                      (In thousands, except share amounts)

                                                                       DECEMBER 31
                                                                 2003              2002
                                                            ---------------------------------
ASSETS
Investments:
   Available-for-sale securities:
     Fixed maturities, at fair value
       (cost or amortized cost: $16,670,451; $15,515,292)   $    18,003,603   $    16,634,857
     Marketable equity securities, at fair value
       (cost: $78,311; $78,454)                                      89,835            82,767
   Mortgage loans:
     Nonaffiliates                                                  926,286           913,413
     Affiliates                                                      33,518            35,187
   Policy loans                                                      85,590            88,057
   Short-term investments                                           107,936           150,878
   Other invested assets                                             20,957            30,037
                                                            ---------------------------------
Total investments                                                19,267,725        17,935,196

Cash and cash equivalents                                            11,044            42,916
Accrued investment income                                           230,814           228,008
Other notes and accounts receivable                                 111,242            92,788
Current income taxes recoverable                                          -               839
Reinsurance recoverables                                            179,754           158,977
Deferred policy acquisition costs                                   282,291           293,418
Intangibles and goodwill                                            150,864           159,057
Other assets                                                            808             1,008
Securities lending collateral                                     1,037,516         1,555,774
Separate account assets                                           1,137,439           899,204

                                                            ---------------------------------
Total assets                                                $    22,409,497   $    21,367,185
                                                            =================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets
                      (In thousands, except share amounts)

                                                                     DECEMBER 31
                                                               2003              2002
                                                          ---------------------------------
LIABILITIES AND SHAREHOLDER'S EQUITY
Funds held under deposit contracts                        $    16,582,390   $    15,655,404
Future policy benefits                                            331,855           339,907
Policy and contract claims                                        139,113           170,032
Unearned premiums                                                   9,838             9,551
Other policyholders' funds                                         46,555            55,312
Other liabilities                                                 226,372           155,616
Current income taxes payable                                       27,262                 -
Deferred income tax liability                                     380,171           303,837
Securities lending payable                                      1,037,516         1,555,774
Separate account liabilities                                    1,137,439           899,204
                                                          ---------------------------------
Total liabilities                                              19,918,511        19,144,637

Commitments and contingencies                                           -                 -

Common stock, $250 par value;
  20,000 shares authorized, issued and outstanding                  5,000             5,000
Additional paid-in capital                                        363,391           357,017
Retained earnings                                               1,293,450         1,155,747
Accumulated other comprehensive income, net of taxes:
  Unrealized gains and losses on available-for-sale
    securities and derivative financial instruments               886,353           740,141
  Deferred policy acquisition costs valuation
    allowance                                                     (57,208)          (35,357)
                                                          ---------------------------------
Total accumulated other comprehensive income                      829,145           704,784
Total shareholder's equity                                      2,490,986         2,222,548
                                                          ---------------------------------
Total liabilities and shareholder's equity                $    22,409,497   $    21,367,185
                                                          =================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

                        Consolidated Statements of Income
                                 (In thousands)

                                                                               YEAR ENDED DECEMBER 31
                                                                     2003               2002              2001
                                                                -----------------------------------------------------
Revenues:
  Premiums                                                      $       680,518    $       599,568    $       461,465
  Net investment income                                               1,210,194          1,204,915          1,177,310
  Other revenues                                                         39,444             39,416             40,732
  Net realized investment losses                                        (26,501)          (140,563)           (22,546)
                                                                -----------------------------------------------------
Total                                                                 1,903,655          1,703,336          1,656,961
                                                                -----------------------------------------------------

Benefits and expenses:
  Policy benefits                                                     1,355,768          1,322,329          1,234,899
  Other underwriting and operating expenses                             299,114            244,107            216,776
  Amortization of deferred policy acquisition costs                      51,327             40,800             32,321
  Intangibles and goodwill amortization                                   8,331              8,761             12,765
  Goodwill write-off                                                          -                  -             31,645
                                                                -----------------------------------------------------
Total                                                                 1,714,540          1,615,997          1,528,406
                                                                -----------------------------------------------------

Income before income taxes and change in accounting principle           189,115             87,339            128,555

Provision (benefit) for income taxes:
  Current                                                                42,091             58,730             75,235
  Deferred                                                                9,321            (30,220)           (25,943)
                                                                -----------------------------------------------------
Total                                                                    51,412             28,510             49,292
                                                                -----------------------------------------------------

Income before cumulative effect of change in accounting
  principle                                                             137,703             58,829             79,263
Cumulative effect of change in accounting principle, net of
  taxes                                                                       -                  -             (1,669)
                                                                -----------------------------------------------------
Net income                                                      $       137,703    $        58,829    $        77,594
                                                                =====================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

           Consolidated Statements of Changes in Shareholder's Equity
                                 (In thousands)

                                                                               YEAR ENDED DECEMBER 31
                                                                     2003               2002              2001
                                                                -----------------------------------------------------
Common stock                                                    $         5,000    $         5,000    $         5,000
                                                                -----------------------------------------------------

Additional paid-in capital:
  Balance at beginning of year                                          357,017            257,017            257,017
  Capital contribution from Parent                                        4,537            100,000                  -
  Stock option expense allocation from Parent                             1,837                  -                  -
                                                                -----------------------------------------------------
  Balance at end of year                                                363,391            357,017            257,017
                                                                -----------------------------------------------------

Retained earnings:
  Balance at beginning of year                                        1,155,747          1,146,918          1,181,324
  Net income                                                            137,703             58,829             77,594
  Dividends to Parent                                                         -            (50,000)          (112,000)
                                                                -----------------------------------------------------
  Balance at end of year                                              1,293,450          1,155,747          1,146,918
                                                                -----------------------------------------------------

Accumulated other comprehensive income, net of taxes:
   Balance at beginning of year                                         704,784            282,129             68,225
   Other comprehensive income                                           124,361            422,655            213,904
                                                                -----------------------------------------------------
   Balance at end of year                                               829,145            704,784            282,129
                                                                -----------------------------------------------------
Shareholder's equity                                            $     2,490,986    $     2,222,548    $     1,691,064
                                                                =====================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

                 Consolidated Statements of Comprehensive Income
                                 (In thousands)

                                                                               YEAR ENDED DECEMBER 31
                                                                     2003               2002              2001
                                                                -----------------------------------------------------
Net income                                                      $       137,703    $        58,829    $        77,594
                                                                -----------------------------------------------------

Other comprehensive income, net of taxes:
  Change in unrealized gains and losses on
    available-for-sale securities (net of tax: $70,220;
    $197,575; $99,184)                                                  130,409            366,924            184,201
  Reclassification adjustment for net realized investment
    losses included in net income (net of tax: $9,275;
    $49,514; $8,006)                                                     17,224             91,955             14,867
  Derivatives qualifying as cash flow hedges--net change in
    fair value (net of tax: $(765); $(3,721); $11,056)                   (1,421)            (6,910)            20,532
  Adjustment for deferred policy acquisition costs valuation
    allowance (net of tax: $(11,766); $(15,784); $(3,067))              (21,851)           (29,314)            (5,696)
                                                                -----------------------------------------------------
Other comprehensive income                                              124,361            422,655            213,904
                                                                -----------------------------------------------------
Comprehensive income                                            $       262,064    $       481,484    $       291,498
                                                                =====================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows
                                 (In thousands)

                                                                              YEAR ENDED DECEMBER 31
                                                                     2003               2002              2001
                                                                -----------------------------------------------------
OPERATING ACTIVITIES
Insurance premiums received                                     $       592,664    $       487,285    $       383,937
Dividends and interest received                                       1,144,776          1,114,854          1,062,263
Other operating receipts                                                 39,497             41,536             38,213
Insurance claims and policy benefits paid                              (525,843)          (467,497)          (499,637)
Underwriting, acquisition and insurance operating costs paid           (356,075)          (293,305)          (278,465)
Income taxes paid                                                       (10,641)           (75,968)          (107,847)
                                                                -----------------------------------------------------
Net cash provided by operating activities                               884,378            806,905            598,464
                                                                -----------------------------------------------------

INVESTING ACTIVITIES
Purchases of:
  Fixed maturities available-for-sale                                (4,448,014)        (3,618,859)        (2,864,673)
  Equity securities available-for-sale                                   (8,915)            (3,209)            (5,910)
  Other invested assets                                                  (8,445)            (8,115)           (76,557)
Issuance of nonaffiliated mortgage loans                               (117,810)           (95,586)          (161,867)
Issuance of policy loans                                                (22,229)           (24,603)           (26,809)
Maturities and calls of fixed maturities available-for-sale           2,110,009          1,516,382          1,208,808
Sales of:
  Fixed maturities available-for-sale                                 1,285,983            921,571          1,673,066
  Equity securities available-for-sale                                    8,715              4,107              6,442
  Other invested assets                                                  10,140             16,166             69,019
Repayment of nonaffiliated mortgage loans                               111,456             86,838             59,312
Repayment of policy loans                                                23,327             26,584             26,125
Repayment of affiliated mortgage loans                                    1,669              1,515              1,376
Net decrease (increase) in short-term investments                        42,942             98,195           (111,326)
Cash received in connection with acquisition of group
  medical and life business                                                   -             62,488                  -
Other, net                                                                   19                 45                (74)
                                                                -----------------------------------------------------
Net cash used in investing activities                                (1,011,153)        (1,016,481)          (203,068)
                                                                -----------------------------------------------------

FINANCING ACTIVITIES
Funds received under deposit contracts                                1,219,314          1,352,657          1,051,117
Return of funds held under deposit contracts                         (1,124,411)        (1,116,377)        (1,301,139)
Dividends to parent                                                           -            (50,000)          (112,000)
                                                                -----------------------------------------------------
Net cash provided by (used in) financing activities                      94,903            186,280           (362,022)
                                                                -----------------------------------------------------
Net increase (decrease) in cash                                         (31,872)           (23,296)            33,374

Cash and cash equivalents at beginning of year                           42,916             66,212             32,838
                                                                -----------------------------------------------------
Cash and cash equivalents at end of year                        $        11,044    $        42,916    $        66,212
                                                                =====================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows
    Reconciliation of Net Income to Net Cash Provided by Operating Activities
                                 (In thousands)

                                                                               YEAR ENDED DECEMBER 31
                                                                     2003               2002              2001
                                                                -----------------------------------------------------
Net income                                                      $       137,703    $        58,829    $        77,594
                                                                -----------------------------------------------------

Adjustments to reconcile net income to net cash provided by
  operating activities:
    Goodwill write-off                                                        -                  -             31,645
    Cumulative effect of change in accounting principle, net
      of taxes                                                                -                  -              1,669
    Net realized investment losses                                       26,501            140,563             22,546
    Accretion of fixed maturity investments                             (21,643)           (55,724)           (50,164)
    Accrued interest on accrual bonds                                   (45,937)           (43,236)           (42,832)
    Amortization and depreciation                                        14,850              9,434             13,812
    Deferred income tax provision (benefit)                               9,321            (30,220)           (25,943)
    Interest expense on deposit contracts                               905,785            829,911            732,015
    Mortality and expense charges and administrative fees               (84,238)           (80,656)           (78,739)
    Other, net                                                           (1,417)            13,159             (5,466)
  Changes in:
    Accrued investment income                                            (2,806)            (7,666)             4,255
    Deferred policy acquisition costs                                   (22,490)           (34,363)           (19,605)
    Other receivables                                                   (34,730)            (3,949)            19,769
    Policy and contract claims                                          (30,919)             3,497             (9,384)
    Future policy benefits                                               (8,052)            10,087            (14,974)
    Unearned premiums                                                       287               (649)              (347)
    Accrued income taxes                                                 28,101            (17,237)           (32,613)
    Other assets and liabilities                                         14,062             15,125            (24,774)
                                                                -----------------------------------------------------
Total adjustments                                                       746,675            748,076            520,870
                                                                -----------------------------------------------------
Net cash provided by operating activities                       $       884,378    $       806,905    $       598,464
                                                                =====================================================

There were no significant noncash financing or investing activities for the years ended December 31, 2003, 2002 or 2001, with the exception of the $4,537 and $100,000 capital contributions from the Parent disclosed in Note 14.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Safeco Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)

                                December 31, 2003

1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Safeco Life Insurance Company is a stock life insurance company organized under the laws of the state of Washington. We offer individual and group insurance products, pension products, and annuity products marketed through professional agents in all states and the District of Columbia. Our principal products measured by 2003 premiums and deposit volume include: fixed deferred annuities, stop-loss medical insurance, variable annuities, single premium immediate annuities, and individual life insurance. We have three wholly-owned subsidiaries: Safeco National Life Insurance Company, First Safeco National Life Insurance Company of New York, and American States Life Insurance Company. We are a wholly-owned subsidiary of Safeco Corporation (Safeco), which is a Washington State corporation. Safeco's subsidiaries are engaged in two principal businesses: (1) property and casualty insurance, including surety; and (2) life insurance and asset management.

Throughout our Consolidated Financial Statements, Safeco Life Insurance Company and its three subsidiaries are referred to as "the Company," "we," and "our."

On September 29, 2003, Safeco announced its intent to sell the Company and its three subsidiaries. In the fourth quarter of 2003, the Company accrued $8,720 for employee retention bonuses associated with this planned sale, which is included in other underwriting and operating expenses in the Consolidated Statements of Income. See Subsequent Event Note 16.

BASIS OF CONSOLIDATION AND REPORTING AND USE OF ESTIMATES

We prepared the Consolidated Financial Statements in conformity with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that may affect the amounts reported in these Consolidated Financial Statements and accompanying notes. Actual results could differ from those estimates.

The Consolidated Financial Statements include the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in the Consolidated Financial Statements.

We have made certain reclassifications to the prior year amounts to conform to the current year presentation.

REVENUE RECOGNITION

We report life insurance premiums for traditional individual life policies as income when due from the policyholder. These policies, which include guaranteed renewable term and whole life policies, are long-duration contracts.

We report premiums from group life and health policies as income when earned, over the life of the policy. We report the portion of premiums unearned as a liability for unearned premiums on the Consolidated Balance Sheets.

We report premiums from universal life and investment-type contracts as deposits to policyholders' account balances and reflect these amounts as liabilities rather than as premium income when received. Funds received under these contracts were $1,219,314, $1,352,657 and $1,051,117 in 2003, 2002 and 2001.
Revenues from these contracts consist of investment income on these funds and amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. We include these amounts in premium and other revenue in the Consolidated Statements of Income.

INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards
(SFAS) 115, "Accounting for Certain Investments in Debt and Equity Securities," we classify our investments into one of three categories: held-to-maturity, available-for-sale or trading. We determine the appropriate classification of both fixed maturities and equity securities at the time of purchase and re-evaluate such designation as of each balance sheet date. Fixed maturities include bonds, mortgage-backed securities and redeemable preferred stocks. We classify all fixed maturities as available-for-sale and carry them at fair value. We report net unrealized investment gains and losses related to available-for-sale securities in accumulated other comprehensive income (OCI) in Shareholder's Equity, net of related deferred policy acquisition costs and deferred income taxes.

For mortgage-backed securities we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, we compare actual prepayments to anticipated prepayments and recalculate the effective yield to reflect actual payments-to-date plus anticipated future payments. We include any resulting adjustment in net investment income.

Marketable equity securities include common stocks and nonredeemable preferred stocks. We classify marketable equity securities as available-for-sale and carry them at fair value, with changes in net unrealized investment gains and losses recorded directly to OCI in Shareholder's Equity, net of related deferred policy acquisition costs and deferred income taxes.

When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. We then place the securities on nonaccrual status and they are not restored to accrual status until all delinquent interest and principal are paid.

We regularly review the value of our investments. If the value of any of our investments falls below our cost basis in the investment, we analyze the decrease to determine whether it is an other-than-temporary decline in value. To make this determination for each security, we consider:

   -  How long and by how much the fair value has been below its cost

   - The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential

   - Our intent and ability to keep the security long enough for it to recover its value

   -  Any downgrades of the security by a rating agency

   - Any reduction or elimination of dividends, or nonpayment of scheduled interest payments

Based on our analysis, we make a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, we record an impairment charge within Net Realized Investment Losses in our Consolidated Statements of Income in the period that we make the determination.

We use public market pricing information to determine the fair value of our investments when such information is available. When such information is not available for investments, as in the case of securities that are not publicly traded, we use other valuation techniques. Such techniques include using independent pricing sources, evaluating discounted cash flows, identifying comparable securities with quoted market prices and using internally prepared valuations based on certain modeling and pricing methods. Our investment portfolio at

December 31, 2003 included $232,190 of fixed maturities that were not publicly traded, and values for these securities were determined using these other valuation techniques. We owned no equity securities that were not publicly traded.

The cost of securities sold is determined by the "identified cost" method.

We carry mortgage loans at outstanding principal balances, less an allowance for mortgage loan losses. We consider a mortgage loan impaired when it is probable that we will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that we determine to be impaired, we charge the difference between the amortized cost and fair market value of the underlying collateral to the reserve. We accrue interest income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured terms. Interest income on nonperforming loans is generally recognized on a cash basis.

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased. We carry cash and cash equivalents and short-term investments at cost, which approximates fair value.

We engage in securities lending whereby we loan certain securities from our portfolio to other institutions for short periods of time. We require initial collateral at 102% of the market value of a loaned security. The borrower deposits the collateral with a lending agent. The lending agent invests the collateral to generate additional income according to our guidelines. The market value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the market value of the loaned securities fluctuates to maintain a collateral value of 102%. We maintain full ownership rights to the securities loaned and accordingly the loaned securities are classified as investments. We report the securities lending collateral and the corresponding securities lending payable on the Consolidated Balance Sheets as assets and liabilities.

DERIVATIVE FINANCIAL INSTRUMENTS

Other invested assets on our Consolidated Balance Sheets are comprised primarily of derivative financial instruments. The Financial Accounting Standards Board
(FASB) issued SFAS 133,

"Accounting for Derivative Instruments and Hedging Activities" in June 1998. SFAS 133 amends or supersedes several previous FASB statements relating to derivatives and requires us to recognize all derivatives as either assets or liabilities in the Consolidated Balance Sheets at fair value. In June 2000, the FASB issued SFAS 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities," an amendment of SFAS 133 which addressed a limited number of implementation issues arising from the original statement (collectively SFAS
133). We adopted SFAS 133, as amended, effective January 1, 2001 and recorded a loss of $1,669 after tax, which is reported as a Cumulative Effect of Change in Accounting Principle in the Consolidated Statements of Income. In addition, we recorded a loss of $685 ($445 after tax) in OCI, as a result of the adoption of SFAS 133.

Our financial statement recognition of the change in fair value of a derivative depends on the intended use of the derivative and the extent to which it is effective as part of a hedging transaction. Derivatives that are highly effective and designated as either fair value or cash flow hedges receive hedge accounting treatment under SFAS 133.

Derivatives that hedge the change in fair value of recognized assets or liabilities are designated as fair value hedges. For derivatives designated as fair value hedges, we recognize the changes in the fair value of both the derivative and the hedged items in net realized investment losses in the Consolidated Statements of Income.

Derivatives that hedge variable rate assets or liabilities or forecasted transactions are designated as cash flow hedges. For derivatives designated as cash flow hedges, we recognize the changes in fair value of the derivative as a component of OCI, net of deferred income taxes, until the hedged transaction affects current earnings. At the time current earnings are affected by the variability of cash flows, the related portion of deferred gains or losses on cash flow hedge derivatives are reclassified from OCI and recorded in the Consolidated Statements of Income.

When the changes in fair value of such derivatives do not perfectly offset the changes in fair value of the hedged transaction, we recognize the ineffective portion in the Consolidated Statements of Income. For derivatives that do not qualify for hedge accounting treatment under SFAS 133, we record the changes in fair value of these derivatives in net realized investment losses in the Consolidated Statements of Income.

We formally document all relationships between the hedging instruments and hedged items, as well as risk-management objectives and strategies for undertaking various hedge transactions. We link all hedges that are designated as fair value hedges to specific assets or liabilities on the

Consolidated Balance Sheets. We link all hedges that are designated as cash flow hedges to specific variable rate assets or liabilities or to forecasted transactions. We also assess, both at the inception of the hedge and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting the changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, we discontinue hedge accounting on a prospective basis.

REINSURANCE

We utilize reinsurance agreements to manage our exposure to potential losses. We reinsure all or a portion of our risk to reinsurers for certain types of directly written business. In addition, we reinsure through pools to cover catastrophic losses. Reinsurance does not affect our liability to our policyholders. We remain primarily liable to policyholders for the risks we insure. Accordingly, our policy and contract claims liabilities and future policy benefit reserves are reported gross of any related reinsurance recoverables. We report premiums, benefits and settlement expenses net of reinsurance ceded on the Consolidated Statements of Income. We account for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. We remain liable to our policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

DEFERRED POLICY ACQUISITION COSTS

We defer as assets certain costs, principally commissions and other underwriting costs that vary with and are primarily related to the production of business. We amortize acquisition costs for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the present value of estimated future gross profits of each of these product lines. In this estimation process, we make assumptions as to surrender rates, mortality experience and investment performance. Actual profits can vary from our estimates and can thereby result in increases or decreases to deferred policy acquisition cost (DAC) amortization rates. We regularly evaluate our assumptions and, when necessary, revise the estimated gross profits of these contracts resulting in adjustments to DAC amortization that are recorded in earnings when such estimates are revised. We adjust the unamortized balance of DAC for the impact on estimated future gross profits as if net unrealized investment gains and losses on securities had been realized as of the balance sheet date. We include the impact of this adjustment, net of tax, in OCI in Shareholder's Equity.

We amortize acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. We amortize acquisition costs for group life and medical policies over a one-year period.

We conduct regular DAC recoverability analyses for deferred annuity contract, universal life contract and traditional life contract DAC balances. We do a separate recoverability analysis for the DAC balances in each of our business segments. We compare the current DAC balance with the estimated present value of future profitability of the underlying business. The DAC balances are considered recoverable if the present value of future profits is greater than the current DAC balance. All of our DAC balances are recoverable.

INTANGIBLES AND GOODWILL

Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets, separate from other identifiable intangibles. Other identifiable intangibles for businesses acquired consist mainly of the value of existing blocks of business. Effective with our January 1, 2002 adoption of SFAS 141, "Business Combinations" and SFAS 142, "Goodwill and Other Intangible Assets," we no longer amortize goodwill, but we review it annually for impairment, or more frequently if impairment indicators arise. We amortize other purchased intangible assets over their estimated useful lives.

Effective March 31, 2001, we elected to change our accounting policy for assessing goodwill from one based on undiscounted cash flows to one based on a market-value method. We determined the market-value method to be a more appropriate way to assess the current value of goodwill. As a result, we recorded a goodwill write-off of $31,645 ($24,885 after tax) in the first quarter of 2001.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported on the accompanying Consolidated Balance Sheets consisting principally of variable annuities represent funds that we administer and invest to meet specific investment objectives of the contractholders. The assets of each separate account are legally segregated and are not subject to claims that arise out of our other business activities. We report separate account assets at fair value. Net investment income and net realized and unrealized investment gains and losses generally accrue directly to such contractholders who bear the investment risk, subject in some cases to minimum guaranteed rates. Accordingly, we do not include these investment results in our revenues. Fees charged to contractholders include mortality, policy administration and surrender charges, and are included in premiums and other revenues.

FUNDS HELD UNDER DEPOSIT CONTRACTS

Liabilities for fixed deferred annuity contracts and guaranteed investment contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for universal life insurance policies are equal to the accumulated account value plus a mortality reserve as of the valuation date. For structured settlement annuities, future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Liabilities for fully guaranteed benefits are based on discounted amounts of estimated future benefits. Contingent future benefits are discounted with best-estimate mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserve for a structured settlement policy is set at issue. The pattern varies over time starting with interest rates that prevailed at issue and grading to a future level. On average, the current reserve has near term benefits discounted at 7.89% and long-term benefits discounted at 7.15%.

FUTURE POLICY BENEFITS

We compute liabilities for future policy benefits under traditional individual life and group life insurance policies on the level premium method, which uses a level premium assumption to fund reserves. We select the level premiums so that the actuarial present value of future benefits equals the actuarial present values of future premiums. We set the interest, mortality and persistency assumptions in the year of issue. These liabilities are contingent upon the death of the insured while the policy is in force. We derive mortality assumptions from both company-specific and industry statistics. We discount future benefits at interest rates that vary by year of policy issue and average 4.55%.

POLICY AND CONTRACT CLAIMS

Liabilities for policy and contract claims primarily represent liabilities for claims under group medical coverages and are established on the basis of reported losses ("case basis" method). We also provide for claims incurred but not reported (IBNR), based on historical experience. We continually review estimates for reported but unpaid claims and IBNR. Any necessary adjustments are reflected in current operating results.

INCOME TAXES

We are included in a consolidated federal income tax return filed by Safeco. Tax payments (credits) are made to or received from Safeco on a separate tax return filing basis. Income taxes have been provided using the liability method in accordance with SFAS 109, "Accounting for Income Taxes." The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. Deferred income taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred income tax asset to the amount expected to be recoverable. Although realization of deferred income tax assets is not assured, we believe it is more likely than not that the deferred income tax assets will be realized through future earnings, including, but not limited to, the generation of future operating income, reversal of existing temporary differences and available tax planning strategies. Accordingly, we have not recorded a valuation allowance.

NEW ACCOUNTING STANDARDS

New accounting pronouncements that we have recently adopted, or will adopt in the near future, are as follows:

SFAS 141, "BUSINESS COMBINATIONS"
The FASB issued SFAS 141 in July 2001. This statement changed the approach companies use to account for a business combination by eliminating the pooling-of-interests method of accounting for business combinations and further clarifies the criteria for recognizing intangible assets separately from goodwill. We adopted this statement effective July 1, 2001, with no impact on our Consolidated Financial Statements.

SFAS 142, "GOODWILL AND OTHER INTANGIBLE ASSETS"
The FASB issued SFAS 142 in July 2001. Under SFAS 142, we no longer amortize goodwill and indefinite-lived intangible assets, but we review them annually (or more frequently if impairment indicators arise) for impairment. Separable intangible assets will continue to be amortized over their useful lives unless we deem them to have an indefinite life. The amortization provisions of SFAS 142 apply to goodwill and intangible assets acquired after June 30, 2001. We adopted SFAS 142 effective January 1, 2002, with no material impact on our Consolidated Financial Statements.

SFAS 144, "ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS"
The FASB issued SFAS 144 in October 2001. These rules supersede SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," and provide a single accounting model for long-lived assets to be disposed of. SFAS 144 also outlines criteria to determine held-for-sale status of long-lived assets to be disposed of. We adopted SFAS 144 effective January 1, 2002, with no impact on our Consolidated Financial Statements.

SFAS 146, "ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES"
The FASB issued SFAS 146 in June 2002. The standard requires companies to recognize costs associated with exit and disposal activities when they are incurred rather than the date of a commitment to an exit or disposal plan. It also expands disclosure requirements to include costs by reportable segment. The standard is effective for exit or disposal activities that were initiated after December 31, 2002. We adopted SFAS 146 with no impact on our Consolidated Financial Statements

SFAS 149, "AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES"
The FASB issued SFAS 149 in April 2003. This statement amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments imbedded in other contracts, and for hedging activities under SFAS 133. We adopted SFAS 149 with no impact on our Consolidated Financial Statements.

FIN 45, "GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS"
FASB Interpretation Number (FIN) 45 was issued in November 2002. FIN 45 elaborates on the disclosures required to be made by a guarantor in its financial statements and clarifies that a guarantor is required to recognize, at the inception of certain guarantees, a liability for the fair value of the obligation undertaken in issuing the guarantee. The recognition provisions are effective prospectively for guarantees issued or modified after December 15, 2002. The disclosure requirements are effective for periods ending after December 15, 2002. We do not have any guarantees subject to the recognition provisions of FIN 45. In accordance with the disclosure provisions under FIN 45, the following guarantees were in effect at December 31, 2003:

     In June 2000, we issued a guarantee to General America Corporation (GAC), an affiliate. Under the guarantee, we guarantee repayment of a loan made by GAC to Investar Holdings (Investar), an insurance agency. The loan was made in June 2000 and matures in June 2017. The principal balance of the loan was $15.9 million at December 31, 2003.

FIN 46R, "CONSOLIDATION OF VARIABLE INTEREST ENTITIES"
The FASB issued FIN 46R in December 2003. FIN 46R changes the method of determining whether certain entities should be consolidated in our Consolidated Financial Statements. Except for entities considered to be special purpose entities, FIN 46R is effective in the first period ending after March 15, 2004. We adopted FIN46R effective December 31, 2003. An entity is subject to FIN 46R and is called a Variable Interest Entity (VIE) if it has:

     - Equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties

     - Equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity.

All other entities are evaluated for consolidation under existing guidance. FIN 46R requires VIEs to be consolidated by their primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

We have identified certain interests in VIEs as defined by FIN 46R. Based on our analysis of these interests, we do not meet the FIN 46R definition of "primary beneficiary" of any of these entities and therefore have not consolidated these entities. Even though consolidation is not required, FIN 46R requires disclosure of the nature of any significant interests in a VIE, a description of the VIE's activities and the maximum exposure to potential losses due to our involvement.

     In June 2000, GAC extended a loan to Investar that we guaranteed. Safeco's analysis of Investar determined Investar's equity at risk was not sufficient to finance its activities and is therefore considered a VIE under FIN 46R. The loan is secured by the assets of Investar and personally guaranteed by its equity holders. Based on Safeco's analysis of Investar's expected losses and expected residual returns, neither GAC nor the Company is the primary beneficiary. The potential exposure to losses is limited to the senior debt holding, which was $15.9 million as of December 31, 2003, excluding the value of rights to the assets of the agency and personal guarantees provided by the equity holders.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS (AICPA) STATEMENT OF POSITION
(SOP) 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"
The provisions of SOP 03-1 are effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance in three areas: separate account presentation and valuation; the accounting recognition given sales inducements; and the classification and valuation of long-duration contract liabilities. We do not anticipate a material impact to our Consolidated Financial Statements upon adoption.

EMERGING ISSUES TASK FORCE (EITF) 03-1, "THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS"
The provisions of EITF 03-1 are effective for fiscal years ending after December 15, 2003. EITF 03-1 provides disclosure requirements for investments in debt and marketable equity securities that are accounted for under SFAS 115. We have included the required disclosures within this report.

2. INVESTMENTS

The following tables summarize our fixed maturities and marketable equity securities:

                                                                     DECEMBER 31, 2003
                                     ------------------------------------------------------------------------------
                                        COST OR          GROSS           GROSS             NET
                                       AMORTIZED       UNREALIZED      UNREALIZED       UNREALIZED        FAIR
                                         COST            GAINS           LOSSES           GAINS           VALUE
                                     ------------------------------------------------------------------------------
Fixed maturities:
  U.S. Government and agencies       $     392,684   $      76,299   $        (638)   $      75,661   $     468,345
  State and political subdivisions         585,405          63,595          (3,569)          60,026         645,431
  Foreign governments                      236,843          75,344               -           75,344         312,187
  Corporate securities                  11,253,780       1,034,404         (64,418)         969,986      12,223,766
  Mortgage-backed securities             4,201,739         189,290         (37,155)         152,135       4,353,874
                                     ------------------------------------------------------------------------------
Total fixed maturities                  16,670,451       1,438,932        (105,780)       1,333,152      18,003,603
Marketable equity securities                78,311          12,591          (1,067)          11,524          89,835
                                     ------------------------------------------------------------------------------
Total                                $  16,748,762   $   1,451,523   $    (106,847)   $   1,344,676   $  18,093,438
                                     ==============================================================================

                                                                     DECEMBER 31, 2002
                                     ------------------------------------------------------------------------------
                                        COST OR          GROSS           GROSS             NET
                                       AMORTIZED       UNREALIZED      UNREALIZED       UNREALIZED        FAIR
                                         COST            GAINS           LOSSES           GAINS           VALUE
                                     ------------------------------------------------------------------------------
Fixed maturities:
  U.S. Government and agencies       $     854,273   $     201,128   $      (2,861)   $     198,267   $   1,052,540
  State and political subdivisions         369,265          67,710          (2,177)          65,533         434,798
  Foreign governments                      240,927          79,962               -           79,962         320,889
  Corporate securities                  10,056,963         757,610        (249,066)         508,544      10,565,507
  Mortgage-backed securities             3,993,864         288,041         (20,782)         267,259       4,261,123
                                     ------------------------------------------------------------------------------
Total fixed maturities                  15,515,292       1,394,451        (274,886)       1,119,565      16,634,857
Marketable equity securities                78,454           6,922          (2,609)           4,313          82,767
                                     ------------------------------------------------------------------------------
Total                                $  15,593,746   $   1,401,373   $    (277,495)   $   1,123,878   $  16,717,624
                                     ==============================================================================

The following table shows our investments' gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2003.

                                          LESS THAN 12 MONTHS             12 MONTHS OR MORE                    TOTAL
                                      ---------------------------    ---------------------------    ---------------------------
                                                        GROSS                          GROSS                          GROSS
                                                      UNREALIZED                     UNREALIZED                     UNREALIZED
                                       FAIR VALUE       LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                                      ---------------------------    ---------------------------    ---------------------------
Fixed maturities:
  U.S. Government and agencies        $     29,890   $       (343)   $      4,528   $       (295)   $     34,418   $       (638)
  State and political subdivisions         102,690         (3,569)              -              -         102,690         (3,569)
  Foreign governments                            -              -               -              -               -              -
  Corporate securities                   1,306,309        (56,243)         91,254         (8,175)      1,397,563        (64,418)
  Mortgage-backed securities             1,177,166        (36,524)         43,917           (631)      1,221,083        (37,155)
                                      ---------------------------    ---------------------------    ---------------------------
Total fixed maturities                   2,616,055        (96,679)        139,699         (9,101)      2,755,754       (105,780)
Marketable equity securities                 6,964         (1,067)              -              -           6,964         (1,067)
                                      ---------------------------    ---------------------------    ---------------------------
Total                                 $  2,623,019   $    (97,746)   $    139,699   $     (9,101)   $  2,762,718   $   (106,847)
                                      ===========================    ===========================    ===========================

We reviewed all our investments with unrealized losses at the end of 2003 in accordance with our impairment policy described in Note 1. After considering the number of investment positions that were in unrealized loss positions and other evidence such as volatility of the security's market price, our evaluation determined that these declines in fair value were temporary.

At December 31, 2003 and 2002, we held below investment grade fixed maturities of $1,319 million and $1,325 million at amortized cost. The respective fair values of these investments were approximately $1,440 million and $1,229 million. These holdings amounted to 8.0% and 7.4% of our investments in fixed maturities at fair value at December 31, 2003 and 2002.

The following table summarizes the cost or amortized cost and fair value of fixed maturities at December 31, 2003, by contractual years-to-maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                               COST OR
                                             AMORTIZED          FAIR
                                                COST            VALUE
                                           -------------------------------
     One year or less                      $      607,254   $      624,651
     Over one year through five years           2,938,139        3,134,775
     Over five years through ten years          2,712,353        2,859,874
     Over ten years                             6,210,966        7,030,429
     Mortgage-backed securities                 4,201,739        4,353,874
                                           -------------------------------
     Total fixed maturities                $   16,670,451   $   18,003,603
                                           ===============================

The carrying value of securities on deposit with state regulatory authorities was $10,966 and $10,190, at December 31, 2003 and 2002.

No industry represented more than 10% of the amortized cost of fixed maturities and equity securities at December 31, 2003.

The following table summarizes our consolidated net investment income:

                                                  YEAR ENDED DECEMBER 31
                                           2003            2002             2001
                                      -----------------------------------------------
     Interest:
       Fixed maturities               $   1,108,505    $   1,099,574    $   1,053,515
       Mortgage loans                        75,513           75,055           70,271
       Short-term investments                 4,408            8,561           28,422
     Dividends:
       Marketable equity securities           5,417            5,542            5,568
       Redeemable preferred stock             8,939           11,358           14,373
     Other                                   14,402           11,690           11,334
                                      -----------------------------------------------
     Total investment income              1,217,184        1,211,780        1,183,483
     Investment expenses                     (6,990)          (6,865)          (6,173)
                                      -----------------------------------------------
     Net investment income            $   1,210,194    $   1,204,915    $   1,177,310
                                      ===============================================

The carrying value of investments in fixed maturities that have not produced income for the last twelve months was $30,384 at December 31, 2003 and $38,897 at December 31, 2002. All of our mortgage loans produced income during 2003 and 2002.

The following table summarizes our consolidated net realized investment losses before income taxes:

                                                  YEAR ENDED DECEMBER 31
                                           2003            2002             2001
                                      -----------------------------------------------
     Fixed maturities                 $     (11,508)   $    (163,460)   $     (28,728)
     Marketable equity securities              (414)            (270)           1,000
     Other invested assets                  (12,068)          10,184            4,481
     Deferred policy acquisition
       costs adjustment                      (2,511)          12,983              701
                                      -----------------------------------------------
     Net realized investment losses
       before income taxes            $     (26,501)   $    (140,563)   $     (22,546)
                                      ===============================================

The following tables summarize the proceeds from sales of investment securities and related net realized investment gains (losses) before income taxes for 2003, 2002 and 2001.

                                                                      YEAR ENDED DECEMBER 31, 2003
                                                   -----------------------------------------------------------------
                                                        FIXED                             OTHER
                                                     MATURITIES       MARKETABLE        FINANCIAL
                                                   AVAILABLE-FOR-       EQUITY         INSTRUMENTS
                                                        SALE          SECURITIES        AND OTHER         TOTAL
                                                   -----------------------------------------------------------------
  Proceeds from sales                              $    1,285,983    $       8,715    $           -    $   1,294,698
                                                   =================================================================

  Gross realized investment gains                  $       88,560    $         615    $         877    $      90,052
  Gross realized investment losses                        (13,398)            (162)          (4,327)         (17,887)
                                                   -----------------------------------------------------------------
  Net realized investment gains (losses)                   75,162              453           (3,450)          72,165
  Impairments                                             (96,621)            (867)               -          (97,488)
  Other, including gains on calls and redemptions           9,951                -          (11,129)          (1,178)
                                                   -----------------------------------------------------------------
  Net realized investment losses                   $      (11,508)   $        (414)   $     (14,579)   $     (26,501)
                                                   =================================================================

                                                                      YEAR ENDED DECEMBER 31, 2002
                                                   -----------------------------------------------------------------
                                                        FIXED                             OTHER
                                                     MATURITIES       MARKETABLE        FINANCIAL
                                                   AVAILABLE-FOR-       EQUITY         INSTRUMENTS
                                                        SALE          SECURITIES        AND OTHER         TOTAL
                                                   -----------------------------------------------------------------
  Proceeds from sales                              $      921,571    $       4,107    $           -    $     925,678
                                                   =================================================================

  Gross realized investment gains                  $       80,779    $       1,204    $         437    $      82,420
  Gross realized investment losses                        (56,863)          (1,114)            (693)         (58,670)
                                                   -----------------------------------------------------------------
  Net realized investment gains (losses)                   23,916               90             (256)          23,750
  Impairments                                            (190,179)            (360)               -         (190,539)
  Other, including gains on calls and redemptions           2,803                -           23,423           26,226
                                                   -----------------------------------------------------------------
  Net realized investment gains (losses)           $     (163,460)   $        (270)   $      23,167    $    (140,563)
                                                   =================================================================

                                                                      YEAR ENDED DECEMBER 31, 2001
                                                   -----------------------------------------------------------------
                                                        FIXED                             OTHER
                                                     MATURITIES       MARKETABLE        FINANCIAL
                                                   AVAILABLE-FOR-       EQUITY         INSTRUMENTS
                                                        SALE          SECURITIES        AND OTHER         TOTAL
                                                   -----------------------------------------------------------------
  Proceeds from sales                              $    1,673,066    $       6,442    $           -    $   1,679,508
                                                   =================================================================

  Gross realized investment gains                  $       61,385    $       1,980    $           -    $      63,365
  Gross realized investment losses                        (28,155)            (980)              (5)         (29,140)
                                                   -----------------------------------------------------------------
  Net realized investment gains (losses)                   33,230            1,000               (5)          34,225
  Impairments                                             (65,716)               -                -          (65,716)
  Other, including gains on calls and redemptions           3,758                -            5,187            8,945
                                                   -----------------------------------------------------------------
  Net realized investment gains (losses)           $      (28,728)   $       1,000    $       5,182    $     (22,546)
                                                   =================================================================

The following table summarizes our allowance for mortgage loan losses:

                                                  YEAR ENDED DECEMBER 31
                                             2003          2002         2001
                                          -------------------------------------
     Allowance at beginning of year       $   10,554    $   10,554   $   10,779
     Loans charged off as uncollectible         (382)            -         (225)
                                          -------------------------------------
     Allowance at end of year             $   10,172    $   10,554   $   10,554
                                          =====================================

This allowance relates to mortgage loan investments of $969,976 and $959,154 at December 31, 2003 and 2002. All of our mortgage loan investments were in good standing at December 31, 2003. We owned one impaired loan with a statement value of $1,282 at December 31, 2002.

At December 31, 2003 and 2002, mortgage loans constituted approximately 4.3% and 4.4% of total assets and are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 23.9% of the total in California. Individual loans generally do not exceed $10 million.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Derivatives are instruments whose value are derived from an underlying instrument, indices or rates, have a notional amount and can be net settled. This may include derivatives that are "embedded" in derivative instruments or in certain existing assets or liabilities. We use derivative financial instruments, including interest rate swaps, options and financial futures, as a means of hedging exposure to equity price changes and/or interest rate risk on anticipated transactions or on existing assets and liabilities.

Interest rate risk is the risk of economic losses due to changes in the level of interest rates. We manage interest rate risk through active portfolio management and selective use of interest rate swaps as hedges to change the characteristics of certain assets and liabilities. With interest rate swap agreements, we exchange with a counterparty, at specified intervals, interest rate payments of differing character (for example, fixed-rate payments exchanged for variable-rate payments), based on an underlying principal balance (notional amount). No cash is exchanged at the outset of the contract and no principal payments are made by either party. The net interest accrued and the net interest payments made at each interest payment due date are recorded to interest income or expense, depending on the hedged item.

FAIR VALUE HEDGES

We use interest rate swaps to hedge the change in fair value of certain fixed-rate assets. At December 31, 2003 we had $317,080 of notional amounts outstanding relating to such hedges. As discussed in Note 1, these derivatives have been designated as fair value hedges and, because they have been determined to be highly effective, changes in their fair value and the related assets that they hedge are recognized on a net basis in net realized investment losses in the

Consolidated Statements of Income. There were no significant fair value hedges discontinued during 2003 or 2002.

Differences between the changes in fair value of these derivatives and the hedged item(s) represent hedged ineffectiveness. In 2003, no amounts were recognized in earnings due to hedge ineffectiveness. In 2002 and 2001, we recognized a loss of $1,173 and a gain of $1,300 in net realized investment gains (losses) due to hedge ineffectiveness.

CASH FLOW HEDGES

We also use interest rate swaps to hedge the variability of future cash flows arising from changes in interest rates associated with certain variable rate assets and forecasted transactions. At December 31, 2003, we had $414,370 of notional amounts outstanding relating to such hedges. As discussed in Note 1, these derivatives have been designated as cash flow hedges and, because they have been determined to be highly effective, we recognize the changes in fair value of the derivative as a component of OCI, net of deferred income taxes, until the hedged transaction affects current earnings. At the time current earnings are affected by the variability of cash flows due to interest rate changes, the related portion of deferred gains or losses on cash flow hedge derivatives are reclassified from OCI and recorded in the Consolidated Statements of Income. Amounts recorded in OCI related to derivatives qualifying as cash flow hedges resulted in a decrease in OCI of $1,421 and $6,909 after tax, for 2003 and 2002. The change in OCI for 2003 included an after tax decrease of $11,110 related to the changes in fair value of the derivatives and an after tax increase of $9,689 related to amounts reclassified into the Consolidated Statement of Income.

An estimated $4,680 of derivative instruments and hedging activity gains included in OCI will be reclassified into the Consolidated Statement of Income during 2004 to offset the estimated amount of earnings that will be affected by the variability of cash flows due to interest rate changes.

The interest rate swaps related to forecasted transactions that are considered probable of occurring are considered to be highly effective and qualify for hedge treatment under SFAS 133. SFAS 133 requires that amounts deferred in OCI be reclassified into earnings either when the forecasted transaction occurs, or when it is considered not probable of occurring--whichever happens sooner. In 2003 and 2002, $9,890 and $6,960 after tax was reclassified from OCI to net realized investment losses relating to forecasted transactions that were no longer probable of occurring. There were no such amounts reclassified in 2001.

At December 31, 2003, the maximum length of time over which we were hedging our exposure to future cash flows for forecasted transactions was approximately 30 months.

Differences between the changes in fair value of cash flow hedges and the hedged item(s) represent hedge ineffectiveness and are recognized in interest expense. In 2003, 2002 and 2001, no amounts were recognized in interest expense due to hedge ineffectiveness.

OTHER DERIVATIVES

In 1997, we introduced an equity indexed annuity (EIA) product that credits the policyholder based on a percentage of the gain in the S&P 500 Index. Sales of the EIA product were suspended in the fourth quarter of 1998. In connection with this product, we have a hedging program with the objective to hedge the exposure to changes in the S&P 500 Index. The program consists of buying and writing S&P 500 index options, buying Treasury interest rate futures and trading S&P 500 futures and swaps. As permitted under a grandfathering clause in SFAS 133, we elected not to apply the fair value adjustment requirement of this statement to the embedded derivatives contained in the liability related to EIA products sold prior to January 1, 1999. The change in fair value of the options, futures and swaps used to economically hedge the EIA liability is recognized as an adjustment to Policy Benefits in the Consolidated Statements of Income. We recognized pretax gains of $16,985 in 2003 and pretax losses of $11,884 and $20,872 for 2002 and 2001 on these options, futures and swaps.

Investments in mortgage-backed securities (see Note 2) principally include collateralized mortgage obligations, pass-through and commercial loan-backed mortgage obligations, which are technically defined as derivative instruments. However, they are exempt from derivative disclosure and accounting requirements under SFAS 133.

Counterparty credit risk is the risk that a counterparty to a derivative contract will be unable to perform its obligations. We manage counterparty credit risk on an individual counterparty basis and gains and losses are netted by counterparty. We mitigate counterparty credit risk through credit reviews, approval controls and by only entering into agreements with credit-worthy counterparties. We perform ongoing monitoring of counterparty credit exposure risk against credit limits. The contract or notional amounts of these instruments reflect the extent of involvement we have in a particular class of derivative financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, forward contracts and financial futures, credit risk is limited to the amount that it would cost us to replace the contract.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The aggregate fair value amounts disclosed here do not represent our underlying value and, accordingly, care should be exercised in drawing conclusions about our business or financial condition based on the fair value information disclosed below.

We determine fair value amounts for financial instruments using available third-party market information. When such information is not available, we determine the fair value amounts using appropriate valuation methodologies including discounted cash flows and market prices of comparable instruments. Significant judgment is required in developing certain of these estimates of fair value and the estimates may not represent amounts at December 31, 2003 that would be realized in a current market exchange.

Estimated fair values for fixed maturities and marketable equity securities, other than non-publicly traded fixed maturities, are based on quoted market prices or prices obtained from independent pricing services.

Our investment portfolio includes $232,190 of non-publicly traded fixed maturity securities, representing 1.2% of the portfolio at December 31, 2003. Our portfolio does not include any non-publicly traded equity securities.

We estimate the fair values for mortgage loans by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

For cash and cash equivalents, policy loans, short-term investments, accounts receivable and other liabilities, carrying value is a reasonable estimate of fair value.

We estimate the fair values of investment contracts (funds held under deposit contracts) with defined maturities by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturities, we estimate fair values to be the present surrender value.

Separate account assets and the related liabilities are reported at fair value using quoted market prices.

In accordance with SFAS 133, all derivatives are carried at fair value on the Consolidated Balance Sheets. The fair values of the derivative financial instruments generally represent the estimated amounts that we would expect to receive or pay upon termination of the contracts as of the reporting date. Quoted fair values are available for certain derivatives. For derivative instruments not actively traded, we estimate fair values using values obtained from independent pricing services, internal modeling or quoted market prices of comparable instruments.

Other insurance-related financial instruments are exempt from fair value disclosure requirements.

The following table summarizes the carrying or reported values and corresponding fair values of financial instruments:

                                                                                 DECEMBER 31
                                                                    2003                              2002
                                                       ----------------------------------------------------------------
                                                         CARRYING                          CARRYING
                                                           AMOUNT        FAIR VALUE          AMOUNT        FAIR VALUE
                                                       ----------------------------------------------------------------
     Financial assets:
       Fixed maturities                                $  18,003,603    $  18,003,603    $  16,634,857    $  16,634,857
       Marketable equity securities                           89,835           89,835           82,767           82,767
       Mortgage loans                                        959,804        1,016,000          948,600        1,028,000
       Separate account assets                             1,137,439        1,137,439          899,204          899,204
       Derivative financial instruments:
        Interest rate swaps                                   14,631           14,631           18,170           18,170
        Options                                                6,189            6,189            9,612            9,612

     Financial liabilities:
       Funds held under deposit contracts                 16,582,390       17,543,000       15,655,404       16,718,000
       Separate account liabilities                        1,137,439        1,137,439          899,204          899,204
       Derivative financial instruments:
        Options                                                  607              607              929              929

5. REINSURANCE

We use reinsurance to manage exposure to potential losses. Although the reinsurer is liable to us to the extent of the reinsurance ceded, we remain primarily liable to the policyholders as the direct insurer on all risks reinsured. We evaluate the financial condition of our reinsurers to minimize our exposure to losses from reinsurer insolvencies. To our knowledge, none of our major reinsurers is currently experiencing material financial difficulties. We analyze reinsurance recoverables according to the credit ratings and types of our reinsurers. Of the total amounts due from reinsurers balance at December 31, 2003, 93.7% was with reinsurers rated A or higher by A.M. Best. We had no reserve for uncollectible reinsurance in 2003 or 2002. None of our reinsurance contracts exclude certified terrorist acts.

Individual Life Reinsurance - For our individual life business, we have coinsurance agreements where the reinsurer reimburses us based on the percentage in the contract that range from 50% to 80%, based upon the year that the policy was written. For policies written prior to 2000, we recover 50% of the death benefit that we pay on covered claims from the reinsurer. This percentage was increased in 2000 to 80% for a majority of the policies written, and was increased in 2002 to cover 80% of all policies written.

Group Long-Term Disability and Group Short-Term Disability - We reinsure 100% of our Group Long-Term Disability and Group Short-Term Disability business. The reinsurer is responsible for paying all claims.

Reinsurance recoverables are comprised of the following amounts:

                                                     DECEMBER 31
                                                2003             2002
                                           -------------------------------
     LIFE INSURANCE
     Reinsurance recoverables on:
       Policy and contract claim reserves  $        3,689   $        1,561
       Paid claims                                  1,841              852
       Life policy liabilities                     90,607           86,106
                                           -------------------------------
     Total life insurance                          96,137           88,519
                                           -------------------------------

     ACCIDENT AND HEALTH INSURANCE
     Reinsurance recoverables on:
       Policy and contract claim reserves          83,425           70,368
       Paid claims                                    192               90
                                           -------------------------------
     Total accident and health insurance           83,617           70,458
                                           -------------------------------
     Total reinsurance recoverables        $      179,754   $      158,977
                                           ===============================

The effects of reinsurance on earned premiums are as follows:

                                                  YEAR ENDED DECEMBER 31
                                           2003             2002             2001
                                      -----------------------------------------------
     EARNED PREMIUMS
     Direct:
       Accident and health premiums   $     465,734    $     340,511    $     345,436
       Life insurance premiums              164,704          155,800          150,446
                                      -----------------------------------------------
       Total                                630,438          496,311          495,882
                                      -----------------------------------------------

     Ceded:
       Accident and health premiums         (18,618)         (15,616)         (13,556)
       Life insurance premiums              (29,911)         (25,385)         (21,088)
                                      -----------------------------------------------
       Total                                (48,529)         (41,001)         (34,644)
                                      -----------------------------------------------

     Assumed:
       Accident and health premiums          97,985          137,335           18,821
       Life insurance premiums                  624            6,923          (18,594)
                                      -----------------------------------------------
       Total                                 98,609          144,258              227
                                      -----------------------------------------------
     Total earned premiums            $     680,518    $     599,568    $     461,465
                                      ===============================================

Ceded reinsurance reduced our policy benefits by $32,964, $27,862 and $12,286 in 2003, 2002 and 2001. Included in these amounts are accident and health amounts of $10,813, $4,072 and $10,278 in 2003, 2002 and 2001.

6. INTANGIBLES AND GOODWILL

Effective March 31, 2001, we elected to change our accounting policy for assessing goodwill from one based on undiscounted cash flows to one based on a market value method. We determined the market value method to be a preferable way to assess the current value of goodwill. As a result, we recorded a goodwill write-off of $31,645 ($24,885 after-tax) in 2001.

The market value method used to assess the recoverability of goodwill compared Safeco's market capitalization (stock price multiplied by shares outstanding) to the reported book value (total shareholders' equity) of Safeco. Given the extent of the shortfall of market capitalization compared to the reported book value as of March 31, 2001, and the fact that a similar shortfall had existed for almost two years, Safeco concluded that under the new method the entire goodwill asset was impaired and a write-off of the full amount was necessary.

We adopted SFAS 142 on January 1, 2002. Under SFAS 142, we no longer amortize goodwill and indefinite-lived intangible assets, but we review them annually (or more frequently if impairment indicators arise) for impairment. We amortize separable intangible assets over their useful lives (but with no maximum life) unless we deem them to have an indefinite life. As a result of adopting SFAS 142, we reclassified $27,950 of other intangible assets (net of accumulated amortization of $4,300) to goodwill in 2002. The adoption had minimal impact on the Consolidated Statements of Income.

Included in the intangibles and goodwill balance on our Consolidated Balance Sheets is the present value of future profits (PVFP). PVFP represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. We determined the present value of anticipated profits using the credited interest rate. For annuity contracts, amortization of the PVFP is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The change in the PVFP is comprised of amortization and an adjustment to amortization for realized gains or losses on investment securities of $(138), $(374) and $(99) for the years ended December 31, 2003, 2002 and 2001. We review the PVFP periodically to determine that the unamortized portion does not exceed expected recoverable amounts. We have not recorded any impairment adjustments in 2003, 2002 or 2001. We estimate that over the next five years, four to seven percent of the balance will be amortized each year.

The following table presents our intangible assets and goodwill at December 31, 2003 and 2002. The purchase of Swiss Re's stop-loss medical business in 2002 increased intangible assets and goodwill by $25,988 and $26,242. We are amortizing the PVFP, distribution agreement and renewal rights we acquired over a useful life of 20 years. We amortize all other intangible assets over a useful life of five years or less.

                                                             DECEMBER 31, 2003
                                            ----------------------------------------------------
                                            GROSS CARRYING      ACCUMULATED       NET CARRYING
                                                AMOUNT          AMORTIZATION         AMOUNT
                                            ----------------------------------------------------
Unamortized intangible assets:
  Goodwill                                  $        54,192   $             -    $        54,192
Amortizable intangible assets:
  Present value of future profits                    82,272           (37,075)            45,197
  Distribution agreement                             35,000           (11,900)            23,100
  Renewal rights                                     25,700            (1,820)            23,880
  Administrative agreement                            8,766            (4,451)             4,315
  Other intangible assets                               288              (108)               180
                                            ----------------------------------------------------
Total                                       $       206,218   $       (55,354)   $       150,864
                                            ====================================================

                                                             DECEMBER 31, 2002
                                            ----------------------------------------------------
                                            GROSS CARRYING      ACCUMULATED       NET CARRYING
                                                AMOUNT          AMORTIZATION         AMOUNT
                                            ----------------------------------------------------
Unamortized intangible assets:
  Goodwill                                  $        54,192   $             -    $        54,192
Amortizable intangible assets:
  Present value of future profits                    82,272           (32,963)            49,309
  Distribution agreement                             35,000           (10,617)            24,383
  Renewal rights                                     25,700              (535)            25,165
  Administrative agreement                            8,766            (3,014)             5,752
  Other intangible assets                               288               (32)               256
                                            ----------------------------------------------------
Total                                       $       206,218   $       (47,161)   $       159,057
                                            ====================================================

Amortization expense for intangible assets, pretax, was $8,331, $8,761 and $12,459 for 2003, 2002 and 2001. Estimated future amortization for the years ended December 31, pretax, are as follows:

                                                                ESTIMATED
                                                               AMORTIZATION
                                                              ---------------
                        2004                                  $         7,396
                        2005                                            7,158
                        2006                                            6,923
                        2007                                            5,308
                        2008                                            4,225
                        2009 and thereafter                            65,662
                                                              ---------------
                        Total                                 $        96,672
                                                              ===============

Changes in the carrying value of goodwill are presented for the related business segment in the following tables. For descriptions of the business segments see
Note 15--Segment Information.

                                             YEAR ENDED DECEMBER 31
                                               2003           2002
                                              GROUP          GROUP
                                           ---------------------------
Balance at beginning of year               $     54,192   $          -
  Additions                                           -         26,242
  Reclassifications                                   -         27,950
  Amortization                                        -              -
  Write-off                                           -              -
                                           ---------------------------
Balance at end of year                     $     54,192   $     54,192
                                           ===========================

The following table reverses the effect of the intangibles and goodwill amortization in 2001 as if SFAS 142 was adopted in that year to show comparability of the reported net income for all periods presented:

                                               YEAR ENDED DECEMBER 31
                                         2003           2002           2001
                                     ------------------------------------------
Reported net income                  $    137,703   $     58,829   $     77,594
Add back: intangibles and goodwill
  amortization, net of tax                      -              -          2,413
                                     ------------------------------------------
Adjusted net income                  $    137,703   $     58,829   $     80,007
                                     ==========================================

7. INCOME TAXES

We use the liability method of accounting for income taxes in accordance with SFAS 109, "Accounting for Income Taxes," under which deferred income tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

For the year ended December 31, 2003, the difference of $14,778 between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the consolidated provision for income taxes was primarily due to the tax effect of the separate accounts dividend received deduction of $7,916 for 2003 and the recording of a recoverable from the Internal Revenue Service for the separate accounts dividend received deduction of $37,641 for the period 1995 through 2001. There were no material differences for the year ended 2002. For the year ended December 31, 2001, the difference of $4,297 was primarily due to the write-off of goodwill.

7. INCOME TAXES

The tax effects of temporary differences which give rise to the deferred income tax assets and deferred income tax liabilities at December 31, 2003 and 2002 were as follows:

                                                                                   DECEMBER 31
                                                                               2003           2002
                                                                           ---------------------------
     Deferred income tax assets:
       Goodwill                                                            $      4,515   $      5,014
       Adjustment to life policy liabilities                                     93,094         83,215
       Adjustment to claims reserves                                              3,627             37
       Capitalization of policy acquisition costs                                76,060         81,368
       Investment impairments                                                    44,719         68,344
       Capital loss carryforwards                                                 8,400              -
       Postretirement benefits                                                    3,917          3,954
       Uncollected premium adjustment                                             8,109          5,892
       Guaranty fund assessments                                                    728          2,408
       Other                                                                      7,101          3,627
                                                                           ---------------------------
     Total deferred income tax assets                                           250,270        253,859
                                                                           ---------------------------

     Deferred income tax liabilities:
       Unrealized appreciation of investment securities (net of deferred
         policy acquisition costs adjustment: $30,804; $19,038)                 446,403        379,439
       Deferred policy acquisition costs                                        129,606        121,735
       Bond discount accrual                                                     29,132         29,010
       Present value of future profits                                           15,819         17,258
       Intangible assets                                                          8,086          7,665
       Other                                                                      1,395          2,589
                                                                           ---------------------------
     Total deferred income tax liabilities                                      630,441        557,696
                                                                           ---------------------------
     Net deferred income tax liability                                     $    380,171   $    303,837
                                                                           ===========================

8. COMPREHENSIVE INCOME

Comprehensive income is defined as all changes in Shareholder's Equity, except those arising from transactions with shareholders. Comprehensive income includes net income and OCI, which for us consists of changes in unrealized gains or losses of investments carried at market value and deferred policy acquisition costs valuation allowance.

The components of OCI are as follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                 2003            2002           2001
                                                             --------------------------------------------
     Net unrealized gains on available-for-sale securities   $  1,344,676    $  1,117,549    $    411,583
     Net unrealized gains on derivative financial
       instruments                                                 18,773          20,958          31,588
     Adjustment for deferred policy acquisition costs             (88,012)        (54,395)         (9,297)
     Deferred income taxes                                       (446,292)       (379,328)       (151,745)
                                                             --------------------------------------------
     Accumulated OCI                                         $    829,145    $    704,784    $    282,129
                                                             ============================================

The following summarizes the net changes in OCI:

                                                                        YEAR ENDED DECEMBER 31
                                                                 2003            2002           2001
                                                             --------------------------------------------
     Increase (decrease) in unrealized appreciation/
       depreciation of:
         Available-for-sale securities                       $    227,127    $    705,966    $    306,258
         Derivative financial instruments                          (2,185)        (10,630)         31,588
     Adjustment for deferred policy acquisition costs             (33,617)        (45,098)         (8,763)
     Deferred income taxes                                        (66,964)       (227,583)       (115,179)
                                                             --------------------------------------------
     Net change in accumulated OCI                           $    124,361    $    422,655    $    213,904
                                                             ============================================

9. COMMITMENTS AND CONTINGENCIES

At December 31, 2003, unfunded mortgage loan commitments approximate $16,475. We had no other material commitments or contingencies at December 31, 2003.

Under state insolvency and guaranty laws, insurers licensed to do business in the state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium taxes and are included in other liabilities in the Consolidated Balance Sheets. At December 31, 2003 and 2002, we had liabilities of $7,948 and $6,885 for estimated guaranty fund assessments. We had a related asset for premium tax offsets of $6,877 and $7,030 at December 31, 2003 and 2002.

Because of the nature of our business, we are subject to legal actions filed or threatened in the ordinary course of our business operations. We do not believe that such litigation will have a material adverse effect on our consolidated financial condition, future operating results or liquidity.

10. ACQUISITION

In July 2002, we completed our acquisition of the medical excess loss and group life business of Swiss Re Life & Health America Holding Company (Swiss Re). The primary purpose of the acquisition was to build a greater presence in the group stop-loss medical business market and leverage our expertise in this line of business. The transaction was in the form of an indemnity coinsurance agreement, with total assets acquired of $137,098, including the acquisition of Fort Wayne Risk Management Services, Inc., and resulted in the recognition of $25,988 of other intangible assets and $26,242 of goodwill. Nearly all of the other intangible assets are comprised of the value of the reinsurance contracts (and the related customer relationships) and are being amortized over a useful life of 20 years in proportion to estimated future gross profits. The assets and liabilities acquired from Swiss Re are included in the Consolidated Balance Sheets for 2002 and, beginning in July 2002, the results of these operations were included in the Consolidated Statements of Income. The acquired business generated earned premiums of $116,042 from the acquisition date through December 31, 2002. For segment reporting purposes, these operations are included with the results of the Group segment.

Balance sheet amounts at the date of acquisition were as follows:

Assets:
  Cash and cash equivalents                $     67,463
  Intangibles and goodwill                       52,231
  Other notes and accounts receivables           17,404
                                           ------------
                                           $    137,098
                                           ============

Liabilities:
  Future policy benefits                   $      2,717
  Policy and contract claims                    101,803
  Unearned premiums                                 929
  Current income taxes payable                   13,500
  Other liabilities                              18,149
                                           ------------
                                           $    137,098
                                           ============

11. EMPLOYEE BENEFIT PLANS

Safeco sponsors defined contribution and defined benefit plans covering substantially all employees of the Company and its subsidiaries and provides a postretirement benefit program for certain retired employees. Eligibility for participation in the various plans is generally based on completion of a specified period of continuous service or date of hire. Employer contributions to these plans are made in cash. Costs allocated to the Company for these plans were $6,178, $5,986 and $4,352 for the years ended December 31, 2003, 2002 and 2001.

The Safeco 401(k)/Profit Sharing Retirement Plan is a defined contribution plan. It includes a minimum contribution of 3% of each eligible participant's compensation, a matching contribution of 66.6% of participant's contributions, up to 6% of eligible compensation, and a profit sharing component based on Safeco's income. No profit-sharing contributions were made in 2003, 2002 or 2001.

The Safeco Employee's Cash Balance Plan (CBP) is a noncontributory defined benefit plan that provides benefits for each year of service after 1988, based on the participant's eligible compensation plus a stipulated rate of return on the benefit balance. Safeco makes contributions to the CBP based on the funding requirements set by the Employee Retirement Income Security Act (ERISA). Costs allocated to the Company for this plan were 1% or less of income before income taxes for the years ended December 2003, 2002 and 2001.

In addition, Safeco provides certain healthcare and life insurance benefits and other post-retirement benefits (collectively OPRB) for certain retired employees, their beneficiaries, and eligible dependents. During 2003, Safeco's OPRB program was amended. For current retirees and employees age 50 and over with sufficient service time, Safeco will continue to subsidize a portion of the cost of retiree healthcare benefits, but at a reduced rate. The rate of increase in the subsidy for these healthcare benefits will be capped in future years. Safeco will also continue to provide a capped amount of retiree life insurance benefits to current retirees and employees age 50 and over with sufficient service time. For current employees age 36 or older, who do not otherwise meet the above requirements, Safeco will provide access to their group healthcare plan at retirement, but participants will pay the entire cost of coverage. Retiree life insurance benefits will no longer be offered to this employee group. For current employees age 35 and under, and any employee hired after December 31, 2003, (regardless of age) retiree healthcare and life insurance benefits will no longer be provided. In addition, Safeco's OPRB benefit obligation was revalued to reflect the reduction in staff that is part of a restructuring plan. Due to these actions, Safeco recognized a curtailment gain in 2003, of which $1,247 was allocated to the Company.

Early in 2004, the FASB issued a staff position paper that permits sponsors of retiree benefit programs subject to SFAS 106, "Employers' Accounting for Postretirement Benefits, Other Than Pensions," to make an election to defer accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) until further authoritative guidance is issued. Safeco has elected to make this deferral and, accordingly, has not reflected the effects of the Act on the obligation or annual costs of the OPRB program.

The Company participates in Safeco's Long-Term Incentive Plan of 1997 (the
Plan), as amended. Incentive stock options, non-qualified stock options, restricted stock rights (RSR), performance stock rights (PSR) and stock appreciation rights are authorized under the Plan. Stock-based compensation expense allocated to the Company was $2,746 and $1,301 for 2003 and 2002.

Stock options are granted at exercise prices not less than the fair market value of the stock on the date of the grant. The terms and conditions upon which options become exercisable may vary among grants, however, option rights expire no later than ten years from the date of grant. Safeco grants options and rights to key employees. Options generally vest on a straight-line basis over four years. In May 2002, a one-time grant of non-qualified stock options was made to employees not otherwise eligible for option grants. These newly issued options vest over two years and expire five years from the date of the grant.

RSRs provide for the holder to receive a stated number of share rights if the holder remains employed for a stated number of years. PSRs provide for the holder to receive a stated number of share rights if the holder attains certain specified performance goals within a stated performance cycle. Performance goals may include operating income, return on equity, relative stock price appreciation and/or other criteria.

12. DIVIDEND RESTRICTIONS

Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year statutory surplus or prior year statutory net gain from operations. Dividends in excess of the prescribed limits or earned surplus require formal state insurance commission approval. Based on statutory limits as of December 31, 2003, the amount of retained earnings available for the payment of dividends to Safeco without prior regulatory approval is $166,586.

13. STATUTORY-BASIS INFORMATION

State insurance regulatory authorities require the Company to file annual statements prepared on an accounting basis prescribed or permitted by their respective state of domicile. Prescribed statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners' (NAIC), including the revised Accounting Practices and Procedures Manual. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Statutory net income (loss) and capital and surplus, by company, are as follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                 2003            2002            2001
                                                             --------------------------------------------
     Statutory net income (loss):
       Safeco Life Insurance Company                         $    156,699    $     14,968    $    113,572
       Safeco National Life Insurance Company                         507             281           1,066
       First Safeco National Life Insurance Company of
         New York                                                     (29)         (1,616)            679
       American States Life Insurance Company                      14,103          16,403          16,708
                                                             --------------------------------------------
     Total                                                   $    171,280    $     30,036    $    132,025
                                                             ============================================

                                                                              DECEMBER 31
                                                                 2003            2002            2001
                                                             --------------------------------------------
     Statutory capital and surplus:
       Safeco Life Insurance Company                         $  1,059,564    $    903,352    $    782,891
                                                             ============================================

Statutory net income differs from income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

Statutory capital and surplus differs from amounts reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and fixed maturities are carried at amortized cost.

Prior to 2003, under Washington State's insurance code, investments in foreign securities were not considered admitted assets for statutory accounting purposes. However, statutory accounting practices prescribed by the NAIC allowed insurance companies to account for foreign investments as admitted assets. The Washington State Insurance Commissioner has the express authority to permit an insurer to make investments not otherwise eligible under the state's insurance code and exercised this authority by permitting the Company to account for our foreign investments as admitted assets. We held investments in foreign corporations and municipalities of $162,855 at December 31, 2002. These amounts increased the surplus of our insurance subsidiaries accordingly.

In 2003 Washington State's insurance code was revised to allow foreign investments to be treated as admitted assets subject to certain limitations. At December 31, 2003, the Company was in compliance with these regulations.

The NAIC revised the Accounting Practices and Procedures Manual, in a process referred to as Codification, effective January 1, 2001. The domiciliary states of the Company's insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company's insurance subsidiaries use to prepare their statutory-basis financial statements. Upon the January 1, 2001 adoption, the Company's insurance companies' statutory surplus increased by $45,356. Nearly all of the increase in the amount of statutory surplus relates to the recording of deferred tax assets that were not recorded in the statutory-basis financial statements under the prior statutory accounting guidance.

Life and health insurance companies are also subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to it. At December 31, 2003, the Company and its subsidiaries meet the RBC requirements.

14. RELATED PARTIES

We are obligated under a real estate lease with GAC, an affiliate. The current minimum annual rental commitment under this obligation is $2,751 at December 31, 2003. The lease provides for annual escalation limited to 5% per year, based upon the Consumer Price Index. The minimum aggregate rental commitments under this lease are not material to the Company.

We are also obligated under a real estate lease with Safeco Insurance Company of America that expires in 2004. The minimum aggregate rental commitments under this lease are not material to the Company.

The amount of rent expense, charged to operations was $8,562, $7,347, and $2,601 for 2003, 2002, and 2001.

In June 2000, we issued a guarantee to GAC. Under the guarantee, we guaranteed repayment of a loan made by GAC to Investar, an insurance agency. The loan was made in June 2000 and matures in June 2017. The principal balance at December 31, 2003 was $15.9 million.

Safeco and its affiliates provide us with personnel, property, and facilities in carrying out certain of its corporate functions. Safeco annually determines allocation factors based on headcount, time studies, actual usage or other relevant allocation bases in order to allocate expenses for these services and facilities. These expenses are included in net investment income and other operating expenses within our Consolidated Statements of Income. Safeco charged us expenses of $40,010, $28,564 and $32,692 for the years ended December 31, 2003, 2002 and 2001. These expenses include charges for corporate overhead, data processing systems, payroll, and other miscellaneous charges.

As of December 31, 2003 and 2002, we owed Safeco and its affiliates $13,106 and $7,046, which is included in other liabilities on our Consolidated Balance Sheets. These balances were settled within 30 days.

We paid $50,000 in dividends to Safeco during the year ended December 31, 2002. No dividends were paid in 2003.

During 2003, liabilities of $4,537 owed to Safeco were forgiven and reflected as a capital contribution. Safeco contributed capital to us in the form of United States Treasury notes on December 20, 2002. The amortized cost and accrued interest related to this contribution totaled $100,000.

Various affiliated property and casualty companies directly purchased structured settlement annuities from the Company totaling $4,399 and $10,929 in 2003 and 2002. Safeco Assigned Benefits Service Company and Safeco National Life Insurance Company, affiliates of the Company, also purchased structured settlement annuities which were assigned from various affiliated property and casualty companies totaling $29,308 and $37,155 in 2003 and 2002.

15. SEGMENT INFORMATION

We provide a broad range of products and services that include individual and group insurance products, pension products and annuity products. These operations are managed separately as five reportable segments: Group, Income Annuities, Retirement Services, Individual and Other based on product groupings:

     Group's principal product is stop-loss medical insurance sold to employers with self-insured medical plans. Also included in this segment are group life, accidental death and dismemberment insurance and disability products.

     Income Annuities' principal product is the structured settlement annuity that is sold to fund third-party personal injury settlements, providing a reliable income stream to the injured party.

     Retirement Services' products are primarily fixed and variable deferred annuities (both qualified and non-qualified), tax-sheltered annuities (marketed to teachers and not-for-profit organizations), guaranteed investment contracts and corporate retirement funds.

     Individual's products include term, universal and variable universal life and bank owned life insurance.

     Other is comprised mainly of investment income resulting from the investment of capital and accumulated earnings of the operating lines of business.

We evaluate our results based upon pretax operating earnings, a non-GAAP financial measure that excludes net realized investment losses. Management believes the presentation of segment pretax operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, recurring operations of the business.

The following tables present selected financial information by segment and reconcile pretax operating earnings to amounts reported in the Consolidated Statements of Income.

                                                               YEAR ENDED DECEMBER 31, 2003
                                                 INCOME         RETIREMENT
                                   GROUP        ANNUITIES        SERVICES       INDIVIDUAL        OTHER           TOTAL
                                -------------------------------------------------------------------------------------------
Revenues:
  Premiums                      $    545,102   $          -    $        316    $    135,100    $          -    $    680,518
  Net investment income                6,552        513,755         364,709         234,239          90,939       1,210,194
  Other revenue                        1,243            187          23,229          14,179             606          39,444
                                -------------------------------------------------------------------------------------------
Total (excluding net realized
  investment gains (losses)          552,897        513,942         388,254         383,518          91,545       1,930,156

Benefits and expenses:
  Policy benefits                    310,848        468,617         283,085         293,218               -       1,355,768
  Other operating expenses           138,857         20,044          59,994          68,376          11,843         299,114
  Amortization of deferred
    policy acquisition costs          12,817              -          26,570          11,940               -          51,327
  Intangibles and goodwill
    amortization                       1,361              -             596           3,652           2,722           8,331
                                -------------------------------------------------------------------------------------------
Total                                463,883        488,661         370,245         377,186          14,565       1,714,540
                                -------------------------------------------------------------------------------------------
Pretax operating earnings             89,014         25,281          18,009           6,332          76,980         215,616

Net realized investment gains
  (losses)                               337         (8,624)         (3,759)         (6,210)         (8,245)        (26,501)
                                -------------------------------------------------------------------------------------------
Income before income taxes
  and change in accounting
  principle                     $     89,351   $     16,657    $     14,250    $        122    $     68,735    $    189,115
                                ===========================================================================================

Assets:
  Total investments             $    158,885   $  7,290,495    $  6,393,137    $  3,900,041    $  1,525,167    $ 19,267,725
  Separate account assets                  -              -       1,032,272         105,167               -       1,137,439
  Total assets                       343,391      7,543,093       8,036,974       4,485,061       2,000,978      22,409,497

                                                               YEAR ENDED DECEMBER 31, 2002
                                                 INCOME         RETIREMENT
                                   GROUP        ANNUITIES        SERVICES       INDIVIDUAL        OTHER           TOTAL
                                -------------------------------------------------------------------------------------------
Revenues:
  Premiums                      $    467,961   $          -    $        465    $    131,142    $          -    $    599,568
  Net investment income                5,333        528,879         355,498         237,110          78,095       1,204,915
  Other revenue                        4,102             16          23,430          11,421             447          39,416
                                -------------------------------------------------------------------------------------------
Total (excluding net realized
  investment gains (losses)          477,396        528,895         379,393         379,673          78,542       1,843,899

Benefits and expenses:
  Policy benefits                    276,950        470,213         288,516         286,650               -       1,322,329
  Other operating expenses           124,476         17,170          45,069          55,549           1,843         244,107
  Amortization of deferred
    policy acquisition costs           6,171              -          22,172          12,457               -          40,800
  Intangibles and goodwill
    amortization                         567              -           2,002           3,470           2,722           8,761
                                -------------------------------------------------------------------------------------------
Total                                408,164        487,383         357,759         358,126           4,565       1,615,997
                                -------------------------------------------------------------------------------------------
Pretax operating earnings             69,232         41,512          21,634          21,547          73,977         227,902

Net realized investment gains
  (losses)                              (126)       (53,474)        (87,455)         (5,976)          6,468        (140,563)
                                -------------------------------------------------------------------------------------------
Income (loss) before income
  taxes and change in
  accounting principle          $     69,106   $    (11,962)   $    (65,821)   $     15,571    $     80,445    $     87,339
                                ===========================================================================================

Assets:
  Total investments             $    162,705   $  7,139,221    $  5,684,899    $  3,686,977    $  1,261,394    $ 17,935,196
  Separate account assets                  -              -         811,622          87,582               -         899,204
  Total assets                       339,920      7,385,378       7,298,635       4,347,854       1,995,398      21,367,185

                                                               YEAR ENDED DECEMBER 31, 2001
                                                 INCOME         RETIREMENT
                                   GROUP        ANNUITIES        SERVICES       INDIVIDUAL        OTHER           TOTAL
                                -------------------------------------------------------------------------------------------
Revenues:
  Premiums                      $    331,305   $          -    $        475    $    129,685    $          -    $    461,465
  Net investment income                3,738        529,584         339,183         226,726          78,079       1,177,310
  Other revenue                        1,207             12          27,417          11,363             733          40,732
                                -------------------------------------------------------------------------------------------
Total (excluding net realized
  investment gains (losses)          336,250        529,596         367,075         367,774          78,812       1,679,507

Benefits and expenses:
  Policy benefits                    212,197        463,905         284,486         274,311               -       1,234,899
  Other operating expenses            91,745         17,880          47,371          57,293           2,487         216,776
  Amortization of deferred
    policy acquisition costs           5,692              -          16,956           9,673               -          32,321
  Intangibles and goodwill
    amortization                          15              -           2,659           3,741           6,350          12,765
                                -------------------------------------------------------------------------------------------
Total                                309,649        481,785         351,472         345,018           8,837       1,496,761
                                -------------------------------------------------------------------------------------------
Pretax operating earnings             26,601         47,811          15,603          22,756          69,975         182,746

Realized investment gains
  (losses)                            (1,627)        10,595         (29,215)         (7,452)          5,153         (22,546)
Goodwill write-off                       816              -               -          30,829               -          31,645
                                -------------------------------------------------------------------------------------------
Income (loss) before income
  taxes and change in
  accounting principle          $     24,158   $     58,406    $    (13,612)   $    (15,525)   $     75,128    $    128,555
                                ===========================================================================================

Assets:
  Total investments             $     69,326   $  6,733,321    $  4,932,293    $  3,452,246    $  1,030,645    $ 16,217,831
  Separate account assets                  -              -       1,096,906         111,193               -       1,208,099
  Total assets                       172,471      6,831,984       6,252,435       3,875,451       1,164,282      18,296,623

16. SUBSEQUENT EVENT

Safeco entered into a definitive agreement, dated March 15, 2004, to sell the Company, its subsidiaries and affiliated mutual fund operations to an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway, Inc. The purchase price is $1.35 billion, subject to adjustment based on our June 30, 2004 statutory book value. The transaction is subject to regulatory approvals and is expected to close during the third quarter of 2004.

                            SAFECO SEPARATE ACCOUNT C
                                     PART C
                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a. FINANCIAL STATEMENTS The following audited financial statements of Safeco Separate Account C and Safeco Life Insurance Company ("Safeco Life") are included in the Statement of Additional Information of this Registration
     Statement:

     REGISTRANT:

        Statements of Assets and Liabilities as of December 31, 2003. Statements of Operations for the Year Ended December 31, 2003. Statements of Changes in Net Assets for the Year Ended December 31, 2002 and 2003.
        Notes to Financial Statements.
        Report of Ernst & Young LLP, Independent Auditors.


     SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:
       Consolidated Balance Sheets as of December 31, 2003 and 2002. Consolidated Statements of Income for the years ended December 31, 2003, 2002 and 2001.
       Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001.
       Consolidated Statements of Comprehensive Income for the years ended December 31, 2003, 2002 and 2001.
       Consolidated Statements of Cash Flows for the years ended
       December 31, 2003, 2002 and 2001.
       Notes to Consolidated Financial Statements.

b.   EXHIBITS


EXHIBIT   DESCRIPTION                                                           REFERENCE
-----------------------------------------------------------------------------------------
1.        Resolution of Board of Directors of Safeco Life authorizing the
          Separate Account                                                      (1)

2.        Not Applicable

3.        (i)    Principal Underwriter's Agreement                              (1)
          (ii)   Form of Broker-Dealer Selling Agreement                        (7)

4.        (i)    Individual   Flexible   Premium   Deferred   Variable
                 Annuity Contract.                                              Filed Herewith
          (ii)   Earnings Enhancement Benefit Rider                             (9)
          (iii)  Minimum Guaranteed Death Benefit - Annual Reset Rider          (9)

5.        Application for Annuity Contract.                                     (9)

6.        (i)    Copy of Articles of Incorporation of Safeco as
                 amended 11/26/90.                                              (1)

          (ii)   Copy of the Bylaws of Safeco as amended 11/08/01.              (6)

7.        Form of Reinsurance Agreement                                         (10)
8.        Participation Agreement (Fidelity VIP I & II)                         (4)
                 Form of Sub-Licensing Agreement                                (4)
                 Amendment No. 1 to Participation Agreement (VIP I)             (7)
                 Amendment No. 1 to Participation Agreement (VIP II)            (7)

          Form of Participation Agreement (Fidelity VIP III)                    (3)
                 Amendment No. 1 to Participation Agreement (VIP III)           (7)

          Participation Agreement (Lexington)                                   (2)

EXHIBIT   DESCRIPTION                                                           REFERENCE
-----------------------------------------------------------------------------------------
          Participation Agreement (ACVP)                                        (6)
                 Amendment No. 1 to Participation Agreement                     (6)
                 Amendment No. 2 to Participation Agreement                     (6)
                 Amendment No. 3 to Participation Agreement                     (6)
                 Form of Amendment No. 4 to Participation Agreement             (8)

          Participation Agreement (AIM)                                         (6)
                 Form of Amendment No. 1 to Participation Agreement             (8)

          Form of Participation Agreement (Dreyfus)                             (5)
                 Amendment No. 1 to Participation Agreement                     (8)

          Participation Agreement (Franklin Templeton)                          (6)
                 Amendment No. 1 to Participation Agreement                     (6)
                 Amendment No. 2 to Participation Agreement                     (6)

          Form of Participation Agreement (J.P. Morgan)                         (5)
                 Amendment No. 1 to Participation Agreement                     (8)

          Participation Agreement (Federated)                                   (2)
                 Amendment to Participation Agreement                           (6)
                 Amendment No. 2 to Participation Agreement                     (7)

          Participation Agreement (INVESCO)                                     (6)
                 Amendment No. 1 to Participation Agreement                     (6)
                 Amendment No. 2 to Participation Agreement                     (7)

9.        Opinion and Consent of Counsel                                        (9)

10.       Consent of Ernst and Young, LLP Independent Auditor                   Filed Herewith

11.       Not Applicable

12.       Not Applicable

13.       Not Apllicable

14.       Power of Attorney                                                     (6)


(1) Incorporated by reference to registration statement of Safeco Separate Account C filed on Form N-4, filed with the Securities and Exchange Commission on June 16, 1995 (File No. 33-60331).


(2) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 registration statement of Safeco Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712).


(3) Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-6 registration statement of Safeco Separate Account SL filed with the SEC on October 28, 1997 (File No. 333-30329).

(4) Incorporated by reference to Post-Effective Amendment No. 14 to Form S-6 registration statement of Safeco Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

(5) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 registration statement of Safeco Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

(6) Incorporated by reference to Post-Effective Amendment No. 21 to Form S-6 registration statement of Safeco Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

(7) Incorporated by reference to Post-Effective Amendment No. 26 to Form N-6 registration statement of Safeco Separate Account SL filed with the SEC on or about December 19, 2002 (File No. 333-30329).

(8) Incorporated by reference to Post-Effective Amendment of Safeco Separate Account SL filed with the SEC on or about April 30, 2003 (File No. 333-30329).


(9) Incorporated by reference to Initial Registration on Form N-4 registration statement for Safeco Separate Account C filed with the SEC (File No. 333-111216)

(10) Incorporated by reference to Post-Effective Amendment No. 12 on Form N-4 registration statement of Safeco Separate Account C filed with the SEC on April 30, 2002 (File No. 33-69712).


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of Safeco Life Insurance Company ("Safeco") who is engaged in activities relating to Safeco Separate Account C or the variable annuity contracts offered through Safeco Separate Account C.

NAME                                 POSITIONS WITH SAFECO                     PRINCIPAL BUSINESS ADDRESS
----                                 ---------------------                     --------------------------
Michael S. McGavick             Director, Chairman of the Board                    Safeco Plaza
                                                                                   Seattle, WA 98185

Randall H. Talbot                     Director, President                          5069 154th Place N.E.,
                                                                                   Redmond, WA 98052.

Roger F. Harbin               Director, Executive Vice President                   5069 154th Place N.E.,
                                          and Actuary                              Redmond, WA 98052

Christine B. Mead              Director, Senior Vice President,                    Safeco Plaza
                                           Secretary                               Seattle, WA 98185

Michael E. LaRocco                         Director                                Safeco Plaza
                                                                                   Seattle, WA 98185

James W. Ruddy                             Director                                Safeco Plaza
                                                                                   Seattle, WA 98185

Dale E. Lauer                              Director                                Safeco Plaza
                                                                                   Seattle, WA 98185

Kasey J. Sweet                             Director                                500 N. Meridian
                                                                                   Indianapolis, IN 46204

Colleen M. Murphy                  Assistant Vice President,                       5069 154th Place N.E.,
                              Controller, and Assistant Secretary                  Redmond, WA 98052

Michael J. Kinzer                Vice President, Chief Actuary                     5069 154th Place N.E.,
                                                                                   Redmond, WA 98052

Ronald L. Spaulding           Director, Vice President, Treasurer                  601 Union Street, Suite 2500
                                                                                   Seattle, WA 98101-4074

George C. Pagos                   Associate General Counsel,                       5069 154th Place N.E.,
                                        Vice President,                            Redmond, WA 98052
                                        Assistant Secretary

Tommie  D. Brooks                             Actuary                              5069 154th Place N.E.,
                                                                                   Redmond, WA 98052

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by Registrant. Safeco Life Insurance Company ("Safeco") established Safeco Separate Account C ("Registrant") by resolution of its Board of Directors pursuant to Washington law. Safeco is a wholly owned subsidiary of Safeco Corporation, which is a publicly owned company. Both companies were organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Safeco Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement. Following is the organizational chart of Safeco Corporation.

               SAFECO CORPORATION ORGANIZATIONAL AND ENTITY CHART

                                    ------------
                                       SAFECO
                                     Corporation
                                    (Washington)
                                    ------------
                                         |
                                         |
                                      ------
                                       100%
                                      ------
                                         |
-------   -----------   ---------   ---------   ---------   ----------       ---------
Barrier     SAFECO      American    American     American    SAFECO           SAFECO
 Ridge     Insurance     States      States      Economy    National         Insurance
  LLC       Company     Insurance   Preferred   Insurance   Insurance         Company
 (DE)     of Illinois    Company    Insurance    Company     Company            of
             (IL)         (IN)       Company       (IN)       (MO)            America
                                      (IN)                                     (WA)
-------   -----------   ---------   ---------   ---------   ----------       ---------
               |                                    |                            |
               |                                    |                            |
           --------                             --------                     --------
             100%                                 100%                          100%
           --------                             --------                     --------
               |                                    |                            |
               |                                    |           ----------------------------------
               |                                    |           |        |       |        |      |
          -----------                           ---------   ----------   |   -----------  |   ---------
           Insurance                             American      Puget     |     SAFECO     |    Emerald
            Company                               States    Structured   |   Ins. Co. of  |     City
          of Illinois                           Insurance    Benefits    |     Oregon     |   Insurance
             (IL)                                Company      Agency,    |      (OR)      |    Agency,
          -----------                            of Texas       Inc      |                |     Inc.
                                                   (TX)        (WA)      |                |     (WA)
                                                ---------   ----------   |   -----------  |   ---------
                                                                         |                |
                                                                      ------         ----------
                                                                      SAFECO           SAFECO
                                                                      Mgmnt.          Surplus
                                                                       Corp          Lines Ins.
                                                                       (NY)              Co.
                                                                                        (WA)
                                                                      ------         ---------
                                                                        |
                                                              --------------------
                                                              |                   |
                                                           -------             -------
                                                             100%                50%
                                                           -------             -------
                                                            |                  |
                                                            | ----------       | ----------
                                                            |  Tennanah        |   Titan
                                                            |  Lake Golf       |    PRT
                                                            |- & Tennis        |- Systems,
                                                            |    Club,         |    Inc.
                                                            |     Inc.         | (Inactive)
                                                            | -----------      | ----------
                                                            |                  |
                                                            | -----------      | ----------
                                                            |   Tennanah       |   Titan
                                                            |     Lake         |    PRT
                                                            |  Townhouse       |- Services,
                                                            |-  & Villa             Inc.
                                                            |  Community,        (Inactive)
                                                            |     Inc.           ----------
                                                            | -----------
                                                            |
                                                            | -----------
                                                            |  Tennanah
                                                            |-   Lake
                                                            | Properties,
                                                            |     Inc.
                                                            | -----------
                                                            |
                                                            | -----------
                                                            |  Freemont
                                                            |- Rockland
                                                            |   Sewage
                                                            | Corporation
                                                            | -----------
                                                            |
                                                            | ----------
                                                            |  Tennanah
                                                            |    Lake
                                                            | Community
                                                            |-  Water
                                                            |  Company,
                                                            |    Inc.
                                                            | ----------
                                                            |
                                                            | ------------
                                                            |   Tennanah
                                                            |  Lake Town
                                                            |  Community
                                                            |- Homeowners
                                                              Association,
                                                                  Inc.
                                                              ------------


                                                              -------------
                                                                  SAFECO
                                                                Corporation
                                                               (Washington)
                                                              -------------
                                                                    |
                                                                    |
                                                                  ------
                                                                   100%
                                                                  ------
                                                                    |
                                                                    |
            ---------------------------------------------------------------------------------------------------------
            |                   |           |          |                      |                                     |
        ---------           ---------   ---------   --------         ------------------                        -----------
         General              First      SAFECO      SAFECO                 SAFECO                               SAFECO
        Insurance           National      Life      Assigned            Administrative                         Properties,
         Company            Insurance   Insurance   Benefits            Services, Inc.                            Inc.
            of               Company     Company    Service                  (WA)                                 (WA)
         America               of         (WA)      Company          ------------------                        -----------
           (WA)              America                  (WA)                    |                                     |
                              (WA)                                            |                                     |
        ---------           ---------   ---------   --------       ---------------------                            |
            |                              |                       |                   |                            |
            |                              |                       |                   |                            |
         -------                         ------                  ------             ------                       ------
           100%                           100%                    100%                0%                          100%
         -------                         ------                  ------             ------                       ------
            |                             |                      |                   |                             |
    ---------------                       |                      |                   |                  ---------------------
    |             |                       |                      |                   |                  |                   |
    |             |                       |                      |                   |                  |                   |
----------   -----------                  |  -----------         |  ---------        |  -----------  ---------         ----------
  SAFECO        SAFECO                    |     First            |  Wisconsin        |    Admin.       Winmar          SAFECARE
Insurance      General                    |    SAFECO            |   Pension         |   Services    Co., Inc.         Co., Inc.
Company of   Agency, Inc.                 |   National           |     and           |     Life         (WA)              (WA)
 Indiana         (TX)                     |-    Life             |-   Group          |   Insurance   ---------         ----------
   (IN)                                   |   Insurance          |  Services,        |-   Agency,
----------   ------------                 |  Co. of New          |     Inc.                Inc.
                  |                       |     York             |     (WI)             (Employee)
             ------------                 |     (NY)             |                         (OH)
                 dba                      |  -----------         |  ----------          ----------
              insurQuest                  |                      |
             ------------                 |  -----------         |  ----------
                                          |    SAFECO            |   Employee
                                          |   National           |   Benefit
                                          |     Life             |    Claims
                                          |-  Insurance          |-     of
                                          |    Company              Wisconsin,
                                          |     (WA)                   Inc.
                                          |                            (WI)
                                          |  -----------            ----------
                                          |
                                          |  -----------
                                          |   American
                                          |  States Life
                                          |-  Insurance
                                               Company
                                                (IN)
                                             -----------

                                                ------------
                                                   SAFECO
                                                 Corporation
                                                (Washington)
                                                ------------
                                                     |
                                                     |
                                                  ------
                                                   100%
                                                  ------
                                                     |
                                                     |
                                                     |
                                                     |
                  -----------    -----------    -----------   -------    -------   ---------   -------
                    General         SAFECO        SAFECO      SAFECO     SAFECO     SAFECO     SAFECO
                    America        Services     Securities,   Asset       Trust    Financial     UK
                  Corporation    Corporation       Inc.        Mgt.      Company   Products,   Limited
                     (WA)            (WA)          (WA)       Company     (WA)       Inc.       (UK)
                  -----------   ------------    -----------    (WA)      -------     (WA)      -------
                       |                                      --------             ---------
                       |
                       |
                    ------
                     100%
                    ------
                       |
    -------------------------------------------------------------------------------------------------
    |                     |            |                    |              |            |           |
---------              --------    ----------           -----------   -----------    --------   --------
   F.B.                General       SAFECO                Talbot       SAFECO         R.F.
 Beattie               America     Investment            Financial     Financial      Bailey      dba:
  & Co.,               Corp. of     Services,           Corporation   Institution    Holdings    SAFECO
   Inc.                 Texas         Inc.                  (WA)      Solutions,     Limited    Capital
   (WA)                  (TX)         (WA)                               Inc.         (UK)      Services
                                   ----------           -----------      (CA)
---------              --------                             |         -----------    --------   --------
   |                      |                                 |                           |
   |                      |                                 |                           |
 ------           ------------------                      -----                      --------
  100%             Attorney-in-fact                        100%                        100%
 ------                  for                              -----                      --------
   |              ------------------
   |                      |                                 |                           |
   |            --------------------                        |                           |
   |            |                   |                       |                           |
---------   ---------           ---------                 -------                  -------------
  F.B.       SAFECO             American                  Talbot                    R.F. Bailey
 Beattie     Lloyds              States                   Agency,                  (Underwriting
Insurance   Insurance            Lloyds                    Inc.                      Agencies)
Services,    Company            Insurance                  (NM)                       Limited
  Inc.        (TX)               Company                                               (UK)
  (CA)                            (TX)
---------   ---------           ---------                 -------                  -------------


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 31, 2003, there were 36,387 Contract Owners of the Registrant.


ITEM 28.  INDEMNIFICATION

Under its Bylaws, Safeco, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Safeco or otherwise) by reason of the fact that he or she is or was a director of Safeco, or, while a director of Safeco, is or was serving at the request of Safeco as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Safeco shall extend such indemnification as is provided to directors above to any person, not a director of Safeco, who is or was an officer of Safeco or is or was serving at the request of Safeco as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Safeco may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Safeco pursuant to such provisions of the bylaws or statutes or otherwise, Safeco has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Safeco of expenses incurred or paid by a director, officer or controlling person of Safeco in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, Safeco will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

a. Safeco Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for Safeco's Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

b. The following information is provided for each officer and director of the principal underwriter:


                                        POSITIONS AND OFFICES
           NAME                           WITH UNDERWRITER                  PRINCIPAL BUSINESS ADDRESS
--------------------------------------------------------------------------------------------------------
Linda C. Mahaffey                             President                     4854 154th Place N.E.
                                                                            Redmond, WA 98052

Roger F. Harbin                     Director, Senior Vice-President         5069 154th Place N.E.,
                                                                            Redmond, WA 98052.

David H. Longhurst                    Vice President, Controller,           4854 154th Place N.E.
                                  Treasurer, Financial Principal and        Redmond, WA 98052.
                                               Secretary

Christine B. Mead                              Director                     Safeco Plaza
                                                                            Seattle, WA 98185

Ronald L. Spaulding                            Director                     601 Union Street, Suite 2500
                                                                            Seattle, WA 98101-4074.



c. During the fiscal year ended December 31, 2003, Safeco Investment Services, Inc., through Safeco Securities, Inc., received $6,760,198 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Safeco Investment Services, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

Safeco Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052, and/or Safeco Asset Management Company at 4854 154th Place N.E., Redmond, Washington 98052 maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable

ITEM 32.  UNDERTAKINGS

1.     The Registrant hereby undertakes to:

     a. File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     b. Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

     c. Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request

REPRESENTATIONS

1. Safeco Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Safeco Life.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Redmond, and State of Washington on this 30th day of April, 2004.


                              Safeco Separate Account C
                              -------------------------
                                       Registrant


                              By: SAFECO LIFE INSURANCE COMPANY


                              By: /S/ RANDALL H. TALBOT
                                  ------------------------------
                                  Randall H. Talbot, President


                                  Safeco Life Insurance Company
                                  -----------------------------
                                              Depositor


                              By: /S/ RANDALL H. TALBOT
                                  ---------------------
                                  Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 21 to Form S-6 registration statement of Safeco Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

NAME                              TITLE
----                              -----
MICHAEL E. LAROCCO*               Director
-----------------------
Michael E. LaRocco


MICHAEL S. MCGAVICK*              Director and Chairman
--------------------
Michael S. McGavick


/S/ COLLEEN M. MURPHY             Assistant Vice President, Controller and
--------------------------        Assistant Secretary
Colleen M. Murphy

RONALD L. SPAULDING*              Director, Vice President
--------------------------        and Treasurer
Ronald L. Spaulding


CHRISTINE B. MEAD**               Director, Senior Vice
-------------------               President and Secretary
Christine B. Mead


JAMES W. RUDDY**                  Director
-------------------------
James W. Ruddy


/S/ ROGER F. HARBIN               Director, Executive Vice President and Actuary
---------------------
Roger F. Harbin


DALE E. LAUER*                    Director
--------------
Dale E. Lauer

/S/ RANDALL H. TALBOT             Director and President (Principal Executive Officer)
---------------------
Randall H. Talbot


/S/ KASEY J. SWEET                Director
------------------
Kasey J. Sweet


                                       *By:  /S/ ROGER F. HARBIN
                                             -------------------
                                             Roger F. Harbin
                                             Attorney-in-Fact


                                      **By:  /S/ RANDALL H. TALBOT
                                             ---------------------
                                             Randall H. Talbot
                                             Attorney-in-Fact